--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                   FORM N-1A
                   REGISTRATION STATEMENT (NO. 2-56846) UNDER
                           THE SECURITIES ACT OF 1933
                          PRE-EFFECTIVE AMENDMENT NO.

                        POST-EFFECTIVE AMENDMENT NO. 55

                                      AND

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940

                                AMENDMENT NO. 57

                              VANGUARD INDEX TRUST
        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                     P.O. BOX 2600, VALLEY FORGE, PA 19482
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482

              IT IS PROPOSED THAT THIS AMENDMENT BECOME EFFECTIVE

            on April 30, 1999 pursuant to paragraph (b) of Rule 485.


                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  As soon as practicable after this Registration Statement becomes effective.


     WE HAVE ELECTED TO REGISTER AN INDEFINITE NUMBER OF SHARES PURSUANT TO REGULATION 24f-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. WE FILED OUR RULE 24f-2 NOTICE FOR THE YEAR ENDED DECEMBER 31, 1998 ON MARCH 29, 1999.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              VANGUARD INDEX TRUST

                             CROSS REFERENCE SHEET


                             FORM N-1A
                            ITEM NUMBER                                      LOCATION IN PROSPECTUS
    Item 1.   Front and Back Cover Pages...........................   Front and Back Cover Pages
    Item 2.   Risk/Return Summary: Investments, Risks, and
              Performance..........................................   Fund Profile
    Item 3.   Risk/Return Summary: Fee Table.......................   Fee Table
    Item 4.   Investment Objectives, Principal Investment
              Strategies, and Related Risks........................   A Word About Risk; Who Should Invest;
                                                                      Primary Investment Strategies
    Item 5.   Management's Discussion of Fund Performance..........   Herein incorporated by reference to
                                                                      Registrant's Annual Report to
                                                                      Shareholders dated December 31, 1998
                                                                      filed with the Securities & Exchange
                                                                      Commission's EDGAR system on March 1,
                                                                      1999
    Item 6.   Management, Organization, and Capital
              Structure............................................   The Fund and Vanguard; Investment
                                                                      Adviser
    Item 7.   Shareholder Information..............................   Share Price; Dividends, Capital
                                                                      Gains, and Taxes; Investing with
                                                                      Vanguard
    Item 8.   Distribution Arrangements............................   Inside Front Cover Page
    Item 9.   Financial Highlights Information.....................   Financial Highlights


                             FORM N-1A                                        LOCATION IN STATEMENT
                            ITEM NUMBER                                     OF ADDITIONAL INFORMATION
   Item 10.   Cover Page and Table of Contents.....................   Cover Page; Table of Contents
   Item 11.   Fund History.........................................   Description of the Trust
   Item 12.   Description of the Fund and its Investments and
              Risks................................................   Description of the Trust; Investment
                                                                      Policies; Fundamental Investment
                                                                      Limitations
   Item 13.   Management of the Fund...............................   Management of the Trust
   Item 14.   Control Persons and Principal Holders of
              Securities...........................................   Management of the Trust
   Item 15.   Investment Advisory and Other Services...............   Investment Advisory Services
   Item 16.   Brokerage Allocation and Other Services..............   Portfolio Transactions
   Item 17.   Capital Stock and Other Securities...................   Description of the Trust
   Item 18.   Purchase, Redemption, and Pricing of Shares..........   Purchase of Shares; Redemption of
                                                                      Shares; Share Price
   Item 19.   Taxation of the Fund.................................   Description of the Trust
   Item 20.   Underwriters.........................................   Not Applicable
   Item 21.   Calculation of Performance Data......................   Yield and Total Return
   Item 22.   Financial Statements.................................   Financial Statements

VANGUARD U.S. STOCK INDEX FUNDS


Prospectus
April 30, 1999

CONTENTS

1        An Introduction to Index Funds

2        Fund Profiles

2        Vanguard Total Stock Market Index Fund

4        Vanguard 500 Index Fund

6        Vanguard Extended Market Index Fund

9        Vanguard Mid-Cap Index Fund

11       Vanguard Small-Cap Index Fund

13       Vanguard Value Index Fund

15       Vanguard Small-Cap Value Index Fund

17       Vanguard Growth Index Fund

19       Vanguard Small-Cap Growth Index Fund

21       More on the Funds

24       The Funds and Vanguard

25       Investment Adviser

25       Year 2000 Challenge

26       Dividends, Capital Gains, and Taxes

27       Share Price

28       Financial Highlights

33       Investing with Vanguard

33       Services and Account Features

34       Types of Accounts

34       Buying Shares

36       Redeeming Shares

39       Transferring Registration

40       Fund and Account Updates

Glossary (inside back cover)



WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the objective, risks, and strategies of each of the Vanguard U.S. Stock Index Funds. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you to decide which Funds, if any, are the right investments for you. We suggest that you keep it for future reference.

IMPORTANT NOTE

Each of the Vanguard U.S. Stock Index Funds offers two separate classes of shares: Investor and Institutional (except Vanguard 500 Index Fund, which offers only Investor Shares). Investor Shares, which have an investment minimum of $3,000 ($1,000 for IRAs), are offered by two separate prospectuses. This prospectus is intended for individual investors and institutional clients. There is also a prospectus for participants in employer-sponsored retirement plans, which you can obtain by calling Vanguard at 1-800-523-1188.


Institutional Shares have an investment minimum of $10 million and generally do not require special employee benefit plan services. Institutional Shares are offered by another prospectus, which you can obtain by calling Vanguard's Institutional Investor Group at 1-800-523-1036.

Note that the Funds' separate share classes have different expenses; as a result, their investment performances will vary.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INTRODUCTION TO INDEX FUNDS



WHAT IS INDEXING?

An index is an unmanaged group of securities whose overall performance is used as a standard to measure investment performance. An index (or "passively managed") fund tries to match, as closely as possible, the performance of an established target index. The fund does this by holding all, or a representative sample, of the securities that comprise the index. Keep in mind that an index fund has operating expenses and transaction costs, while a market index does not. Therefore, an index fund, while expected to track its target index closely, typically will be unable to match the performance of the index exactly.

   Stock index funds may seek to track indexes that hold a certain type of stock -- such as growth or value, small-cap or large-cap, or those from just one industry -- or they may seek to track indexes that consist of a broader range of stocks -- for example, the entire U.S. stock market.

   Index funds are not actively managed by investment advisers who buy and sell securities based on research and analysis in an attempt to outperform a particular benchmark or the market as a whole. Rather, index funds simply attempt to mirror what the target index does, for better or worse.


WHAT INDEX FUNDS DOES VANGUARD OFFER?

Vanguard offers a variety of stock (both U.S. and international), bond, and balanced index funds. This prospectus provides information about Vanguard's U.S. Stock Index Funds. There are nine such funds, each of which seeks to track a different segment of the U.S. stock market:


         FUND                                                 SEEKS TO TRACK
         ----                                                 --------------
         Vanguard Total Stock Market Index Fund               The overall stock market

         Vanguard 500 Index Fund                              Large-cap stocks

         Vanguard Extended Market Index Fund                  Mid- and small-cap stocks

         Vanguard Mid-Cap Index Fund                          Mid-cap stocks

         Vanguard Small-Cap Index Fund                        Small-cap stocks

         Vanguard Value Index Fund                            Large-cap value stocks

         Vanguard Small-Cap Value Index Fund                  Small-cap value stocks

         Vanguard Growth Index Fund                           Large-cap growth stocks

         Vanguard Small-Cap Growth Index Fund                 Small-cap growth stocks


   This prospectus contains profiles that summarize key features of each Fund. Following the profiles, there is important additional information about the Funds.

2

FUND PROFILE -- VANGUARD TOTAL STOCK MARKET INDEX FUND

The following profile summarizes key features of Vanguard Total Stock Market Index Fund.


INVESTMENT OBJECTIVE

The Fund seeks to match the performance of a benchmark index that measures the investment return of the overall stock market.


INVESTMENT STRATEGIES


The Fund employs a passive management strategy designed to track the performance of the Wilshire 5000 Equity Index, which consists of all the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market. The Fund invests in selected stocks that comprise the Index.



PRIMARY RISK

THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.


PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since the Fund's inception. The table shows how the Fund's average annual returns for one and five calendar years and since inception compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.



                              ANNUAL TOTAL RETURNS

                                  [BAR CHART]

          1993      1994      1995      1996      1997      1998
          ----      ----      ----      ----      ----      ----
          10.6%     -0.2%     35.8%     21.0%     31.0%     23.3%


         Return figures do not reflect the account maintenance fee imposed on accounts with balances of less than $10,000, or the transaction fee of 0.25% on purchases through 1995.


   During the period shown in the bar chart, the highest return for a calendar quarter was 21.5% (quarter ended December 31, 1998) and the lowest return for a quarter was - 12.1% (quarter ended September 30, 1998).


         AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1998

                                                         1 YEAR    5 YEARS  SINCE INCEPTION*
                                                         ------    -------  ----------------
         Vanguard Total Stock Market Index Fund**        23.26%     21.50%       19.22%

         Wilshire 5000 Index                             23.39      21.78        19.57

          *April 27, 1992.

         **Return figures do not reflect the account maintenance fee imposed on accounts with balances of less than $10,000, or the transaction fee of 0.25% on purchases through 1995.

FEES AND EXPENSES

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1998.



         SHAREHOLDER FEES (fees paid directly from your investment)
         Sales Charge (Load) Imposed on Purchases:                              None

         Transaction Fees on Purchases:                                         None

         Sales Charge (Load) Imposed on Reinvested Dividends:                   None

         Redemption Fees:                                                       None

         Exchange Fees:                                                         None

         Account Maintenance Fee (for accounts under $10,000):        $2.50/quarter*


         ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
         Management Expenses:                                                           0.17%

         12b-1 Distribution Fees:                                                        None
         Other Expenses:                                                                0.03%

            TOTAL ANNUAL FUND OPERATING EXPENSES:                                       0.20%

         *The account maintenance fee will be deducted from your quarterly distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares will be automatically redeemed to make up the difference.



   The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.



                1 YEAR            3 YEARS           5 YEARS          10 YEARS
                ------            -------           -------          --------
                  $20               $64              $113              $255




   THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.



  ADDITIONAL INFORMATION


  DIVIDENDS AND CAPITAL GAINS


  Dividends are distributed quarterly in March, June, September, and December; capital gains, if any, are distributed annually in December


  INVESTMENT ADVISER

  Vanguard Core Management Group, Valley Forge, Pa., since inception

  INCEPTION DATE

  April 27, 1992

  NET ASSETS AS OF DECEMBER 31, 1998


  $9.31 billion


  SUITABLE FOR IRAS

  Yes

  MINIMUM INITIAL INVESTMENT

  $3,000; $1,000 for IRAs and custodial accounts for minors

  NEWSPAPER ABBREVIATION

  TotSt

  VANGUARD FUND NUMBER

  085

  CUSIP NUMBER

  922908306

  TICKER SYMBOL

  VTSMX

4


FUND PROFILE -- VANGUARD 500 INDEX FUND


The following profile summarizes key features of Vanguard 500 Index Fund.


INVESTMENT OBJECTIVE

The Fund seeks to match the performance of a benchmark index that measures the investment return of large-capitalization stocks.


INVESTMENT STRATEGIES


The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's 500 Composite Stock Price Index, which is dominated by the stocks of large U.S. companies. The Fund invests in the stocks that comprise the Index.



PRIMARY RISKS

- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

- The Fund is also subject to investment style risk, which is the chance that returns from large-capitalization stocks will trail returns from other asset classes or the overall stock market. Large-capitalization stocks tend to go through cycles of doing better -- or worse -- than the stock market in general. These periods have, in the past, lasted for as long as several years.


PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual returns for one, five, and ten calendar years compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.



                              ANNUAL TOTAL RETURNS

                                  [BAR CHART]

          1989      1990      1991      1992      1993      1994      1995      1996      1997      1998
          ----      ----      ----      ----      ----      ----      ----      ----      ----      ----
          31.4%     -3.3%     30.2%      7.4%      9.9%      1.2%     37.4%     22.9%     33.2%     28.6%

         Return figures do not reflect the account maintenance fee imposed on accounts with balances of less than $10,000.


   During the period shown in the bar chart, the highest return for a calendar quarter was 21.4% (quarter ended December 31, 1998) and the lowest return for a quarter was - 13.8% (quarter ended September 30, 1990).


         AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1998

                                                    1 YEAR    5 YEARS  10 YEARS
         Vanguard 500 Index Fund*                   28.62%     23.96%   19.04%

         S&P 500 Index                              28.58      24.06    19.21

         *Return figures do not reflect the account maintenance fee imposed on accounts with balances of less than $10,000.

FEES AND EXPENSES

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1998.



         SHAREHOLDER FEES (fees paid directly from your investment)
         Sales Charge (Load) Imposed on Purchases:                              None

         Transaction Fees on Purchases:                                         None

         Sales Charge (Load) Imposed on Reinvested Dividends:                   None

         Redemption Fees:                                                       None

         Exchange Fees:                                                         None

         Account Maintenance Fee (for accounts under $10,000):        $2.50/quarter*


         ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
         Management Expenses:                                                            0.15%

         12b-1 Distribution Fees:                                                         None
         Other Expenses:                                                                 0.03%

            TOTAL ANNUAL FUND OPERATING EXPENSES:                                        0.18%

         *The account maintenance fee will be deducted from your quarterly distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares will be automatically redeemed to make up the difference.



   The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.



                1 YEAR            3 YEARS           5 YEARS          10 YEARS
                ------            -------           -------          --------
                  $18               $58              $101              $230




   THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.



  ADDITIONAL INFORMATION


  DIVIDENDS AND CAPITAL GAINS


  Dividends are distributed quarterly in March, June, September, and December; capital gains, if any, are distributed annually in December


  INVESTMENT ADVISER

  Vanguard Core Management Group, Valley Forge, Pa., since inception

  INCEPTION DATE

  August 31, 1976

  NET ASSETS AS OF DECEMBER 31, 1998


  $74.23 billion


  SUITABLE FOR IRAs

  Yes

  MINIMUM INITIAL INVESTMENT

  $3,000; $1,000 for IRAs and custodial accounts for minors

  NEWSPAPER ABBREVIATION

  500

  VANGUARD FUND NUMBER

  040

  CUSIP NUMBER

  922908108

  TICKER SYMBOL

  VFINX

6


FUND PROFILE -- VANGUARD EXTENDED MARKET INDEX FUND

The following profile summarizes key features of Vanguard Extended Market Index Fund.


INVESTMENT OBJECTIVE

The Fund seeks to match the performance of a benchmark index that measures the investment return of mid- and small-capitalization stocks.


INVESTMENT STRATEGIES


The Fund employs a passive management strategy designed to track the performance of the Wilshire 4500 Equity Index, a broadly diversified index of stocks of medium-size and small U.S. companies. The Wilshire 4500 Index contains all of the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market, except those stocks included in the S&P 500 Index. The Fund invests in selected stocks that comprise the Index.



PRIMARY RISKS

- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.


- The Fund is also subject to investment style risk, which is the chance that returns from mid- or small-capitalization stocks will trail returns from other asset classes or the overall stock market. Small- and mid-cap stocks historically have been more volatile in price than the large-cap stocks that dominate the S&P 500 Index, and perform differently than the overall stock market.



PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual returns for one, five, and ten calendar years compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.



                              ANNUAL TOTAL RETURNS

                                  [BAR CHART]

          1989      1990      1991      1992      1993      1994      1995      1996      1997      1998
          ----      ----      ----      ----      ----      ----      ----      ----      ----      ----
          24.1%    -14.0%     41.8%     12.5%     14.5%     -1.8%     33.8%     17.6%     26.7%      8.3%


         Return figures do not reflect the account maintenance fee imposed on accounts with balances of less than $10,000, or the transaction fee on purchases.


   During the period shown in the bar chart, the highest return for a calendar quarter was 22.1% (quarter ended December 31, 1998) and the lowest return for a quarter was -18.9% (quarter ended September 30, 1990).

         AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1998

                                                         1 YEAR    5 YEARS  10 YEARS
                                                         ------    -------  --------
         Vanguard Extended Market Index Fund*            8.05%     16.19%     15.22%

         Wilshire 4500 Index                             8.63      15.76      15.14

         *Return figures do not reflect the account maintenance fee imposed on accounts with balances of less than $10,000, but do reflect the transaction fee of 0.25% on purchases.



FEES AND EXPENSES

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1998.



         SHAREHOLDER FEES (fees paid directly from your investment)
         Sales Charge (Load) Imposed on Purchases:                              None

         Transaction Fees on Purchases:                                        0.25%*

         Sales Charge (Load) Imposed on Reinvested Dividends:                   None

         Redemption Fees:                                                       None

         Exchange Fees:                                                         None

         Account Maintenance Fee (for accounts under $10,000):             $10/year**


         ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
         Management Expenses:                                                              0.19%

         12b-1 Distribution Fees:                                                           None
         Other Expenses:                                                                   0.04%

            TOTAL ANNUAL FUND OPERATING EXPENSES:                                          0.23%

          *The transaction fee is deducted from all purchases (including exchanges from other Vanguard funds), but not from reinvested dividends or capital gains.

         **The account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares will automatically be redeemed to make up the difference.



   The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.



                1 YEAR            3 YEARS           5 YEARS          10 YEARS
                ------            -------           -------          --------
                  $48               $99              $154              $317




   THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

8

  ADDITIONAL INFORMATION


  DIVIDENDS AND CAPITAL GAINS


  Distributed annually in December


  INVESTMENT ADVISER

  Vanguard Core Management Group, Valley Forge, Pa., since inception

  INCEPTION DATE

  December 21, 1987

  NET ASSETS AS OF DECEMBER 31, 1998


  $2.94 billion


  SUITABLE FOR IRAs

  Yes

  MINIMUM INITIAL INVESTMENT

  $3,000; $1,000 for IRAs and custodial accounts for minors

  NEWSPAPER ABBREVIATION

  Extnd

  VANGUARD FUND NUMBER

  098

  CUSIP NUMBER

  922908207

  TICKER SYMBOL

  VEXMX

FUND PROFILE -- VANGUARD MID-CAP INDEX FUND


The following profile summarizes key features of Vanguard Mid-Cap Index Fund.


INVESTMENT OBJECTIVE

The Fund seeks to match the performance of a benchmark index that measures the investment return of mid-capitalization stocks.


INVESTMENT STRATEGIES


The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's MidCap 400 Index, which is made up of a group of medium-size U.S. companies. The Fund invests in the stocks that comprise the Index.



PRIMARY RISKS

- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.


- The Fund is also subject to investment style risk, which is the chance that returns from mid-capitalization stocks will trail returns from other asset classes or the overall stock market. Mid-cap stocks historically have been more volatile in price than the large-cap stocks that dominate the S&P 500 Index, and perform differently than the overall stock market.



PERFORMANCE/RISK INFORMATION

Calendar-year performance information (which helps an investor assess a fund's risk by showing the volatility of the fund's returns) is not yet available, because the Fund was not in operation for a full calendar year as of the date of this prospectus.


FEES AND EXPENSES

The following table describes the fees you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are estimates based upon the expenses incurred in the partial fiscal year ended December 31, 1998.



         SHAREHOLDER FEES (fees paid directly from your investment)
         Sales Charge (Load) Imposed on Purchases:                              None

         Transaction Fees on Purchases:                                         None

         Sales Charge (Load) Imposed on Reinvested Dividends:                   None

         Redemption Fees:                                                       None

         Exchange Fees:                                                         None

         Account Maintenance Fee (for accounts under $10,000):             $10/year*


         ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
         Management Expenses:                                                           0.22%

         12b-1 Distribution Fees:                                                        None
         Other Expenses:                                                                0.03%

            TOTAL ANNUAL FUND OPERATING EXPENSES:                                       0.25%

         *The account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares will be automatically redeemed to make up the difference.

10

   The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.



                1 YEAR            3 YEARS           5 YEARS          10 YEARS
                ------            -------           -------          --------
                  $26               $80              $141              $318




   THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.



  ADDITIONAL INFORMATION


  DIVIDENDS AND CAPITAL GAINS


  Distributed annually in December


  INVESTMENT ADVISER

  Vanguard Core Management Group, Valley Forge, Pa., since inception

  INCEPTION DATE

  May 21, 1998

  NET ASSETS AS OF DECEMBER 31, 1998


  $206 million


  SUITABLE FOR IRAS

  Yes

  MINIMUM INITIAL INVESTMENT

  $3,000; $1,000 for IRAs and custodial accounts for minors

  NEWSPAPER ABBREVIATION

  MidCp

  VANGUARD FUND NUMBER

  859

  CUSIP NUMBER

  922908843

  TICKER SYMBOL

  VIMSX

FUND PROFILE -- VANGUARD SMALL-CAP INDEX FUND


The following profile summarizes key features of Vanguard Small-Cap Index Fund.


INVESTMENT OBJECTIVE

The Fund seeks to match the performance of a benchmark index that measures the investment return of small-capitalization stocks.


INVESTMENT STRATEGIES


The Fund employs a passive management strategy designed to track the performance of the Russell 2000 Small Stock Index, which is made up of the stocks of smaller U.S. companies. The Russell 2000 Index is comprised of the 2,000 smallest companies out of the 3,000 largest U.S. companies. The Fund invests in selected stocks that comprise the Index.



PRIMARY RISKS

- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.


- The Fund is also subject to investment style risk, which is the chance that returns from small-capitalization stocks will trail returns from other asset classes or the overall stock market. Small-cap stocks historically have been more volatile in price than the large-cap stocks that dominate the S&P 500 Index, and perform differently than the overall stock market.



PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual returns for one, five, and ten calendar years compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.



                              ANNUAL TOTAL RETURNS

                                  [BAR CHART]

          1989      1990      1991      1992      1993      1994      1995      1996      1997      1998
          ----      ----      ----      ----      ----      ----      ----      ----      ----      ----
          10.5%    -18.1%     45.3%     18.2%     18.7%     -0.5%     28.7%     18.1%     24.6%     -2.6%

         Return figures do not reflect the account maintenance fee imposed on accounts with balances of less than $10,000, or the transaction fee on purchases.


   During the period shown in the bar chart, the highest return for a calendar quarter was 29.3% (quarter ended March 31, 1991) and the lowest return for a quarter was - 24.0% (quarter ended September 30, 1990).


         AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1998

                                                        1 YEAR    5 YEARS  10 YEARS
                                                        ------    -------  --------

         Vanguard Small-Cap Index Fund*                 - 3.10%    12.80%   12.92%

         Russell 2000 Index                             - 2.55     11.86    12.92

         *Return figures do not reflect the account maintenance fee imposed on accounts with balances of less than $10,000, but do reflect the transaction fee of 0.50% on purchases.

12

FEES AND EXPENSES

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1998.



         SHAREHOLDER FEES (fees paid directly from your investment)
         Sales Charge (Load) Imposed on Purchases:                              None

         Transaction Fees on Purchases:                                       0.50%*

         Sales Charge (Load) Imposed on Reinvested Dividends:                   None

         Redemption Fees:                                                       None

         Exchange Fees:                                                         None

         Account Maintenance Fee (for accounts under $10,000):             $10/year**


         ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
         Management Expenses:                                                              0.20%

         12b-1 Distribution Fees:                                                           None

         Other Expenses:                                                                   0.04%

            TOTAL ANNUAL FUND OPERATING EXPENSES:                                          0.24%

          *The transaction fee is deducted from all purchases (including exchanges from other Vanguard funds), but not from reinvested dividends or capital gains.

         **The account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares will automatically be redeemed to make up the difference.



   The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.



                1 YEAR            3 YEARS           5 YEARS          10 YEARS
                ------            -------           -------          --------
                  $74              $127              $184              $354




   THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.



  ADDITIONAL INFORMATION


  DIVIDENDS AND CAPITAL GAINS


  Distributed annually in December


  INVESTMENT ADVISER

  Vanguard Core Management Group, Valley Forge, Pa., since inception

  INCEPTION DATE

  October 3, 1960

  NET ASSETS AS OF DECEMBER 31, 1998


  $2.77 billion


  SUITABLE FOR IRAS

  Yes

  MINIMUM INITIAL INVESTMENT

  $3,000; $1,000 for IRAs and custodial accounts for minors

  NEWSPAPER ABBREVIATION

  SmCap

  VANGUARD FUND NUMBER

  048

  CUSIP NUMBER

  922908702

  TICKER SYMBOL

  NAESX

FUND PROFILE -- VANGUARD VALUE INDEX FUND


The following profile summarizes key features of Vanguard Value Index Fund.


INVESTMENT OBJECTIVE

The Fund seeks to match the performance of a benchmark index that measures the investment return of large-capitalization value stocks.



INVESTMENT STRATEGIES

The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's 500/BARRA Value Index, which includes those stocks of the S&P 500 Index with lower than average price/book ratios. The Fund invests in the stocks that comprise the Index.



PRIMARY RISKS

- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.


- The Fund is also subject to investment style risk, which is the chance that returns from large-capitalization value stocks will trail returns from other asset classes or the overall stock market. Value stocks tend to go through cycles of doing better -- or worse -- than the stock market in general. These periods have, in the past, lasted for as long as several years.



PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since the Fund's inception. The table shows how the Fund's average annual returns for one and five calendar years and since inception compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.



                              ANNUAL TOTAL RETURNS

                                  [BAR CHART]

          1993      1994      1995      1996      1997      1998
          ----      ----      ----      ----      ----      ----
          18.3%     -0.7%     36.9%     21.9%     29.8%     14.6%


         Return figures do not reflect the account maintenance fee imposed on accounts with balances of less than $10,000.


   During the period shown in the bar chart, the highest return for a calendar quarter was 17.5% (quarter ended December 31, 1998) and the lowest return for a quarter was - 13.0% (quarter ended September 30, 1998).


         AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1998

                                                  1 YEAR   5 YEARS   SINCE INCEPTION*
                                                  ------   -------   ----------------
         Vanguard Value Index Fund**              14.64%    19.77%        19.68%

         S&P 500/BARRA Value Index                14.67     19.88         19.82

          *November 2, 1992.

         **Return figures do not reflect the account maintenance fee imposed on accounts with balances of less than $10,000.

14

FEES AND EXPENSES

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1998.



         SHAREHOLDER FEES (fees paid directly from your investment)
         Sales Charge (Load) Imposed on Purchases:                              None

         Transaction Fees on Purchases:                                         None

         Sales Charge (Load) Imposed on Reinvested Dividends:                   None

         Redemption Fees:                                                       None

         Exchange Fees:                                                         None

         Account Maintenance Fee (for accounts under $10,000):        $2.50/quarter*


         ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
         Management Expenses:                                                               0.18%

         12b-1 Distribution Fees:                                                            None
         Other Expenses:                                                                    0.04%

            TOTAL ANNUAL FUND OPERATING EXPENSES:                                           0.22%

         *The account maintenance fee will be deducted from your quarterly distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares will be automatically redeemed to make up the difference.



   The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.



                1 YEAR            3 YEARS           5 YEARS          10 YEARS
                ------            -------           -------          --------
                  $23               $71              $124              $280




   THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.



  ADDITIONAL INFORMATION



  DIVIDENDS AND CAPITAL GAINS


  Dividends are distributed quarterly in March, June, September, and December; capital gains, if any, are distributed annually in December


  INVESTMENT ADVISER

  Vanguard Core Management Group, Valley Forge, Pa., since inception

  INCEPTION DATE

  November 2, 1992

  NET ASSETS AS OF DECEMBER 31, 1998


  $2.42 billion


  SUITABLE FOR IRAS

  Yes

  MINIMUM INITIAL INVESTMENT

  $3,000; $1,000 for IRAs and custodial accounts for minors

  NEWSPAPER ABBREVIATION

  Value

  VANGUARD FUND NUMBER

  006

  CUSIP NUMBER

  922908405

  TICKER SYMBOL

  VIVAX

FUND PROFILE -- VANGUARD SMALL-CAP VALUE INDEX FUND

The following profile summarizes key features of Vanguard Small-Cap Value Index Fund.


INVESTMENT OBJECTIVE

The Fund seeks to match the performance of a benchmark index that measures the investment return of small-capitalization value stocks.


INVESTMENT STRATEGIES


The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's SmallCap 600/BARRA Value Index, which includes those stocks of the S&P SmallCap 600 Index with lower than average price/book ratios. The Fund invests in the stocks that comprise the Index.



PRIMARY RISKS

- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.


- The Fund is also subject to investment style risk, which is the chance that returns from small-capitalization value stocks will trail returns from other asset classes or the overall stock market. Value stocks tend to go through cycles of doing better -- or worse -- than the stock market in general. In addition, small-cap stocks historically have been more volatile in price than the large-cap stocks that dominate the S&P 500 Index, and perform differently than the overall stock market.



PERFORMANCE/RISK INFORMATION

Calendar-year performance information (which helps an investor assess a fund's risk by showing the volatility of the fund's returns) is not yet available, because the Fund was not in operation for a full calendar year as of the date of this prospectus.


FEES AND EXPENSES

The following table describes the fees you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are estimates based upon the expenses incurred in the partial fiscal year ended December 31, 1998.


         SHAREHOLDER FEES (fees paid directly from your investment)

         Sales Charge (Load) Imposed on Purchases:                              None

         Transaction Fees on Purchases:                                        0.50%*

         Sales Charge (Load) Imposed on Reinvested Dividends:                   None

         Redemption Fees:                                                       None

         Exchange Fees:                                                         None

         Account Maintenance Fee (for accounts under $10,000):             $10/year**


         ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)

         Management Expenses:                                                  0.22%

         12b-1 Distribution Fees:                                               None

         Other Expenses:                                                       0.03%

            TOTAL ANNUAL FUND OPERATING EXPENSES:                              0.25%

          *The transaction fee is deducted from all purchases (including exchanges from other Vanguard funds), but not from reinvested dividends or capital gains.

         **The account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares will automatically be redeemed to make up the difference.

16

   The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.


                1 Year            3 Years           5 Years          10 Years
                ------            -------           -------          --------
                  $75              $130              $190              $367


   THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


  ADDITIONAL INFORMATION

  DIVIDENDS AND CAPITAL GAINS


  Distributed annually in December


  INVESTMENT ADVISER

  Vanguard Core Management Group, Valley Forge, Pa., since inception

  INCEPTION DATE

  May 21, 1998

  NET ASSETS AS OF DECEMBER 31, 1998


  $113 million


  SUITABLE FOR IRAs

  Yes

  MINIMUM INITIAL INVESTMENT

  $3,000; $1,000 for IRAs and custodial accounts for minors

  NEWSPAPER ABBREVIATION

  SmVal

  VANGUARD FUND NUMBER

  860

  CUSIP NUMBER

  922908793

  TICKER SYMBOL

  VISVX

FUND PROFILE -- VANGUARD GROWTH INDEX FUND

The following profile summarizes key features of Vanguard Growth Index Fund.


INVESTMENT OBJECTIVE

The Fund seeks to match the performance of a benchmark index that measures the investment return of large-capitalization growth stocks.


INVESTMENT STRATEGIES


The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's 500/BARRA Growth Index, which includes those stocks of the S&P 500 Index with higher than average price/book ratios. The Fund invests in the stocks that comprise the Index.



PRIMARY RISKS

- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.


- The Fund is also subject to investment style risk, which is the chance that returns from large-capitalization growth stocks will trail returns from other asset classes or the overall stock market. Growth stocks tend to go through cycles of doing better -- or worse -- than the stock market in general. These periods have, in the past, lasted for as long as several years.



PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since the Fund's inception. The table shows how the Fund's average annual returns for one and five calendar years and since inception compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.



                              ANNUAL TOTAL RETURNS

               1993           1994           1995           1996           1997           1998
               ----           ----           ----           ----           ----           ----
               1.5%           2.9%           38.1%          23.7%          36.3%          42.2%

         Return figures do not reflect the account maintenance fee imposed on accounts with balances of less than $10,000.


   During the period shown in the bar chart, the highest return for a calendar quarter was 24.6% (quarter ended December 31, 1998) and the lowest return for a quarter was - 7.2% (quarter ended September 30, 1998).


         AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1998

                                                  1 YEAR    5 YEARS  SINCE INCEPTION*
                                                  ------    -------  ----------------
         Vanguard Growth Index Fund**              42.21%    27.79%       22.95%

         S&P 500/BARRA Growth Index                42.16     27.94        23.14

          *November 2, 1992.

         **Return figures do not reflect the account maintenance fee imposed on accounts with balances of less than $10,000.

18

FEES AND EXPENSES

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1998.


         SHAREHOLDER FEES (fees paid directly from your investment)

         Sales Charge (Load) Imposed on Purchases:                              None

         Transaction Fees on Purchases:                                         None

         Sales Charge (Load) Imposed on Reinvested Dividends:                   None

         Redemption Fees:                                                       None

         Exchange Fees:                                                         None

         Account Maintenance Fee (for accounts under $10,000):        $2.50/quarter*


         ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)

         Management Expenses:                                                  0.19%

         12b-1 Distribution Fees:                                               None
         Other Expenses:                                                       0.03%

            TOTAL ANNUAL FUND OPERATING EXPENSES:                              0.22%

         *The account maintenance fee will be deducted from your quarterly distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares will be automatically redeemed to make up the difference.



   The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.


                1 YEAR            3 YEARS           5 YEARS          10 YEARS
                ------            -------           -------          --------
                  $23               $71              $124              $280


   THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.



  ADDITIONAL INFORMATION

  DIVIDENDS AND CAPITAL GAINS


  Dividends are distributed quarterly in March, June, September, and December; capital gains, if any, are distributed annually in December


  INVESTMENT ADVISER

  Vanguard Core Management Group, Valley Forge, Pa., since inception

  INCEPTION DATE

  November 2, 1992

  NET ASSETS AS OF DECEMBER 31, 1998


  $6.64 billion


  SUITABLE FOR IRAs

  Yes

  MINIMUM INITIAL INVESTMENT

  $3,000; $1,000 for IRAs and custodial accounts for minors

  NEWSPAPER ABBREVIATION

  Growth

  VANGUARD FUND NUMBER

  009

  CUSIP NUMBER

  922908504

  TICKER SYMBOL

  VIGRX

FUND PROFILE -- VANGUARD SMALL-CAP GROWTH INDEX FUND

The following profile summarizes key features of Vanguard Small-Cap Growth Index Fund.


INVESTMENT OBJECTIVE

The Fund seeks to match the performance of a benchmark index that measures the investment return of small-capitalization growth stocks.


INVESTMENT STRATEGIES


The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's SmallCap 600/BARRA Growth Index, which includes those stocks of the S&P SmallCap 600 Index with higher than average price/book ratios. The Fund invests in the stocks that comprise the Index.



PRIMARY RISKS

- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.


- The Fund is also subject to investment style risk, which is the chance that returns from small-capitalization growth stocks will trail returns from other asset classes or the overall stock market. Growth stocks tend to go through cycles of doing better -- or worse -- than the stock market in general. In addition, small-cap stocks historically have been more volatile in price than the large-cap stocks that dominate the S&P 500 Index, and perform differently than the overall stock market.



PERFORMANCE/RISK INFORMATION

Calendar-year performance information (which helps an investor assess a fund's risk by showing the volatility of the fund's returns) is not yet available, because the Fund was not in operation for a full calendar year as of the date of this prospectus.


FEES AND EXPENSES

The following table describes the fees you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are estimates based upon the expenses incurred in the partial fiscal year ended December 31, 1998.


         SHAREHOLDER FEES (fees paid directly from your investment)

         Sales Charge (Load) Imposed on Purchases:                              None

         Transaction Fees on Purchases:                                       0.50%*

         Sales Charge (Load) Imposed on Reinvested Dividends:                   None

         Redemption Fees:                                                       None

         Exchange Fees:                                                         None

         Account Maintenance Fee (for accounts under $10,000):             $10/year**


         ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)

         Management Expenses:                                                  0.22%

         12b-1 Distribution Fees:                                               None
         Other Expenses:                                                       0.03%

            TOTAL ANNUAL FUND OPERATING EXPENSES:                              0.25%

          *The transaction fee is deducted from all purchases (including exchanges from other Vanguard funds), but not from reinvested dividends or capital gains.

         **The account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares will automatically be redeemed to make up the difference.

20

   The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.


                1 YEAR            3 YEARS           5 YEARS          10 YEARS
                ------            -------           -------          --------
                  $75              $130              $190              $367


   THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.



  ADDITIONAL INFORMATION

  DIVIDENDS AND CAPITAL GAINS


  Distributed annually in December


  INVESTMENT ADVISER

  Vanguard Core Management Group, Valley Forge, Pa., since inception

  INCEPTION DATE

  May 21, 1998

  NET ASSETS AS OF DECEMBER 31, 1998


  $90 million


  SUITABLE FOR IRAs

  Yes

  MINIMUM INITIAL INVESTMENT

  $3,000; $1,000 for IRAs and custodial accounts for minors

  NEWSPAPER ABBREVIATION

  SmGth

  VANGUARD FUND NUMBER

  861

  CUSIP NUMBER

  922908827

  TICKER SYMBOL

  VISGX

MORE ON THE FUNDS


The following sections discuss other important features of Vanguard U.S. Stock Index Funds.


PLAIN TALK ABOUT
The Costs of Investing

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in fund expenses can, over time, have a dramatic effect on a fund's performance.

WHY INVEST IN INDEX FUNDS?

Index funds appeal to many investors for a number of reasons:

- Diversification. Index funds generally invest in a diversified mix of companies and industries.

- Relative consistency. Index funds typically match the performance of relevant market benchmarks more closely than comparable actively managed funds do.

- Low cost. Index funds do not have many of the expenses of an actively managed fund -- such as research -- and keep trading activity, and thus brokerage commissions, to a minimum.

- Low realization of capital gains. Because an index fund typically sells securities only to respond to redemption requests or to adjust the number of shares it holds to reflect a change in its target index, the fund's turnover rate -- and thus its realization of taxable capital gains -- is usually very low.



INDEXING METHODS

In seeking to track a particular index, a fund generally uses one of two methods to select stocks.

   Some index funds hold each stock found in their target indexes in about the same proportions as represented in the indexes themselves. This is called a "replication" method. For example, if 5% of the S&P 500 Index were made up of the stock of a specific company, a fund tracking that index (such as Vanguard 500 Index Fund) would invest about 5% of its assets in that company. The 500, Mid-Cap, Value, Small-Cap Value, Growth, and Small-Cap Growth Index Funds employ this method of indexing.


   Because it would be very expensive to buy and sell all of the stocks held in certain indexes (the Wilshire 5000 Index, for example, includes more than 7,200 stocks), funds tracking these larger indexes use a "sampling" technique. Using a sophisticated computer program, these funds invest in a representative sample of stocks from their target index that will resemble the full index in terms of industry weightings, market capitalization, price/earnings ratio, dividend yield, and other characteristics. For instance, if 10% of the Wilshire 5000 Index were made up of utility stocks, the Total Stock Market Index Fund would invest about 10% of its assets in some -- but not all -- of those utility stocks. The particular utility stocks selected by the Fund, as a group, would have investment characteristics similar to those of the utility stocks in the Index. The Total Stock Market, Extended Market, and Small-Cap Index Funds employ this method of indexing.


   The following table shows the number of stocks held by each of the Funds as of December 31, 1998.


         FUND                   NUMBER OF STOCKS HELD  NUMBER OF STOCKS IN TARGET INDEX
         ----                   ---------------------  --------------------------------
         Total Stock Market           3,135                         7,234

         500                            513                           500

         Extended Market              2,519                         6,746

         Mid-Cap                        402                           400

         Small-Cap                    1,763                         1,932

         Value                          389                           500

         Small-Cap Value                398                           600

         Growth                         129                           500

         Small-Cap Growth               204                           600

22

                                PLAIN TALK ABOUT

                          GROWTH FUNDS AND VALUE FUNDS


Growth investing and value investing are two styles employed by stock fund managers. Growth funds generally focus on companies believed to have above-average potential for growth in revenue and earnings. Reflecting the market's high expectations for superior growth, the prices of such stocks are typically above-average in relation to such measures as revenue, earnings, book value, and dividends. Value funds generally emphasize stocks of companies from which the market does not expect strong growth. The prices of value stocks typically are below-average in comparison to such factors as earnings and book value, and these stocks typically pay above-average dividend yields. Growth and value stocks have, in the past, produced similar long-term returns, though each category has periods when it outperforms the other. In general, growth funds appeal to investors who will accept more volatility in hopes of a greater increase in share price. Growth funds also may appeal to investors with taxable accounts who want a higher proportion of returns to come as capital gains (which may be taxed at lower rates than dividend income). Value funds, by contrast, are appropriate for investors who want some dividend income and the potential for capital gains, but are less tolerant of share-price fluctuations.


                                PLAIN TALK ABOUT

                    LARGE-CAP, MID-CAP, AND SMALL-CAP STOCKS

Stocks of publicly traded companies -- and mutual funds that hold these stocks -- can be classified by the companies' market value, or capitalization. Generally, Vanguard defines large-capitalization (large-cap) funds as those holding stocks of companies whose outstanding shares have a market value exceeding $10 billion. Mid-cap funds hold stocks of companies with a market value between $1 billion and $10 billion. Small-cap funds typically hold stocks of companies with a market value of less than $1 billion.

ADDITIONAL RISK INFORMATION


[FLAG GRAPHIC]    EACH FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY
                  THAT STOCK PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG
                  PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF
                  RISING STOCK PRICES AND PERIODS OF FALLING STOCK PRICES.

   To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the S&P 500 Index, which -- in addition to being the target index for Vanguard 500 Index Fund -- is a widely used barometer of stock market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.

                     U.S. STOCK MARKET RETURNS (1926 - 1998)

                               1 YEAR      5 YEARS     10 YEARS     20 YEARS
                               ------      -------     --------     --------
Best                            54.2%       24.1%        19.9%        17.7%
Worst                         - 43.1      - 12.4        - 0.8          3.1
Average                         13.1        10.7         11.0         11.0

   The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 1998. You can see, for example, that while the average return on stocks for all of the 5-year periods was 10.7%, returns for individual 5-year periods ranged from a -12.4% average (from 1928 through 1932) to 24.1% (from 1994 through 1998). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or any Fund in particular.


   Keep in mind that the S&P 500 Index tracks mainly large-capitalization stocks. Historically, mid- and small-cap stocks (such as those held by the Total Stock Market, Extended Market, Mid-Cap, Small-Cap, Small-Cap Value, and Small-Cap Growth Index Funds) have been more volatile than -- and at times have performed quite differently from -- the large-cap stocks of the S&P 500 Index.

   Even indexes that are subsets of the S&P 500 Index -- such as the S&P 500/BARRA Value Index and the S&P 500/BARRA Growth Index (the target indexes for the Value and Growth Index Funds) -- will not perform in the same way as the broader S&P 500 Index. Historically, stocks of the S&P 500/BARRA Value Index have been less volatile than the stocks found in the broader S&P 500 Index; stocks of the S&P 500/BARRA Growth Index, on the other hand, have displayed somewhat greater short-term volatility than the S&P 500 Index's stocks. However, both value and growth stocks have the potential at times to be more volatile than the broader market.



[FLAG GRAPHIC]    THE FUNDS ARE ALSO SUBJECT, IN VARYING DEGREES, TO INVESTMENT
                  STYLE RISK, WHICH IS THE POSSIBILITY THAT RETURNS FROM A
                  SPECIFIC TYPE OF STOCK (FOR INSTANCE, SMALL-CAP OR VALUE) WILL
                  TRAIL RETURNS FROM OTHER ASSET CLASSES OR THE OVERALL STOCK
                  MARKET. EACH TYPE OF STOCK TENDS TO GO THROUGH CYCLES OF DOING
                  BETTER -- OR WORSE -- THAN COMMON STOCKS IN GENERAL. THESE
                  PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL
                  YEARS.


TRANSACTION FEES AND ACCOUNT MAINTENANCE FEES

Some of Vanguard's index funds charge a transaction fee on purchases of fund shares to offset the higher costs of trading certain securities, particularly small-company stocks. The transaction fee ensures that these higher costs are borne by the investors making the transactions -- and not by shareholders already in the fund. All transaction fees are paid directly into the fund itself (unlike the sales charge or load imposed by many fund companies, which ends up in the pocket of the sponsor, adviser, or sales representative). Without transaction fees, some index funds would have trouble tracking their target indexes.

   In addition, Vanguard assesses an account maintenance fee on index fund shareholders whose account balances are below $10,000 (for any reason, including a decline in the value of a Fund's shares) on the date a dividend is distributed. This fee is intended to allocate the costs of maintaining accounts more equitably among shareholders. For funds that distribute dividends quarterly, the account maintenance fee is $2.50 per quarter, deducted from the quarterly dividend, which usually is distributed during the last two weeks of each calendar quarter. For funds that distribute dividends annually, the account maintenance fee is $10 per year, deducted from the annual dividend, which usually is distributed during the last two weeks of the calendar year. If the fee is deducted from your dividend distribution, you will still be taxed on the full amount of your dividend (unless you hold your shares through a non-taxable account). If you are due a dividend that is less than the fee, fractional shares will be automatically redeemed to make up the difference.



COSTS AND MARKET-TIMING

Some investors try to profit from a strategy called market-timing -- switching money into investments when they expect prices to rise, and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Funds have adopted the following policies, among others, designed to discourage short-term trading:


- Each Fund reserves the right to reject any purchase request -- including exchanges from other Vanguard funds -- that it regards as disruptive to the efficient management of the Fund. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.

- Four of the Funds (Extended Market, Small-Cap, Small-Cap Value, and Small-Cap Growth) charge a transaction fee on purchases.


- There is a limit on the number of times you can exchange into and out of a Fund (see "Redeeming Shares" in the INVESTING WITH VANGUARD section).

-  Telephone and online exchanges are not permitted for non-IRA accounts.


   THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST IN THESE FUNDS IF YOU ARE A MARKET-TIMER.

24

                                PLAIN TALK ABOUT

                                  TURNOVER RATE


Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes. The average turnover rate for passively managed domestic equity index funds investing in common stocks is roughly 20%; for all domestic stock funds, the average turnover rate is approximately 85%, according to Morningstar, Inc. (A turnover rate of 100% would occur, for example, if a fund sold and replaced securities valued at 100% of its net assets within a one-year period.)

TURNOVER RATE

Generally, a passively managed fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the fund's target index. Turnover rates for large-cap stock index funds tend to be very low because large-cap indexes, such as the S&P 500, typically do not change much from year to year. Turnover rates for mid-cap and small-cap stock index funds tend to be higher (although still relatively low, compared to actively managed stock funds) because the indexes they track are more likely to change as a result of mergers, acquisitions, business failures, or growth of companies than a larger-cap index. The turnover rate of each Fund for each of the last five years (or the life of the Fund, if shorter) is shown in the FINANCIAL HIGHLIGHTS section of this prospectus.



INVESTMENT POLICIES

Each Fund reserves the right to substitute a different index for the index it currently tracks if the current index is discontinued or for any other reason determined in good faith by the Fund's Board of Trustees. In every such instance, the substitute index will measure the same general market (large-, mid-, or small-cap, growth, or value) as the current index.

   Each Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of holding all, or a representative sample, of the stocks that comprise the index it tracks. It is not expected that any Fund will invest more than 5% of its assets in foreign securities.

   Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Funds generally are managed without regard to tax ramifications.

   To track their target indexes as closely as possible, the Funds attempt to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Funds may invest, to a limited extent, in stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives.


   Losses (or gains) involving futures can sometimes be substantial -- in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of stock shares at a predetermined price), convertible securities (securities that may be exchanged for another asset), and swap agreements (contracts in which each party agrees to make payments to the other based on the return of a specified index or asset).


   For this reason, the Funds will not use futures, options, warrants, convertible securities, or swap agreements for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The value of all futures contracts in which any Fund acquires an interest cannot exceed 20% of that Fund's total assets.

   The reasons for which a Fund will invest in futures and options are:

- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.

- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.


THE FUNDS AND VANGUARD


The Funds are members of The Vanguard Group, a family of more than 35 investment companies with more than 100 distinct investment portfolios holding assets worth more than $470 billion. All of the funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.


   Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.

                                PLAIN TALK ABOUT
                               THE FUNDS' ADVISER


Vanguard Core Management Group provides investment advisory services to many Vanguard funds. As of December 31, 1998, the Group managed more than $146 billion in total assets. The individual responsible for overseeing each Fund's investments is:

   George U. Sauter, Managing Director of Vanguard; has worked in investment management since 1985; has managed portfolio investments for Vanguard funds since 1987; A.B., Dartmouth College; M.B.A., University of Chicago.

INVESTMENT ADVISER

Vanguard Core Management Group (the Group), P.O. Box 2600, Valley Forge, PA 19482, provides advisory services on an at-cost basis to the Vanguard U.S. Stock Index Funds. For the fiscal year ended December 31, 1998, the Funds paid advisory fees at an effective annual rate (applied to the average daily net assets of each Fund) of less than 0.01% for the Total Stock Market Index Fund, the 500 Index Fund, the Extended Market Index Fund, the Small-Cap Index Fund, the Value Index Fund, and the Growth Index Fund. As of the date of this prospectus, the Mid-Cap, Small-Cap Value, and Small-Cap Growth Index Funds had not operated for a full fiscal year; if they had, it is estimated that each Fund would have paid advisory fees (applied to average daily net assets) of less than 0.01%.


   The Funds have authorized the Group to choose brokers or dealers to handle the purchase and sale of securities for the Funds, and to get the best available price and most favorable execution from these brokers with respect to all transactions. The Funds may direct the Group to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Funds.

YEAR 2000 CHALLENGE

The common practice in computer programming of using just two digits to identify a year has resulted in the Year 2000 challenge throughout the information technology industry. If unchanged, many computer applications and systems could misinterpret dates occurring after December 31, 1999, leading to errors or failure. Such failure could adversely affect a fund's operations, including pricing, securities trading, and the servicing of shareholder accounts.

   The Vanguard Group is dedicated to providing uninterrupted, high-quality performance from our computer systems before, during, and after 2000. In July 1998, we completed the renovation and initial testing of our internal systems. Vanguard is diligently working with external partners, suppliers, and vendors, including fund managers and other service providers, to assure that the systems with which we interact remain operational at all times.

   In addition to taking every reasonable step to secure our internal systems and external relationships, Vanguard is further developing contingency plans intended to assure that unexpected systems failures will not adversely affect the Funds' operations. Vanguard intends to monitor these processes through the rollover of 1999 into 2000 and to quickly implement alternate solutions if necessary.

   However, despite Vanguard's efforts and contingency plans, noncompliant computer systems could have a material adverse effect on a Fund's business, operations, or financial condition. Additionally, a Fund's performance could be hurt if a computer-system failure at a company or governmental unit affects the price of securities the Fund owns.

26

                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS


As a shareholder, you are entitled to your share of the fund's income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from its holdings and the interest it receives from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term depending on whether the fund held the securities for less than or more than one year.


                                PLAIN TALK ABOUT
                               "BUYING A DIVIDEND"

Unless you are investing through a tax-deferred retirement account (such as an IRA), it is not to your advantage to buy shares of a fund shortly before it makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: on December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price would drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.

DIVIDENDS, CAPITAL GAINS, AND TAXES

The Funds distribute to shareholders virtually all of their net income (interest and dividends less expenses) as well as any capital gains realized from the sale of their holdings. Income distributions for the Total Stock Market, 500, Value, and Growth Index Funds generally occur in March, June, September, and December; income distributions for the Extended Market, Mid-Cap, Small-Cap, Small-Cap Value, and Small-Cap Growth Index Funds generally occur in December. Capital gains distributions for all nine Funds generally occur in December. In addition, the Funds may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year.

   You can receive distributions of income or capital gains in cash, or you can have them automatically invested in more shares of a Fund. In either case, these distributions are taxable to you. It is important to note that distributions of dividends and capital gains that are declared in December--if paid to you by the end of January--are taxed as if they had been paid to you in December.

   Vanguard will send you a statement each year showing the tax status of all your distributions. If you have chosen to receive dividend and/or capital gains distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, we will change the distribution option so that all dividends and other distributions are automatically invested in additional shares. We will not pay interest on uncashed distribution checks.

- The dividends and short-term capital gains that you receive are considered ordinary income for tax purposes.

- Any distributions of net long-term capital gains by a Fund are taxable to you as long-term capital gains, no matter how long you've owned shares in the Fund.

- Although the Funds do not seek to realize any particular amount of capital gains during a year, such gains are realized from time to time as by-products of their ordinary investment activities. Consequently, distributions may vary considerably from year to year.

- If you sell or exchange shares, any gain or loss you have is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.

- Distributions of dividends or capital gains, and capital gains or losses from your sale or exchange of Fund shares, may be subject to state and local income taxes as well.

   The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate tax.) You should consult your tax adviser about the tax consequences of an investment in one or more of the Funds.

   IMPORTANT NOTE: By law, each Fund must withhold 31% of your taxable distributions and any redemption proceeds if you do not provide your correct taxpayer identification number, or certify that it is correct, or if the IRS instructs the Fund to do so.

SHARE PRICE

Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days the Exchange is closed). Net asset value per share is computed by adding up the total value of the Fund's investments and other assets, subtracting any of its liabilities (debts), and then dividing by the number of Fund shares outstanding:

                                         TOTAL ASSETS   -   LIABILITIES
                NET ASSET VALUE    =     ------------------------------
                                          NUMBER OF SHARES OUTSTANDING

   Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.

   A NOTE ON PRICING: A Fund's investments will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Funds' Board of Trustees.

   Each Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Index Funds." Different newspapers use different abbreviations for each Fund, but the most common are TOTST, 500, EXTND, MIDCP, SMCAP, VALUE, SMVAL, GROWTH, AND SMGTH.

28

                                PLAIN TALK ABOUT
                   HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE


This explanation uses the Total Stock Market Index Fund as an example. The Fund began fiscal 1998 with a net asset value (price) of $22.64 per share. During the year, the Fund earned $.336 per share from investment income (interest and dividends) and $4.898 per share from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

   Shareholders received $.454 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

   The earnings ($5.234 per share) minus the distributions ($.454 per share) resulted in a share price of $27.42 at the end of the year. This was an increase of $4.78 per share (from $22.64 at the beginning of the year to $27.42 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was 23.26% for the year.

   As of December 31, 1998, the Fund had $9.31 billion in net assets. For the year, its expense ratio was 0.20% ($2.00 per $1,000 of net assets); and its net investment income amounted to 1.44% of its average net assets. It sold and replaced securities valued at 3% of its net assets.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand each Fund's financial performance for the past five years or since inception, and certain information reflects financial results for a single Fund share in each case. The total returns in each table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

----------------------------------------------------------------------------------------------------------------------------
                                                                            VANGUARD TOTAL STOCK MARKET
                                                                                    INDEX FUND
                                                                               YEAR ENDED DECEMBER 31,
                                                ----------------------------------------------------------------------------
                                                      1998             1997             1996            1995            1994
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR              $    22.64       $    17.77       $    15.04      $    11.37      $    11.69
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                               .336             .319              .29             .29             .27
  Net Realized and Unrealized
   Gain (Loss) on Investments                        4.898            5.143             2.84            3.75            (.29)
                                                ----------------------------------------------------------------------------
   Total from Investment Operations                  5.234            5.462             3.13            4.04            (.02)
                                                ----------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income               (.329)           (.322)            (.29)           (.28)           (.27)
  Distributions from Realized Capital Gains          (.125)           (.270)            (.11)           (.09)           (.03)
                                                ----------------------------------------------------------------------------
   Total Distributions                               (.454)           (.592)            (.40)           (.37)           (.30)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                    $    27.42       $    22.64       $    17.77      $    15.04      $    11.37
============================================================================================================================

TOTAL RETURN*                                        23.26%           30.99%           20.96%          35.79%         -0.17%
============================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Year (Millions)            $    9,308       $    5,092       $    3,531      $    1,571      $      786

  Ratio of Total Expenses to
   Average Net Assets                                 0.20%            0.20%            0.22%           0.25%           0.20%

  Ratio of Net Investment Income
   to Average Net Assets                              1.44%            1.65%            1.86%           2.14%           2.35%

  Turnover Rate                                          3%               2%               3%              3%              2%
============================================================================================================================

*Total return figures do not reflect the 0.25% transaction fee on purchases through 1995 or the annual account maintenance fee of $10.


   From time to time, the Vanguard funds advertise yield and total return figures. Yield is a measure of past dividend income. Total return includes both past dividend income (assuming that it has been reinvested) plus realized and unrealized capital appreciation (or depreciation). Neither yield nor total return should be used to predict the future performance of a fund.

---------------------------------------------------------------------------------------------------------------------------------
                                                                                     VANGUARD 500 INDEX FUND
                                                                                     YEAR ENDED DECEMBER 31,
                                                           ----------------------------------------------------------------------
                                                                 1998           1997           1996           1995           1994
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                         $    90.07     $    69.17     $    57.60     $    42.97     $    43.83
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                          1.33           1.31           1.28           1.22           1.18
  Net Realized and Unrealized Gain (Loss) on Investments        24.30          21.50          11.82          14.76           (.67)
                                                           ----------------------------------------------------------------------
   Total from Investment Operations                             25.63          22.81          13.10          15.98            .51
                                                           ----------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                          (1.33)         (1.32)         (1.28)         (1.22)         (1.17)
  Distributions from Realized Capital Gains                      (.42)          (.59)          (.25)          (.13)          (.20)
                                                           ----------------------------------------------------------------------
   Total Distributions                                          (1.75)         (1.91)         (1.53)         (1.35)         (1.37)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                               $   113.95     $    90.07     $    69.17     $    57.60     $    42.97
=================================================================================================================================

TOTAL RETURN*                                                   28.62%         33.19%         22.88%         37.45%          1.18%
=================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Year (Millions)                       $   74,229     $   49,358     $   30,332     $   17,372     $    9,356
  Ratio of Total Expenses to Average Net Assets                  0.18%          0.19%          0.20%          0.20%          0.19%
  Ratio of Net Investment Income to Average Net Assets           1.35%          1.66%          2.04%          2.38%          2.72%
  Turnover Rate**                                                   6%             5%             5%             4%             6%
=================================================================================================================================

 *Total return figures do not reflect the annual account maintenance fee of $10.

**Turnover rates excluding in-kind redemptions were 3%, 3%, 2%, 2%, and 4%, respectively.


-------------------------------------------------------------------------------------------------------------------------------
                                                                               VANGUARD EXTENDED MARKET INDEX FUND
                                                                                     YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------
                                                                 1998           1997           1996          1995          1994
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                         $    30.76     $    26.20     $    24.07    $    18.52    $    19.43
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
                                                           --------------------------------------------------------------------
  Net Investment Income                                          .388           .351            .34           .30           .28
  Net Realized and Unrealized Gain (Loss) on Investments        2.025          6.479           3.85          5.95          (.62)
                                                           --------------------------------------------------------------------
   Total from Investment Operations                             2.413          6.830           4.19          6.25          (.34)
DISTRIBUTIONS
  Dividends from Net Investment Income                          (.373)         (.360)          (.34)         (.30)         (.28)
  Distributions from Realized Capital Gains                    (2.170)        (1.910)         (1.72)         (.40)         (.29)
                                                           --------------------------------------------------------------------
   Total Distributions                                         (2.543)        (2.270)         (2.06)         (.70)         (.57)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                               $    30.63     $    30.76     $    26.20    $    24.07    $    18.52
===============================================================================================================================

TOTAL RETURN*                                                    8.32%         26.73%         17.65%        33.80%       -1.76%
===============================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Year (Millions)                       $    2,939     $    2,723     $    2,099    $    1,523    $      967
  Ratio of Total Expenses to Average Net Assets                  0.23%          0.23%          0.25%         0.25%         0.20%
  Ratio of Net Investment Income to Average Net Assets           1.21%          1.30%          1.42%         1.51%         1.51%
  Turnover Rate                                                    27%            15%            22%           15%           19%
===============================================================================================================================

 *Total return figures do not reflect transaction fees on purchases (0.25% after October 31, 1997; 0.5% from 1995 through October 31, 1997; 1.0% in 1994) or the annual account maintenance fee of $10.

30


-----------------------------------------------------------------------
                                            VANGUARD MID-CAP INDEX FUND
                                                            APR. 20* TO
                                                          DEC. 31, 1998
-----------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $  10.00
-----------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                            .053
  Net Realized and Unrealized Gain (Loss) on Investments           .840
                                                               --------
   Total from Investment Operations                                .893
                                                               --------
DISTRIBUTIONS
  Dividends from Net Investment Income                            (.053)
  Distributions from Realized Capital Gains                       (.050)
                                                               --------
   Total Distributions                                            (.103)
-----------------------------------------------------------------------
Net Asset Value, End of Period                                 $  10.79
=======================================================================

Total Return**                                                     8.55%
=======================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                         $    206
  Ratio of Total Expenses to Average Net Assets                    0.25%+
  Ratio of Net Investment Income to Average Net Assets             1.19%+
  Turnover Rate                                                      44%
=======================================================================

 *Subscription period for the fund was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement begins May 21, 1998.

**Total return does not reflect the 0.25% transaction fee on purchases imposed prior to March 1, 1999, or the annual account maintenance fee of $10.

 +Annualized.


------------------------------------------------------------------------------------------------------------------------------------
                                                                                VANGUARD SMALL-CAP INDEX FUND
                                                                YEAR ENDED DECEMBER 31,                FEB. 1* TO   OCT. 1, 1993, TO
----------------------------------------------------------------------------------------------------
                                                                                                         DEC. 31,      JAN. 31,
                                                    1998          1997           1996         1995         1994          1994
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $    23.75    $    20.23     $    18.61   $    14.99   $    16.24    $    16.23
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                .311          .277            .26          .24          .20           .05
  Net Realized and Unrealized Gain (Loss)
   on Investments                                    (1.007)        4.632           3.07         4.06         (.86)          .96
                                                  ----------------------------------------------------------------------------------
   Total from Investment Operations                   (.696)        4.909           3.33         4.30         (.66)         1.01
                                                  ----------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                (.304)        (.274)          (.27)        (.23)        (.22)         (.18)
  Distributions from Realized Capital Gains          (1.550)       (1.115)         (1.44)        (.45)        (.37)         (.82)
                                                  ----------------------------------------------------------------------------------
   Total Distributions                               (1.854)       (1.389)         (1.71)        (.68)        (.59)        (1.00)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $    21.20    $    23.75     $    20.23   $    18.61   $    14.99    $    16.24
====================================================================================================================================
Total Return**                                        -2.61%        24.59%         18.12%       28.74%       -4.00%         6.65%
====================================================================================================================================

Ratios/Supplemental Data

  Net Assets, End of Period (Millions)           $    2,768    $    2,652     $    1,713   $      971   $      605    $      533

  Ratio of Total Expenses to Average Net Assets        0.24%         0.23%          0.25%        0.25%        0.17%+        0.18%+

  Ratio of Net Investment Income to
   Average Net Assets                                  1.39%         1.38%          1.51%        1.58%        1.50%+        1.16%+

  Turnover Rate                                          35%           29%            28%          28%          25%            5%
====================================================================================================================================

 *Date of reorganization of Vanguard Small Capitalization Stock Fund into
  Vanguard Small-Cap Index Fund.

**Total return figures do not reflect transaction fees on purchases (0.5% after 1996, 1.0% from 1993 through 1996) or the annual account maintenance fee of $10.

 +Annualized.

-----------------------------------------------------------------------------------------------------------------------------
                                                                                     VANGUARD VALUE INDEX FUND
                                                                                      YEAR ENDED DECEMBER 31,
                                                           ------------------------------------------------------------------
                                                                 1998           1997          1996          1995         1994
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                         $    20.85     $    17.02    $    14.79    $    11.12   $    11.74
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                          .366            .38           .37           .41          .38
  Net Realized and Unrealized Gain (Loss) on Investments        2.647           4.57          2.81          3.66         (.46)
                                                           ------------------------------------------------------------------
   Total from Investment Operations                             3.013           4.95          3.18          4.07         (.08)
                                                           ------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                          (.363)          (.37)         (.38)         (.40)        (.38)
  Distributions from Realized Capital Gains                     (.990)          (.75)         (.57)           --         (.16)
                                                           ------------------------------------------------------------------
   Total Distributions                                         (1.353)         (1.12)         (.95)         (.40)        (.54)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                               $    22.51     $    20.85    $    17.02    $    14.79   $    11.12
=============================================================================================================================
TOTAL RETURN*                                                   14.64%         29.77%        21.86%        36.94%      -0.73%
=============================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Year (Millions)                       $    2,421     $    1,796    $    1,016    $      496   $      297
  Ratio of Total Expenses to Average Net Assets                  0.22%          0.20%         0.20%         0.20%        0.20%
  Ratio of Net Investment Income to Average Net Assets           1.72%          2.05%         2.54%         3.06%        3.37%
  Turnover Rate                                                    33%            25%           29%           27%          32%
=============================================================================================================================

*Total return figures do not reflect the annual account maintenance fee of $10.

-------------------------------------------------------------------
                                VANGUARD SMALL-CAP VALUE INDEX FUND
                                                        APR. 20* TO
                                                      DEC. 31, 1998
-------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $  10.00
-------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                        .045
  Net Realized and Unrealized Gain (Loss) on Investments     (1.250)
                                                           --------
   Total from Investment Operations                          (1.205)
                                                           --------
Distributions
  Dividends from Net Investment Income                        (.055)
  Distributions from Realized Capital Gains                    --
                                                           --------
   Total Distributions                                        (.055)
-------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $   8.74
===================================================================

TOTAL RETURN**                                              -12.47%
===================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                     $    113
  Ratio of Total Expenses to Average Net Assets                0.25%+
  Ratio of Net Investment Income to Average Net Assets         1.13%+
  Turnover Rate                                                  53%
===================================================================

 *Subscription period for the fund was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement begins May 21, 1998.

**Total return does not reflect the 1.0% transaction fee on purchases imposed prior to March 1, 1999, or the annual account maintenance fee of $10.

 +Annualized.

32


----------------------------------------------------------------------------------------------------------------------------
                                                                               VANGUARD GROWTH INDEX FUND
                                                                                  YEAR ENDED DECEMBER 31,
                                                           -----------------------------------------------------------------
                                                                 1998           1997          1996         1995         1994
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                         $    22.53     $    16.90    $    13.97   $    10.28   $    10.20
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                          .230            .23           .22          .21          .21
  Net Realized and Unrealized Gain (Loss) on Investments        9.244           5.88          3.07         3.68          .08
                                                           -----------------------------------------------------------------
   Total from Investment Operations                             9.474           6.11          3.29         3.89          .29
                                                           -----------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                          (.219)          (.23)         (.22)        (.20)        (.21)
  Distributions from Realized Capital Gains                     (.115)          (.25)         (.14)        --           --
                                                           -----------------------------------------------------------------
   Total Distributions                                          (.334)          (.48)         (.36)        (.20)        (.21)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                               $    31.67     $    22.53    $    16.90   $    13.97   $    10.28
============================================================================================================================
TOTAL RETURN*                                                   42.21%         36.34%        23.74%       38.06%        2.89%
============================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Year (Millions)                       $    6,644     $    2,365    $      787   $      271   $       86
  Ratio of Total Expenses to Average Net Assets                  0.22%          0.20%         0.20%        0.20%        0.20%
  Ratio of Net Investment Income to Average Net Assets           0.92%          1.19%         1.57%        1.71%        2.08%
  Turnover Rate                                                    29%            26%           29%          24%          28%
============================================================================================================================

 *Total return figures do not reflect the annual account maintenance fee of $10.



---------------------------------------------------------------------
                                 VANGUARD SMALL-CAP GROWTH INDEX FUND
                                                          APR. 20* TO
                                                        DEC. 31, 1998
---------------------------------------------------------------------
Net Asset Value, Beginning of Period                           $10.00
---------------------------------------------------------------------
Investment Operations
  Net Investment Income                                           .03
  Net Realized and Unrealized Gain (Loss) on Investments         (.47)
                                                               ------
   Total from Investment Operations                              (.44)
                                                               ------
Distributions

  Dividends from Net Investment Income                           (.03)

  Distributions from Realized Capital Gains                      --
                                                               ------
   Total Distributions                                           (.03)
---------------------------------------------------------------------
Net Asset Value, End of Period                                 $ 9.53
=====================================================================
TOTAL RETURN**                                                 -4.77%
=====================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                         $   90
  Ratio of Total Expenses to Average Net Assets                  0.25%+
  Ratio of Net Investment Income to Average Net Assets           0.63%+
  Turnover Rate                                                    77%
=====================================================================

 *Subscription period for the fund was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement begins May 21, 1998.

**Total return does not reflect the 1.0% transaction fee on purchases imposed prior to March 1, 1999, or the annual account maintenance fee of $10.

 +Annualized.


"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500,"
"S&P MidCap 400," and "S&P SmallCap 600" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by Vanguard U.S. Stock Index Funds and The Vanguard Group. These mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Funds. "Wilshire 4500" and "Wilshire 5000" are registered trademarks of Wilshire Associates. Frank Russell Company is the owner of the trademarks and copyrights relating to the Russell Indexes.

INVESTING WITH VANGUARD

Are you looking for the most convenient way to open or add money to a Vanguard account? Obtain instant access to fund information? Establish an account for a minor child or for your retirement savings?

   Vanguard can help. Our goal is to make it easy and pleasant for you to do business with us.

   The following sections of the prospectus briefly explain the many services we offer. Booklets providing detailed information are available on the services marked with a [BOOK]. Please call us to request copies.

SERVICES AND ACCOUNT FEATURES

Vanguard offers many services that make it convenient to buy, sell, or exchange shares, or to obtain fund or account information.

TELEPHONE REDEMPTIONS (SALES AND EXCHANGES)


Automatically set up for each Fund unless you notify us otherwise.* *Limitations do apply; see page 37.


VANGUARD DIRECT DEPOSIT SERVICE(TM)[BOOK]

Automatic method for depositing your paycheck or U.S. government payment (including Social Security and government pension checks) into your account.

VANGUARD AUTOMATIC EXCHANGE SERVICE(TM)[BOOK]

Automatic method for moving a fixed amount of money from one Vanguard fund account to another.

VANGUARD FUND EXPRESS(R)[BOOK]

Electronic method for buying or selling shares. You can transfer money between your Vanguard fund account and an account at your bank, savings and loan, or credit union on a systematic schedule.

VANGUARD DIVIDEND EXPRESS(TM)[BOOK]

Electronic method for transferring dividend and/or capital gains distributions directly from your Vanguard fund account to your bank, savings and loan, or credit union account.

VANGUARD TELE-ACCOUNT(R) 1-800-662-6273 (ON-BOARD)[BOOK]

Toll-free 24-hour access to Vanguard fund and account information--as well as some transactions--by using any touch-tone phone. Tele-Account provides total return, share price, price change, and yield quotations for all Vanguard funds; gives your account balances and history (e.g., last transaction, latest dividend distribution); and allows you to sell or exchange fund shares.

ACCESS VANGUARD(TM) WWW.VANGUARD.COM [COMPUTER]

You can use your personal computer to perform certain transactions for most Vanguard funds by accessing our website. To establish this service, you must register through the website. We will then send to you, by mail, an account access password that allows you to process the following financial and administrative transactions online:

-  Open a new account.*

-  Buy, sell, or exchange shares of most funds.

-  Change your name/address.

- Add/change fund options (including dividend options, Vanguard Fund Express, bank instructions, checkwriting, and Vanguard Automatic Exchange Service).

*Only current Vanguard shareholders can open a new account online, by exchanging shares from other existing Vanguard accounts.

INVESTOR INFORMATION DEPARTMENT: 1-800-662-7447 (SHIP) TEXT TELEPHONE:
1-800-952-3335

Call Vanguard for information on our funds, fund services, and retirement accounts, and to request literature.

CLIENT SERVICES DEPARTMENT: 1-800-662-2739 (CREW) TEXT TELEPHONE: 1-800-662-2738 Call Vanguard for information on your account, account transactions, and account statements.

SERVICES FOR CLIENTS OF VANGUARD'S INSTITUTIONAL DIVISION: 1-888-809-8102

Vanguard's Institutional Division offers a variety of specialized services for large institutional investors, including the ability to effect account transactions through private electronic networks and third-party recordkeepers.

34

TYPES OF ACCOUNTS

Individuals and institutions can establish a variety of accounts with Vanguard.

FOR ONE OR MORE PEOPLE

Open an account in the name of one (individual) or more (joint tenants) people.

FOR HOLDING PERSONAL TRUST ASSETS[BOOK]

Invest assets held in an existing personal trust.

FOR INDIVIDUAL RETIREMENT ACCOUNTS[BOOK]

Open a traditional IRA account or a Roth IRA account. Eligibility and other requirements are established by federal law and Vanguard custodial account agreements. For more information, please call 1-800-662-7447 (SHIP).

FOR AN ORGANIZATION[BOOK]

Open an account as a corporation, partnership, endowment, foundation, or other entity.

FOR THIRD-PARTY TRUSTEE RETIREMENT INVESTMENTS

Open an account as a retirement trust or plan based on an existing corporate or institutional plan. These accounts are established by the trustee of the existing plan.

VANGUARD PROTOTYPE PLANS

Open a variety of retirement accounts using Vanguard prototype plans for individuals, sole proprietorships, and small businesses. For more information, please call 1-800-662-2003.

A NOTE ON INVESTING WITH VANGUARD THROUGH OTHER FIRMS

You may purchase or sell Fund shares through a financial intermediary such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees, or other policies. Consult your intermediary to determine when your order will be priced.

BUYING SHARES

You buy your shares at a Fund's next-determined net asset value after Vanguard receives your request. As long as your request is received before the close of trading on the New York Stock Exchange, generally 4 p.m. Eastern time, you will buy your shares at that day's net asset value.

MINIMUM INVESTMENT TO . . .

open a new account
$3,000 (regular account); $1,000 (traditional IRAs and Roth IRAs).

add to an existing account
$100 by mail or exchange; $1,000 by wire.

A NOTE ON LOW BALANCES


Each Fund reserves the right to close any nonretirement account whose balance falls below the minimum initial investment. The Fund will deduct a $10 annual fee in June if your nonretirement account balance at that time is below $2,500. The fee is waived if your total Vanguard account assets are $50,000 or more.


BY MAIL TO . . .[ENVELOPE]

open a new account
Complete and sign the application form and enclose your check.

add to an existing account
Mail your check with an Invest-By-Mail form detached from your confirmation statement to the address listed on the form.

Make your check payable to: The Vanguard Group-(insert appropriate Fund number; see below)

Vanguard Total Stock Market Index Fund-85

Vanguard 500 Index Fund-40

Vanguard Extended Market Index Fund-98

Vanguard Mid-Cap Index Fund-859

Vanguard Small-Cap Index Fund-48

Vanguard Value Index Fund-06

Vanguard Small-Cap Value Index Fund-860

Vanguard Growth Index Fund-09

Vanguard Small-Cap Growth Index Fund-861

All purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.


First-class mail to:                Express or Registered mail to:
The Vanguard Group                  The Vanguard Group
P.O. Box 2600                       455 Devon Park Drive
Valley Forge, PA 19482-2600         Wayne, PA 19087-1815



For clients of Vanguard's Institutional Division...


First-class mail to:                Express or Registered mail to:
The Vanguard Group                  The Vanguard Group
P.O. Box 2900                       455 Devon Park Drive
Valley Forge, PA 19482-2900         Wayne, PA 19087-1815


IMPORTANT NOTE: To prevent check fraud, Vanguard will not accept checks made payable to third parties.


BY TELEPHONE TO . . .[TELEPHONE]

open a new account

Call Vanguard Tele-Account* 24 hours a day--or Client Services during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type).

add to an existing account

Call Vanguard Tele-Account* 24 hours a day--or Client Services during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type). Use Vanguard Fund Express (see "Services and Account Features") to transfer assets from your bank account. Call Client Services before your first use to verify that this option is in place.

Vanguard Tele-Account               Client Services
1-800-662-6273                      1-800-662-2739

*You must obtain a Personal Identification Number through Tele-Account at least seven days before you request your first exchange.

IMPORTANT NOTE: Once you've requested a telephone transaction and a confirmation number has been assigned, the transaction cannot be revoked. We reserve the right to refuse any purchase request.

BY WIRE TO OPEN A NEW ACCOUNT OR ADD TO AN EXISTING ACCOUNT [WAVELENGTH]

Call Client Services to arrange your wire transaction. Wire transactions are not available for retirement accounts, except for asset transfers and direct rollovers.


Wire to:
FRB ABA 021001088
HSBC Bank USA


For credit to:
Account: 000112046
Vanguard Incoming Wire Account

36

In favor of:

Vanguard Total Stock Market Index Fund-85

Vanguard 500 Index Fund-40

Vanguard Extended Market Index Fund-98

Vanguard Mid-Cap Index Fund-859

Vanguard Small-Cap Index Fund-48

Vanguard Value Index Fund-06

Vanguard Small-Cap Value Index Fund-860

Vanguard Growth Index Fund-09

Vanguard Small-Cap Growth Index Fund-861

[Account number, or temporary number for a new account]

[Registered account owner/s]

[Registered address]

  You can redeem (that is, sell or exchange) shares purchased by check or Vanguard Fund Express at any time. However, while your redemption request will be processed at the next-determined net asset value after it is received, your redemption proceeds will not be available until payment for your purchase is collected, which may take up to ten calendar days.

A NOTE ON LARGE PURCHASES


It is important that you call Vanguard before you invest a large dollar amount. We must consider the interests of all Fund shareholders and so reserve the right to refuse, or impose a transaction fee on, any purchase that will disrupt the Fund's operation or performance.


REDEEMING SHARES

This section describes how you can redeem--that is, sell or exchange--a Fund's shares.

When Selling Shares:

-  Vanguard sends the redemption proceeds to you or a designated third party.*

-  You can sell all or part of your Fund shares at any time.


*May require a signature guarantee; see footnote on page 38.



When Exchanging Shares:

- The redemption proceeds are used to purchase shares of a different Vanguard fund.

-  You must meet the receiving fund's minimum investment requirements.

- Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange at any time, without notice.


In both cases, your transaction will be based on the Fund's next-determined share price, subject to any special rules discussed in this prospectus. For exchanges, the purchase side of the transaction will be based on the receiving fund's next-determined share price, again subject to any special rules discussed in this prospectus.

NOTE: Once a redemption is processed and a confirmation number given, the transaction CANNOT be canceled.

HOW TO REQUEST A REDEMPTION

You can request a redemption from your Fund account in any one of three ways: online (only for IRAs and other retirement accounts), by telephone (sell, but not exchange), or by mail.

ONLINE REQUESTS[COMPUTER]
ACCESS VANGUARD at www.vanguard.com

You can use your personal computer to sell or exchange shares of most Vanguard funds by accessing our website. To establish this service, you must register through the website. We will then send you, by mail, an account access password that will enable you to sell or exchange shares online (as well as perform other transactions).

  NOTE: The Vanguard funds whose shares you cannot exchange online or by telephone are VANGUARD U.S. STOCK INDEX FUNDS, VANGUARD BALANCED INDEX FUND, VANGUARD INTERNATIONAL STOCK INDEX FUNDS, VANGUARD REIT INDEX FUND, VANGUARD TOTAL INTERNATIONAL STOCK INDEX FUND, and VANGUARD GROWTH AND INCOME FUND. These funds do, however, permit online and telephone exchanges within IRAs and other retirement accounts. If you sell shares of these funds online, you will receive a redemption check at your address of record.

TELEPHONE REQUESTS[TELEPHONE]

All Account Types Except Retirement:

Call Vanguard Tele-Account 24 hours a day--or Client Services during business hours--to sell shares.

Retirement Accounts:
You can exchange--but not sell--shares by calling Tele-Account or Client
Services.


Vanguard Tele-Account               Client Services
1-800-662-6273                      1-800-662-2739

SPECIAL INFORMATION: We will automatically establish the telephone redemption option for your account, unless you instruct us otherwise in writing. While telephone redemption is easy and convenient, this account feature involves a risk of loss from unauthorized or fraudulent transactions. Vanguard will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and immediately reviewing any account statements that we send to you. Make sure to contact Vanguard immediately about any transaction you believe to be unauthorized.

  We reserve the right to refuse a telephone redemption if the caller is unable to provide:

[CHECKMARK] The ten-digit account number.

[CHECKMARK] The name and address exactly as registered on the account.

[CHECKMARK] The primary Social Security or employer identification number as registered on the account.

[CHECKMARK] The Personal Identification Number, if applicable.

  Please note that Vanguard will not be responsible for any account losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity. If you wish to remove the telephone redemption feature from your account, please notify us in writing.

A NOTE ON UNUSUAL CIRCUMSTANCES

Vanguard reserves the right to revise or terminate the telephone redemption privilege at any time, without notice. In addition, Vanguard can stop selling shares or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send us your request by regular or express mail. Follow the instructions on selling or exchanging shares by mail in this section.

MAIL REQUESTS[ENVELOPE]

All Account Types Except Retirement:

Send a letter of instruction signed by all registered account holders. Include the fund name and account number and (if you are selling) a dollar amount or number of shares OR (if you are exchanging) the name of the fund you want to exchange into and a dollar amount or number of shares. To exchange into an account with a different registration (including a different name, address, taxpayer identification number, or account type), you must provide Vanguard with written instructions that include the guaranteed signatures of all current owners of the fund from which you wish to redeem.

38

Vanguard Retirement Accounts:

For information on how to request distributions from:

-  Traditional IRAs and Roth IRAs--call Client Services.

- SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial accounts, and Profit-Sharing and Money Purchase Pension (Keogh) Plans--call Individual Retirement Plans at 1-800-662-2003.


Depending on your account registration type, additional documentation may be required.

First-class mail to:                Express or Registered mail to:
The Vanguard Group                  The Vanguard Group
P.O. Box 1120                       455 Devon Park Drive
Valley Forge, PA 19482-1120         Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division...

First-class mail to:                Express or Registered mail to:
The Vanguard Group                  The Vanguard Group
P.O. Box 2900                       455 Devon Park Drive
Valley Forge, PA 19482-2900         Wayne, PA 19087-1815

A NOTE ON LARGE REDEMPTIONS


It is important that you call Vanguard before you redeem a large dollar amount. We must consider the interests of all fund shareholders and so reserve the right to delay delivery of your redemption proceeds--up to seven days--if the amount will disrupt a Fund's operation or performance.


  If you redeem more than $250,000 worth of Fund shares within any 90-day period, the Fund reserves the right to pay part or all of the redemption proceeds above $250,000 in kind, i.e., in securities, rather than in cash. If payment is made in kind, you may incur brokerage commissions if you elect to sell the securities for cash.

OPTIONS FOR REDEMPTION PROCEEDS

You may receive your redemption proceeds in one of two ways: check, or exchange to another Vanguard fund.

CHECK REDEMPTIONS

Normally, Vanguard will mail your check within two business days of a redemption.

EXCHANGE REDEMPTIONS

As described above, an exchange involves using the proceeds of your redemption to purchase shares of another Vanguard fund.

FOR OUR MUTUAL PROTECTION

For your best interests and ours, Vanguard applies these additional requirements to redemptions:

REQUEST IN "GOOD ORDER"

All redemption requests must be received by Vanguard in "good order." This means that your request must include:

[CHECKMARK] The Fund name and account number.

[CHECKMARK] The amount of the transaction (in dollars or shares).

[CHECKMARK] Signatures of all owners exactly as registered on the account (for mail requests).

[CHECKMARK] Signature guarantees (if required).*

[CHECKMARK] Any supporting legal documentation that may be required.

[CHECKMARK] Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address. A signature guarantee can be obtained from most banks, credit unions, and licensed brokers.

TRANSACTIONS ARE PROCESSED AT THE NEXT-DETERMINED SHARE PRICE AFTER VANGUARD HAS RECEIVED ALL REQUIRED INFORMATION.

LIMITS ON ACCOUNT ACTIVITY

Because excessive account transactions can disrupt management of a Fund and increase the Fund's costs for all shareholders, Vanguard limits account activity as follows:

- You may make no more than TWO SUBSTANTIVE "ROUND TRIPS" THROUGH THE FUND during any 12-month period.

-  Your round trips through the Fund must be at least 30 days apart.

-  The Fund may refuse a share purchase at any time, for any reason.

- Vanguard may revoke an investor's telephone exchange privilege at any time, for any reason.

A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. Also, "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.

RETURN YOUR SHARE CERTIFICATES

Any portion of your account represented by share certificates cannot be redeemed until you return the certificates to Vanguard. Certificates must be returned (unsigned), along with a letter requesting the sale or exchange you wish to process, via certified mail to:

The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815

ALL TRADES FINAL

Vanguard will not cancel any transaction request (including any purchase or redemption) that we believe to be authentic once the request has been received and a confirmation number assigned.


TRANSFERRING REGISTRATION

You can transfer the registration of your Fund shares to another owner by completing a transfer form and sending it to Vanguard.


First-class mail to:                Express or Registered mail to:
The Vanguard Group                  The Vanguard Group
P.O. Box 1100                       455 Devon Park Drive
Valley Forge, PA 19482-1100         Wayne, PA 19087-1815


For clients of Vanguard's Institutional Division . . .


First-class mail to:                Express or Registered mail to:
The Vanguard Group                  The Vanguard Group
P.O. Box 2900                       455 Devon Park Drive
Valley Forge, PA 19482-2900         Wayne, PA 19087-1815

40

FUND AND ACCOUNT UPDATES

STATEMENTS AND REPORTS

We will send you account and tax statements to help you keep track of your Fund account throughout the year as well as when you are preparing your income tax returns.

  In addition, you will receive financial reports about a Fund twice a year. These comprehensive reports include an assessment of the Fund's performance (and a comparison to its industry benchmark), an overview of the markets, a report from the advisers, and the Fund's financial statements which include a listing of the Fund's holdings.


  To keep each Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more Fund shareholders have the same last name and address, we send just one Fund report to that address--instead of mailing separate reports to each shareholder. If you want us to send separate reports, however, you may notify our Client Services Department at 1-800-662-2739.


CONFIRMATION STATEMENT

Sent each time you buy, sell, or exchange shares; confirms the trade date and the amount of your transaction.

PORTFOLIO SUMMARY [BOOK GRAPHIC]

Mailed quarterly for most accounts; shows the market value of your account at the close of the statement period, as well as distributions, purchases, sales, and exchanges for the current calendar year.

FUND FINANCIAL REPORTS

Mailed in February and August for all nine Funds.

TAX STATEMENTS

Generally mailed in January; report previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement accounts.

AVERAGE COST REVIEW STATEMENT [BOOK GRAPHIC]

Issued quarterly for most taxable accounts (accompanies your Portfolio Summary); shows the average cost of shares that you redeemed during the calendar year, using the average cost single category method.

GLOSSARY OF INVESTMENT TERMS

ACTIVE MANAGEMENT

An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

CAPITAL GAINS DISTRIBUTION

Payment to mutual fund shareholders of gains realized on securities that the fund has sold at a profit, minus any realized losses.

CASH RESERVES

Cash deposits, short-term bank deposits, and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK

A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

DIVIDEND INCOME

Payment to shareholders of income from interest or dividends generated by a fund's investments.

DOLLAR-COST AVERAGING

Investing equal amounts of money at regular intervals on an ongoing basis. This technique ensures that an investor buys fewer shares when prices are high and more shares when prices are low.

EXPENSE RATIO


The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.


INDEX

An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INVESTMENT ADVISER

An organization that makes the day-to-day decisions regarding a fund's investments.

MUTUAL FUND

An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)

The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PASSIVE MANAGEMENT

A low-cost investment strategy in which a mutual fund attempts to match -- rather than outperform -- a particular stock or bond market index. Also known as indexing.

PRINCIPAL

The amount of your own money you put into an investment.

SECURITIES

Stocks, bonds, money market instruments, and other investment vehicles.

TOTAL RETURN

A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VOLATILITY

The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD

Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[SHIP GRAPHIC]

[LOGO THE VANGUARD GROUP(R)]

Post Office Box 2600
Valley Forge, PA 19482-2600


FOR MORE INFORMATION

If you'd like more information about Vanguard U.S. Stock Index Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS


Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In these reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Funds.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Funds or other Vanguard funds, please contact us as follows:

THE VANGUARD GROUP
INVESTOR INFORMATION
DEPARTMENT
P.O. BOX 2600
VALLEY FORGE, PA 19482-2600

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
www.vanguard.com


If you are a current Fund shareholder and would like information about your account, account transactions, and/or account statements, please call:


CLIENT SERVICES DEPARTMENT:
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-662-2738

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can review and copy information about the Funds (including the SAI) at the SEC's Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-800-SEC-0330. Reports and other information about the Funds are also available on the SEC's website (www.sec.gov), or you can receive copies of this information, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-6009.

Funds' Investment Company Act
file number: 811-2652

(C) 1999 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

P040N-04/30/1999

VANGUARD U.S. STOCK INDEX FUNDS
Participant Prospectus

April 30, 1999


         CONTENTS
1        AN INTRODUCTION TO INDEX FUNDS

2        FUND PROFILES

        2 Vanguard Total Stock Market Index Fund

        4 Vanguard 500 Index Fund

        6 Vanguard Extended Market Index Fund

        9 Vanguard Mid-Cap Index Fund

       11 Vanguard Small-Cap Index Fund

       13 Vanguard Value Index Fund

       15 Vanguard Small-Cap Value Index Fund

       17 Vanguard Growth Index Fund

       19 Vanguard Small-Cap Growth Index Fund

       21 MORE ON THE FUNDS

       24 THE FUNDS AND VANGUARD

       25 INVESTMENT ADVISER

       25 YEAR 2000 CHALLENGE

       26 DIVIDENDS, CAPITAL GAINS, AND TAXES

       26 SHARE PRICE

       27 FINANCIAL HIGHLIGHTS

       32 INVESTING WITH VANGUARD

       32 ACCESSING FUND INFORMATION BY COMPUTER

      GLOSSARY (inside back cover)


WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the objective, risks, and strategies of each of the Vanguard U.S. Stock Index Funds. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk((R))" explanations along the way. Reading the prospectus will help you to decide which Funds, if any, are the right investments for you. We suggest that you keep it for future reference.

IMPORTANT NOTE

Each of the Vanguard U.S. Stock Index Funds offers two separate classes of shares: Investor and Institutional (except Vanguard 500 Index Fund, which offers only Investor Shares). Investor Shares, which have an investment minimum of $3,000, are offered by two separate prospectuses. This prospectus is intended for participants in employer-sponsored retirement or savings plans. Another version--for investors who would like to open a personal investment account--can be obtained by calling Vanguard at 1-800-662-7447.


Institutional Shares have an investment minimum of $10 million and generally do not require special employee benefit plan services. Institutional Shares are offered by another prospectus, which you can obtain by calling Vanguard's Institutional Investor Group at 1-800-523-1036. Note that the Funds' separate share classes have different expenses; as a result, their investment performances will vary.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INTRODUCTION TO INDEX FUNDS


WHAT IS INDEXING?

An index is an unmanaged group of securities whose overall performance is used as a standard to measure investment performance. An index (or "passively managed") fund tries to match, as closely as possible, the performance of an established target index. The fund does this by holding all, or a representative sample, of the securities that comprise the index. Keep in mind that an index fund has operating expenses and transaction costs, while a market index does not. Therefore, an index fund, while expected to track its target index closely, typically will be unable to match the performance of the index exactly.

  Stock index funds may seek to track indexes that hold a certain type of stock--such as growth or value, small-cap or large-cap, or those from just one industry--or they may seek to track indexes that consist of a broader range of stocks--for example, the entire U.S. stock market.

  Index funds are not actively managed by investment advisers who buy and sell securities based on research and analysis in an attempt to outperform a particular benchmark or the market as a whole. Rather, index funds simply attempt to mirror what the target index does, for better or worse.

WHAT INDEX FUNDS DOES VANGUARD OFFER?

Vanguard offers a variety of stock (both U.S. and international), bond, and balanced index funds. This prospectus provides information about Vanguard's U.S. Stock Index Funds. There are nine such funds, each of which seeks to track a different segment of the U.S. stock market:

----------------------------------------------------------------------------------------------
         FUND                                                      SEEKS TO TRACK
----------------------------------------------------------------------------------------------
         Vanguard Total Stock Market Index Fund                    The overall stock market
         Vanguard 500 Index Fund                                   Large-cap stocks
         Vanguard Extended Market Index Fund                       Mid- and small-cap stocks
         Vanguard Mid-Cap Index Fund                               Mid-cap stocks
         Vanguard Small-Cap Index Fund                             Small-cap stocks
         Vanguard Value Index Fund                                 Large-cap value stocks
         Vanguard Small-Cap Value Index Fund                       Small-cap value stocks
         Vanguard Growth Index Fund                                Large-cap growth stocks
         Vanguard Small-Cap Growth Index Fund                      Small-cap growth stocks
----------------------------------------------------------------------------------------------

  This prospectus contains profiles that summarize key features of each Fund. Following the profiles, there is important additional information about the Funds.

2

FUND PROFILE--VANGUARD TOTAL STOCK MARKET INDEX FUND

The following profile summarizes key features of Vanguard Total Stock Market Index Fund.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of the overall stock market.


INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Wilshire 5000 Equity Index, which consists of all the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market. The Fund invests in selected stocks that comprise the Index.


PRIMARY RISK
THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since the Fund's inception. The table shows how the Fund's average annual returns for one and five calendar years and since inception compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


--------------------------------------------------------------------------------
                              ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                               [BAR CHART OMITTED]

                            1993                10.6%

                            1994                -0.2%

                            1995                35.8%

                            1996                21.0%

                            1997                31.0%

                            1998                23.3%

--------------------------------------------------------------------------------
          Return figures do not reflect the transaction fee of 0.25% on purchases through 1995.
--------------------------------------------------------------------------------

  During the period shown in the bar chart, the highest return for a calendar quarter was 21.5% (quarter ended December 31, 1998) and the lowest return for a quarter was -12.1% (quarter ended September 30, 1998).

-----------------------------------------------------------------------------------------------------------------
                            AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1998
-----------------------------------------------------------------------------------------------------------------
                                                             1 YEAR          5 YEARS            SINCE INCEPTION(*)
-----------------------------------------------------------------------------------------------------------------
         Vanguard Total Stock Market Index Fund(**)          23.26%           21.50%                  19.22%
         Wilshire 5000 Index                                 23.39            21.78                   19.57
-----------------------------------------------------------------------------------------------------------------
         (*)April 27, 1992.
         (**)Return figures do not reflect the transaction fee of 0.25% on purchases through 1995.
-----------------------------------------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1998.

       SHAREHOLDER FEES (fees paid directly from your investment)
         Sales Charge (Load) Imposed on Purchases:                                      None
         Transaction Fees on Purchases:                                                 None
         Sales Charge (Load) Imposed on Reinvested Dividends:                           None
         Redemption Fees:                                                               None
         Exchange Fees:                                                                 None


       ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
         Management Expenses:                                                           0.17%
         12b-1 Distribution Fees:                                                       None
         Other Expenses:                                                                0.03%
           TOTAL ANNUAL FUND OPERATING EXPENSES:                                        0.20%


  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.


-----------------------------------------------------------------------------------------
                 1 Year           3 Years              5 Years              10 Years
-----------------------------------------------------------------------------------------
                  $20               $64                  $113                 $255
-----------------------------------------------------------------------------------------


  THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS
Dividends are distributed quarterly in March, June, September, and December; capital gains, if any, are distributed annually in December


INVESTMENT ADVISER
Vanguard Core Management Group, Valley Forge, Pa., since inception

INCEPTION DATE
April 27, 1992


NET ASSETS AS OF DECEMBER 31, 1998
$9.31 billion


NEWSPAPER ABBREVIATION
TotSt

VANGUARD FUND NUMBER
085

CUSIP NUMBER
922908306

TICKER SYMBOL
VTSMX

4

FUND PROFILE--VANGUARD 500 INDEX FUND

The following profile summarizes key features of Vanguard 500 Index Fund.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of large- capitalization stocks.


INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's 500 Composite Stock Price Index, which is dominated by the stocks of large U.S. companies. The Fund invests in the stocks that comprise the Index.


PRIMARY RISKS

- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

- The Fund is also subject to investment style risk, which is the chance that returns from large-capitalization stocks will trail returns from other asset classes or the overall stock market. Large-capitalization stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.

PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual returns for one, five, and ten calendar years compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


--------------------------------------------------------------------------------
                              ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                              [BAR CHART OMITTED]

                            1989                31.4%

                            1990                -3.3%

                            1991                30.2%

                            1992                 7.4%

                            1993                 9.9%

                            1994                 1.2%

                            1995                37.4%

                            1996                22.9%

                            1997                33.2%

                            1998                28.6%


  During the period shown in the bar chart, the highest return for a calendar quarter was 21.4% (quarter ended December 31, 1998) and the lowest return for a quarter was -13.8% (quarter ended September 30, 1990).

---------------------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1998
---------------------------------------------------------------------------------------
                                                         1 Year    5 Years     10 Years
---------------------------------------------------------------------------------------
         Vanguard 500 Index Fund                         28.62%     23.96%      19.04%
         S&P 500 Index                                   28.58      24.06       19.21
---------------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1998.

       SHAREHOLDER FEES (fees paid directly from your investment)
         Sales Charge (Load) Imposed on Purchases:                                        None
         Transaction Fees on Purchases:                                                   None
         Sales Charge (Load) Imposed on Reinvested Dividends:                             None
         Redemption Fees:                                                                 None
         Exchange Fees:                                                                   None


       ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
         Management Expenses:                                                             0.15%
         12b-1 Distribution Fees:                                                         None
         Other Expenses:                                                                  0.03%
           TOTAL ANNUAL FUND OPERATING EXPENSES:                                          0.18%


  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.


-----------------------------------------------------------------------------------------
                1 YEAR           3 YEARS          5 YEARS           10 YEARS
-----------------------------------------------------------------------------------------
                 $18               $58              $101              $230
-----------------------------------------------------------------------------------------


  THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS
Dividends are distributed quarterly in March, June, September, and December; capital gains, if any, are distributed annually in December


INVESTMENT ADVISER
Vanguard Core Management Group, Valley Forge, Pa., since inception

INCEPTION DATE
August 31, 1976


NET ASSETS AS OF DECEMBER 31, 1998
$74.23 billion


NEWSPAPER ABBREVIATION
500

VANGUARD FUND NUMBER
040

CUSIP NUMBER
922908108

TICKER SYMBOL
VFINX

6

FUND PROFILE--VANGUARD EXTENDED MARKET INDEX FUND

The following profile summarizes key features of Vanguard Extended Market Index Fund.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of mid- and small-capitalization stocks.


INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Wilshire 4500 Equity Index, a broadly diversified index of stocks of medium-size and small U.S. companies. The Wilshire 4500 Index contains all of the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market, except those stocks included in the S&P 500 Index. The Fund invests in selected stocks that comprise the Index.


PRIMARY RISKS

- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.


- The Fund is also subject to investment style risk, which is the chance that returns from mid- or small-capitalization stocks will trail returns from other asset classes or the overall stock market. Small- and mid-cap stocks historically have been more volatile in price than the large-cap stocks that dominate the S&P 500 Index, and perform differently than the overall stock market.



PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual returns for one, five, and ten calendar years compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


--------------------------------------------------------------------------------
                              ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                              [BAR CHART OMITTED]

                        1989                     24.1%

                        1990                    -14.0%

                        1991                     41.8%

                        1992                     12.5%

                        1993                     14.5%

                        1994                     -1.8%

                        1995                     33.8%

                        1996                     17.6%

                        1997                     26.7%

                        1998                      8.3%

--------------------------------------------------------------------------------
          Return figures do not reflect the transaction fee on purchases.
--------------------------------------------------------------------------------

  During the period shown in the bar chart, the highest return for a calendar quarter was 22.1% (quarter ended December 31, 1998) and the lowest return for a quarter was -18.9% (quarter ended September 30, 1990).

-----------------------------------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1998
-----------------------------------------------------------------------------------------------------------
                                                              1 YEAR     5 YEARS     10 YEARS
-----------------------------------------------------------------------------------------------------------
         Vanguard Extended Market Index Fund(*)                8.05%      16.19%      15.22%
         Wilshire 4500 Index                                   8.63       15.76       15.14
-----------------------------------------------------------------------------------------------------------
         (*)Return figures reflect the transaction fee of
         0.25% on purchases.
-----------------------------------------------------------------------------------------------------------


FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1998.

       SHAREHOLDER FEES (fees paid directly from your investment)
         Sales Charge (Load) Imposed on Purchases:                                     None
         Transaction Fees on Purchases:                                                0.25%(*)
         Sales Charge (Load) Imposed on Reinvested Dividends:                          None
         Redemption Fees:                                                              None
         Exchange Fees:                                                                None


       Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
         Management Expenses:                                                          0.19%
         12b-1 Distribution Fees:                                                      None
         Other Expenses:                                                               0.04%
           TOTAL ANNUAL FUND OPERATING EXPENSES:                                       0.23%


          (*)The transaction fee is deducted from all purchases (including exchanges from other Vanguard funds), but not from reinvested dividends or capital gains.

  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.


-------------------------------------------------------------------------------------------
                1 YEAR           3 YEARS          5 YEARS           10 YEARS
-------------------------------------------------------------------------------------------
                 $48               $99              $154              $317
-------------------------------------------------------------------------------------------


  THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

8

ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS
Distributed annually in December


INVESTMENT ADVISER
Vanguard Core Management Group, Valley Forge, Pa., since inception

INCEPTION DATE
December 21, 1987


NET ASSETS AS OF DECEMBER 31, 1998
$2.94 billion


NEWSPAPER ABBREVIATION
Extnd

VANGUARD FUND NUMBER
098

CUSIP NUMBER
922908207

TICKER SYMBOL
VEXMX

FUND PROFILE--VANGUARD MID-CAP INDEX FUND

The following profile summarizes key features of Vanguard Mid-Cap Index Fund.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of mid- capitalization stocks.


INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's MidCap 400 Index, which is made up of a group of medium-size U.S. companies. The Fund invests in the stocks that comprise the Index.


PRIMARY RISKS

- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.


- The Fund is also subject to investment style risk, which is the chance that returns from mid-capitalization stocks will trail returns from other asset classes or the overall stock market. Mid-cap stocks historically have been more volatile in price than the large-cap stocks that dominate the S&P 500 Index, and perform differently than the overall stock market.


PERFORMANCE/RISK INFORMATION
Calendar-year performance information (which helps an investor assess a fund's risk by showing the volatility of the fund's returns) is not yet available, because the Fund was not in operation for a full calendar year as of the date of this prospectus.

FEES AND EXPENSES
The following table describes the fees you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are estimates based upon the expenses incurred in the partial fiscal year ended December 31, 1998.


       SHAREHOLDER FEES (fees paid directly from your investment)
         Sales Charge (Load) Imposed on Purchases:                                       None
         Transaction Fees on Purchases:                                                  None
         Sales Charge (Load) Imposed on Reinvested Dividends:                            None
         Redemption Fees:                                                                None
         Exchange Fees:                                                                  None

       ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
         Management Expenses:                                                            0.22%
         12b-1 Distribution Fees:                                                        None
         Other Expenses:                                                                 0.03%
           TOTAL ANNUAL FUND OPERATING EXPENSES:                                         0.25%

10

  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.


-----------------------------------------------------------------------------------------
                1 YEAR           3 YEARS          5 YEARS           10 YEARS
-----------------------------------------------------------------------------------------
                 $26               $80              $141              $318
-----------------------------------------------------------------------------------------


  THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS
Distributed annually in December


INVESTMENT ADVISER
Vanguard Core Management Group, Valley Forge, Pa., since inception

INCEPTION DATE
May 21, 1998


NET ASSETS AS OF DECEMBER 31, 1998
$206 million


NEWSPAPER ABBREVIATION
MidCp

VANGUARD FUND NUMBER
859

CUSIP NUMBER
922908843

TICKER SYMBOL
VIMSX

FUND PROFILE--VANGUARD SMALL-CAP INDEX FUND

The following profile summarizes key features of Vanguard Small-Cap Index Fund.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of small- capitalization stocks.


INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Russell 2000 Small Stock Index, which is made up of the stocks of smaller U.S. companies. The Russell 2000 Index is comprised of the 2,000 smallest companies out of the 3,000 largest U.S. companies. The Fund invests in selected stocks that comprise the Index.


PRIMARY RISKS

- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.


- The Fund is also subject to investment style risk, which is the chance that returns from small-capitalization stocks will trail returns from other asset classes or the overall stock market. Small-cap stocks historically have been more volatile in price than the large-cap stocks that dominate the S&P 500 Index, and perform differently than the overall stock market.


PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual returns for one, five, and ten calendar years compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


--------------------------------------------------------------------------------
                              ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                              [BAR CHART OMITTED]

                          1989                10.5%

                          1990               -18.1%

                          1991                45.3%

                          1992                18.2%

                          1993                18.7%

                          1994                -0.5%

                          1995                28.7%

                          1996                18.1%

                          1997                24.6%

                          1998                -2.6%

--------------------------------------------------------------------------------
         Return figures do not reflect the transaction fee on purchases.
--------------------------------------------------------------------------------

  During the period shown in the bar chart, the highest return for a calendar quarter was 29.3% (quarter ended March 31, 1991) and the lowest return for a quarter was -24.0% (quarter ended September 30, 1990).

----------------------------------------------------------------------------------------------------------
                     AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1998
----------------------------------------------------------------------------------------------------------
                                                              1 YEAR      5 YEARS     10 YEARS
----------------------------------------------------------------------------------------------------------
         Vanguard Small-Cap Index Fund(*)                     -3.10%       12.80%       12.92%
         Russell 2000 Index                                   -2.55        11.86        12.92
----------------------------------------------------------------------------------------------------------
         (*)Return figures reflect the transaction
         fee of 0.50% on purchases.
----------------------------------------------------------------------------------------------------------

12

FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1998.

       SHAREHOLDER FEES (fees paid directly from your investment)
         Sales Charge (Load) Imposed on Purchases:                                          None
         Transaction Fees on Purchases:                                                     0.50%(*)
         Sales Charge (Load) Imposed on Reinvested Dividends:                               None
         Redemption Fees:                                                                   None
         Exchange Fees:                                                                     None


       ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
         Management Expenses:                                                               0.20%
         12b-1 Distribution Fees:                                                           None
         Other Expenses:                                                                    0.04%
           TOTAL ANNUAL FUND OPERATING EXPENSES:                                            0.24%


          (*)The transaction fee is deducted from all purchases (including exchanges from other Vanguard funds), but not from reinvested dividends or capital gains.

  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.


--------------------------------------------------------------------------------------------
               1 YEAR           3 YEARS           5 YEARS           10 YEARS
--------------------------------------------------------------------------------------------
                 $74              $127              $184              $354
--------------------------------------------------------------------------------------------


  THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS
Distributed annually in December


INVESTMENT ADVISER
Vanguard Core Management Group, Valley Forge, Pa., since inception

INCEPTION DATE
October 3, 1960


NET ASSETS AS OF DECEMBER 31, 1998
$2.77 billion


NEWSPAPER ABBREVIATION
SmCap

VANGUARD FUND NUMBER
048

CUSIP NUMBER
922908702

TICKER SYMBOL
NAESX

FUND PROFILE--VANGUARD VALUE INDEX FUND

The following profile summarizes key features of Vanguard Value Index Fund.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of large- capitalization value stocks.


INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's 500/BARRA Value Index, which includes those stocks of the S&P 500 Index with lower than average price/book ratios.
The Fund invests in the stocks that comprise the Index.


PRIMARY RISKS

- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.


- The Fund is also subject to investment style risk, which is the chance that returns from large-capitalization value stocks will trail returns from other asset classes or the overall stock market. Value stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.


PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since the Fund's inception. The table shows how the Fund's average annual returns for one and five calendar years and since inception compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


--------------------------------------------------------------------------------
                              ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                              [BAR CHART OMITTED]

                           1993                18.3%

                           1994                -0.7%

                           1995                36.9%

                           1996                21.9%

                           1997                29.8%

                           1998                14.6%

  During the period shown in the bar chart, the highest return for a calendar quarter was 17.5% (quarter ended December 31, 1998) and the lowest return for a quarter was -13.0% (quarter ended September 30, 1998).

-----------------------------------------------------------------------------------------------------------
                       AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1998
-----------------------------------------------------------------------------------------------------------
                                                     1 YEAR       5 YEARS     SINCE INCEPTION(*)
-----------------------------------------------------------------------------------------------------------
         Vanguard Value Index Fund                   14.64%       19.77%            19.68%
         S&P 500/BARRA Value Index                   14.67        19.88             19.82
-----------------------------------------------------------------------------------------------------------
         (*)November 2, 1992.
-----------------------------------------------------------------------------------------------------------

14

FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1998.

       SHAREHOLDER FEES (fees paid directly from your investment)
         Sales Charge (Load) Imposed on Purchases:                                       None
         Transaction Fees on Purchases:                                                  None
         Sales Charge (Load) Imposed on Reinvested Dividends:                            None
         Redemption Fees:                                                                None
         Exchange Fees:                                                                  None


       ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
         Management Expenses:                                                            0.18%
         12b-1 Distribution Fees:                                                        None
         Other Expenses:                                                                 0.04%
           TOTAL ANNUAL FUND OPERATING EXPENSES:                                         0.22%


  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.


-------------------------------------------------------------------------------------------
                1 YEAR           3 YEARS          5 YEARS           10 YEARS
-------------------------------------------------------------------------------------------
                 $23               $71              $124              $280
-------------------------------------------------------------------------------------------


  THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS
Dividends are distributed quarterly in March, June, September, and December; capital gains, if any, are distributed annually in December


INVESTMENT ADVISER
Vanguard Core Management Group, Valley Forge, Pa., since inception

INCEPTION DATE
November 2, 1992


NET ASSETS AS OF DECEMBER 31, 1998
$2.42 billion


NEWSPAPER ABBREVIATION
Value

VANGUARD FUND NUMBER
006

CUSIP NUMBER
922908405

TICKER SYMBOL
VIVAX

FUND PROFILE--VANGUARD SMALL-CAP VALUE INDEX FUND

The following profile summarizes key features of Vanguard Small-Cap Value Index Fund.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of small- capitalization value stocks.


INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's SmallCap 600/BARRA Value Index, which includes those stocks of the S&P SmallCap 600 Index with lower than average price/book ratios. The Fund invests in the stocks that comprise the Index.


PRIMARY RISKS

- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.


- The Fund is also subject to investment style risk, which is the chance that returns from small-capitalization value stocks will trail returns from other asset classes or the overall stock market. Value stocks tend to go through cycles of doing better--or worse--than the stock market in general. In addition, small-cap stocks historically have been more volatile in price than the large-cap stocks that dominate the S&P 500 Index, and perform differently than the overall stock market.


PERFORMANCE/RISK INFORMATION
Calendar-year performance information (which helps an investor assess a fund's risk by showing the volatility of the fund's returns) is not yet available, because the Fund was not in operation for a full calendar year as of the date of this prospectus.

FEES AND EXPENSES
The following table describes the fees you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are estimates based upon the expenses incurred in the partial fiscal year ended December 31, 1998.

       SHAREHOLDER FEES (fees paid directly from your investment)
         Sales Charge (Load) Imposed on Purchases:                                        None
         Transaction Fees on Purchases:                                                   0.50%(*)
         Sales Charge (Load) Imposed on Reinvested Dividends:                             None
         Redemption Fees:                                                                 None
         Exchange Fees:                                                                   None


       ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
         Management Expenses:                                                             0.22%
         12b-1 Distribution Fees:                                                         None
         Other Expenses:                                                                  0.03%
           TOTAL ANNUAL FUND OPERATING EXPENSES:                                          0.25%


          (*)The transaction fee is deducted from all purchases (including exchanges from other Vanguard funds), but not from reinvested dividends or capital gains.

16

  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.


-----------------------------------------------------------------------------------------
                1 YEAR           3 YEARS          5 YEARS           10 YEARS
-----------------------------------------------------------------------------------------
                 $75              $130              $190              $367
-----------------------------------------------------------------------------------------


  THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS
Distributed annually in December


INVESTMENT ADVISER
Vanguard Core Management Group, Valley Forge, Pa., since inception

INCEPTION DATE
May 21, 1998


NET ASSETS AS OF DECEMBER 31, 1998
$113 million


NEWSPAPER ABBREVIATION
SmVal

VANGUARD FUND NUMBER
860

CUSIP NUMBER
922908793

TICKER SYMBOL
VISVX

FUND PROFILE--VANGUARD GROWTH INDEX FUND

The following profile summarizes key features of Vanguard Growth Index Fund.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of large- capitalization growth stocks.


INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's 500/BARRA Growth Index, which includes those stocks of the S&P 500 Index with higher than average price/book ratios.
The Fund invests in the stocks that comprise the Index.


PRIMARY RISKS

- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.


- The Fund is also subject to investment style risk, which is the chance that returns from large-capitalization growth stocks will trail returns from other asset classes or the overall stock market. Growth stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.


PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since the Fund's inception. The table shows how the Fund's average annual returns for one and five calendar years and since inception compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


--------------------------------------------------------------------------------
                              ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                              [BAR CHART OMITTED]

                            1993                1.5%

                            1994                2.9%

                            1995               38.1%

                            1996               23.7%

                            1997               36.3%

                            1998               42.2%

  During the period shown in the bar chart, the highest return for a calendar quarter was 24.6% (quarter ended December 31, 1998) and the lowest return for a quarter was -7.2% (quarter ended September 30, 1998).

-------------------------------------------------------------------------------------------------------------
                       AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1998
-------------------------------------------------------------------------------------------------------------
                                                    1 YEAR       5 YEARS        SINCE INCEPTION(*)
-------------------------------------------------------------------------------------------------------------
         Vanguard Growth Index Fund                 42.21%        27.79%              22.95%
         S&P 500/BARRA Growth Index                 42.16         27.94               23.14
-------------------------------------------------------------------------------------------------------------
         (*)November 2, 1992.
-------------------------------------------------------------------------------------------------------------

18

FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1998.

       SHAREHOLDER FEES (fees paid directly from your investment)
         Sales Charge (Load) Imposed on Purchases:                                       None
         Transaction Fees on Purchases:                                                  None
         Sales Charge (Load) Imposed on Reinvested Dividends:                            None
         Redemption Fees:                                                                None
         Exchange Fees:                                                                  None


       ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
         Management Expenses:                                                            0.19%
         12b-1 Distribution Fees:                                                        None
         Other Expenses:                                                                 0.03%
           TOTAL ANNUAL FUND OPERATING EXPENSES:                                         0.22%


  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.


---------------------------------------------------------------------------------------------
                1 YEAR           3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------------------------------
                 $23               $71              $124              $280
---------------------------------------------------------------------------------------------


  THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS
Dividends are distributed quarterly in March, June, September, and December; capital gains, if any, are distributed annually in December


INVESTMENT ADVISER
Vanguard Core Management Group, Valley Forge, Pa., since inception

INCEPTION DATE
November 2, 1992


NET ASSETS AS OF DECEMBER 31, 1998
$6.64 billion


NEWSPAPER ABBREVIATION
Growth

VANGUARD FUND NUMBER
009

CUSIP NUMBER
922908504

TICKER SYMBOL
VIGRX

FUND PROFILE--VANGUARD SMALL-CAP GROWTH INDEX FUND

The following profile summarizes key features of Vanguard Small-Cap Growth Index Fund.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of small- capitalization growth stocks.


INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's SmallCap 600/BARRA Growth Index, which includes those stocks of the S&P SmallCap 600 Index with higher than average price/book ratios. The Fund invests in the stocks that comprise the Index.


PRIMARY RISKS

- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.


- The Fund is also subject to investment style risk, which is the chance that returns from small-capitalization growth stocks will trail returns from other asset classes or the overall stock market. Growth stocks tend to go through cycles of doing better--or worse--than the stock market in general. In addition, small-cap stocks historically have been more volatile in price than the large-cap stocks that dominate the S&P 500 Index, and perform differently than the overall stock market.


PERFORMANCE/RISK INFORMATION
Calendar-year performance information (which helps an investor assess a fund's risk by showing the volatility of the fund's returns) is not yet available, because the Fund was not in operation for a full calendar year as of the date of this prospectus.

FEES AND EXPENSES
The following table describes the fees you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are estimates based upon the expenses incurred in the partial fiscal year ended December 31, 1998.


       SHAREHOLDER FEES (fees paid directly from your investment)
         Sales Charge (Load) Imposed on Purchases:                                        None
         Transaction Fees on Purchases:                                                   0.50%(*)
         Sales Charge (Load) Imposed on Reinvested Dividends:                             None
         Redemption Fees:                                                                 None
         Exchange Fees:                                                                   None

       ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
         Management Expenses:                                                             0.22%
         12b-1 Distribution Fees:                                                         None
         Other Expenses:                                                                  0.03%
           TOTAL ANNUAL FUND OPERATING EXPENSES:                                          0.25%

          (*)The transaction fee is deducted from all purchases (including exchanges from other Vanguard funds), but not from reinvested dividends or capital gains.

20

  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.



-------------------------------------------------------------------------------------------
                1 YEAR           3 YEARS           5 YEARS          10 YEARS
-------------------------------------------------------------------------------------------
                 $75              $130              $190              $367
-------------------------------------------------------------------------------------------


  THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS
Distributed annually in December


INVESTMENT ADVISER
Vanguard Core Management Group, Valley Forge, Pa., since inception

INCEPTION DATE
May 21, 1998


NET ASSETS AS OF DECEMBER 31, 1998
$90 million


NEWSPAPER ABBREVIATION
SmGth

VANGUARD FUND NUMBER
861

CUSIP NUMBER
922908827

TICKER SYMBOL
VISGX

MORE ON THE FUNDS

The following sections discuss other important features of Vanguard U.S. Stock Index Funds.

                                PLAIN TALK ABOUT

                             THE COSTS OF INVESTING


Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in fund expenses can, over time, have a dramatic effect on a fund's performance.

WHY INVEST IN INDEX FUNDS?

Index funds appeal to many investors for a number of reasons:

- Diversification. Index funds generally invest in a diversified mix of companies and industries.

- Relative consistency. Index funds typically match the performance of relevant market benchmarks more closely than comparable actively managed funds do.

- Low cost. Index funds do not have many of the expenses of an actively managed fund--such as research--and keep trading activity, and thus brokerage commissions, to a minimum.

- Low realization of capital gains. Because an index fund typically sells securities only to respond to redemption requests or to adjust the number of shares it holds to reflect a change in its target index, the fund's turnover rate--and thus its realization of taxable capital gains--is usually very low.


INDEXING METHODS

In seeking to track a particular index, a fund generally uses one of two methods to select stocks.

  Some index funds hold each stock found in their target indexes in about the same proportions as represented in the indexes themselves. This is called a "replication" method. For example, if 5% of the S&P 500 Index were made up of the stock of a specific company, a fund tracking that index (such as Vanguard 500 Index Fund) would invest about 5% of its assets in that company. The 500, Mid-Cap, Value, Small-Cap Value, Growth, and Small-Cap Growth Index Funds employ this method of indexing.


  Because it would be very expensive to buy and sell all of the stocks held in certain indexes (the Wilshire 5000 Index, for example, includes more than 7,200 stocks), funds tracking these larger indexes use a "sampling" technique. Using a sophisticated computer program, these funds invest in a representative sample of stocks from their target index that will resemble the full index in terms of industry weightings, market capitalization, price/earnings ratio, dividend yield, and other characteristics. For instance, if 10% of the Wilshire 5000 Index were made up of utility stocks, the Total Stock Market Index Fund would invest about 10% of its assets in some--but not all--of those utility stocks. The particular utility stocks selected by the Fund, as a group, would have investment characteristics similar to those of the utility stocks in the Index. The Total Stock Market, Extended Market, and Small-Cap Index Funds employ this method of indexing.


  The following table shows the number of stocks held by each of the Funds as of December 31, 1998.


-----------------------------------------------------------------------------------------------------
          FUND                     NUMBER OF STOCKS HELD        NUMBER OF STOCKS IN TARGET INDEX
-----------------------------------------------------------------------------------------------------
         Total Stock Market              3,135                                7,234
         500                               513                                  500
         Extended Market                 2,519                                6,746
         Mid-Cap                           402                                  400
         Small-Cap                       1,763                                1,932
         Value                             389                                  500
         Small-Cap Value                   398                                  600
         Growth                            129                                  500
         Small-Cap Growth                  204                                  600
-----------------------------------------------------------------------------------------------------

22

                                PLAIN TALK ABOUT
                          GROWTH FUNDS AND VALUE FUNDS


Growth investing and value investing are two styles employed by stock fund managers. Growth funds generally focus on companies believed to have above-average potential for growth in revenue and earnings. Reflecting the market's high expectations for superior growth, the prices of such stocks are typically above-average in relation to such measures as revenue, earnings, book value, and dividends. Value funds generally emphasize stocks of companies from which the market does not expect strong growth. The prices of value stocks typically are below-average in comparison to such factors as earnings and book value, and these stocks typically pay above-average dividend yields. Growth and value stocks have, in the past, produced similar long-term returns, though each category has periods when it outperforms the other. In general, growth funds appeal to investors who will accept more volatility in hopes of a greater increase in share price. Growth funds also may appeal to investors with taxable accounts who want a higher proportion of returns to come as capital gains (which may be taxed at lower rates than dividend income). Value funds, by contrast, are appropriate for investors who want some dividend income and the potential for capital gains, but are less tolerant of share-price fluctuations.


                                PLAIN TALK ABOUT
                             LARGE-CAP, MID-CAP, AND
                                SMALL-CAP STOCKS

Stocks of publicly traded companies--and mutual funds that hold these stocks--can be classified by the companies' market value, or capitalization. Generally, Vanguard defines large- capitalization (large-cap) funds as those holding stocks of companies whose outstanding shares have a market value exceeding $10 billion. Mid-cap funds hold stocks of companies with a market value between $1 billion and $10 billion. Small-cap funds typically hold stocks of companies with a market value of less than $1 billion.

ADDITIONAL RISK INFORMATION

[FLAG] EACH FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT STOCK PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING STOCK PRICES AND PERIODS OF FALLING STOCK PRICES.

  To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the S&P 500 Index, which--in addition to being the target index for Vanguard 500 Index Fund--is a widely used barometer of stock market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.

----------------------------------------------------------------
                  U.S. STOCK MARKET RETURNS (1926-1998)
----------------------------------------------------------------
              1 YEAR     5 YEARS      10 YEARS     20 YEARS
----------------------------------------------------------------
Best           54.2%       24.1%        19.9%        17.7%
Worst         -43.1       -12.4         -0.8           3.1
Average        13.1        10.7         11.0          11.0
----------------------------------------------------------------

  The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 1998. You can see, for example, that while the average return on stocks for all of the 5-year periods was 10.7%, returns for individual 5-year periods ranged from a -12.4% average (from 1928 through 1932) to 24.1% (from 1994 through
1998). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or any Fund in particular.


  Keep in mind that the S&P 500 Index tracks mainly large-capitalization stocks. Historically, mid- and small-cap stocks (such as those held by the Total Stock Market, Extended Market, Mid-Cap, Small-Cap, Small-Cap Value, and Small- Cap Growth Index Funds) have been more volatile than--and at times have performed quite differently from--the large-cap stocks of the S&P 500 Index.

  Even indexes that are subsets of the S&P 500 Index--such as the S&P 500/BARRA Value Index and the S&P 500/ BARRA Growth Index (the target indexes for the Value and Growth Index Funds)--will not perform in the same way as the broader S&P 500 Index. Historically, stocks of the S&P 500/BARRA Value Index have been less volatile than the stocks found in the broader S&P 500 Index; stocks of the S&P 500/BARRA Growth Index, on the other hand, have displayed somewhat greater short-term volatility than the S&P 500 Index's stocks. However, both value and growth stocks have the potential at times to be more volatile than the broader market.


[FLAG] THE FUNDS ARE ALSO SUBJECT, IN VARYING DEGREES, TO INVESTMENT STYLE RISK, WHICH IS THE POSSIBILITY THAT RETURNS FROM A SPECIFIC TYPE OF STOCK (FOR INSTANCE, SMALL-CAP OR VALUE) WILL TRAIL RETURNS FROM OTHER ASSET CLASSES OR THE OVERALL STOCK MARKET. EACH TYPE OF STOCK TENDS TO GO THROUGH CYCLES OF DOING BETTER--OR WORSE--THAN COMMON STOCKS IN GENERAL. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.


TRANSACTION FEES
Some of Vanguard's index funds charge a transaction fee on purchases of fund shares to offset the higher costs of trading certain securities, particularly small-company stocks. The transaction fee ensures that these higher costs are borne by the investors making the transactions--and not by shareholders already in the fund. All transaction fees are paid directly into the fund itself (unlike the sales charge or load imposed by many fund companies, which ends up in the pocket of the sponsor, adviser, or sales representative). Without transaction fees, some index funds would have trouble tracking their target indexes.


COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Funds have adopted the following policies, among others, designed to discourage short-term trading:


- Each Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds-- that it regards as disruptive to the efficient management of the Fund. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.

- Four of the Funds (Extended Market, Small-Cap, Small-Cap Value, and Small-Cap Growth) charge a transaction fee on purchases.


- There is a limit on the number of times you can exchange into and out of a Fund (see "Exchanges" in the INVESTING WITH VANGUARD section).

- Telephone and online exchanges are not permitted for non-IRA accounts.

  THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST IN THESE FUNDS IF YOU ARE A MARKET-TIMER.


TURNOVER RATE
Generally, a passively managed fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the fund's target index. Turnover rates for large-cap stock index funds tend to be very low because large-cap indexes, such as the S&P 500, typically do not change much from year to year. Turnover rates for mid-cap and small-cap stock index funds tend to be higher (although still relatively low, compared to actively managed stock funds) because the indexes they track are more likely to change as a result of mergers, acquisitions, business failures, or growth of companies than a larger-cap index. The turnover rate of each Fund for each of the last five years (or the life of the Fund, if shorter) is shown in the FINANCIAL HIGHLIGHTS section of this prospectus.

24

                                PLAIN TALK ABOUT
                                  TURNOVER RATE


Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes. The average turnover rate for passively managed domestic equity index funds investing in common stocks is roughly 20%; for all domestic stock funds, the average turnover rate is approximately 85%, according to Morningstar, Inc. (A turnover rate of 100% would occur, for example, if a fund sold and replaced securities valued at 100% of its net assets within a one-year period.)


INVESTMENT POLICIES
Each Fund reserves the right to substitute a different index for the index it currently tracks if the current index is discontinued or for any other reason determined in good faith by the Fund's Board of Trustees. In every such instance, the substitute index will measure the same general market (large-, mid-, or small-cap, growth, or value) as the current index.

  Each Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of holding all, or a representative sample, of the stocks that comprise the index it tracks. It is not expected that any Fund will invest more than 5% of its assets in foreign securities.

  Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Funds generally are managed without regard to tax ramifications.

  To track their target indexes as closely as possible, the Funds attempt to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Funds may invest, to a limited extent, in stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives.


  Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of stock shares at a predetermined price), convertible securities (securities that may be exchanged for another asset), and swap agreements (contracts in which each party agrees to make payments to the other based on the return of a specified index or asset).


  For this reason, the Funds will not use futures, options, warrants, convertible securities, or swap agreements for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The value of all futures contracts in which any Fund acquires an interest cannot exceed 20% of that Fund's total assets.

  The reasons for which a Fund will invest in futures and options are:

- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.

- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

THE FUNDS AND VANGUARD


The Funds are members of The Vanguard Group, a family of more than 35 investment companies with more than 100 distinct investment portfolios holding assets worth more than $470 billion. All of the funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.


  Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.

                                PLAIN TALK ABOUT
                               THE FUNDS' ADVISER


Vanguard Core Management Group provides investment advisory services to many Vanguard funds. As of December 31, 1998, the Group managed more than $146 billion in total assets. The individual responsible for overseeing each Fund's investments is:

  GEORGE U. SAUTER, Managing Director of Vanguard; has worked in investment management since 1985; has managed portfolio investments for Vanguard funds since 1987; A.B., Dartmouth College; M.B.A., University of Chicago.

INVESTMENT ADVISER

Vanguard Core Management Group (the Group), P.O. Box 2600, Valley Forge, PA 19482, provides advisory services on an at-cost basis to the Vanguard U.S. Stock Index Funds. For the fiscal year ended December 31, 1998, the Funds paid advisory fees at an effective annual rate (applied to the average daily net assets of each Fund) of less than 0.01% for the Total Stock Market Index Fund, the 500 Index Fund, the Extended Market Index Fund, the Small-Cap Index Fund, the Value Index Fund, and the Growth Index Fund. As of the date of this prospectus, the Mid-Cap, Small-Cap Value, and Small-Cap Growth Index Funds had not operated for a full fiscal year; if they had, it is estimated that each Fund would have paid advisory fees (applied to average daily net assets) of less than 0.01%.


  The Funds have authorized the Group to choose brokers or dealers to handle the purchase and sale of securities for the Funds, and to get the best available price and most favorable execution from these brokers with respect to all transactions. The Funds may direct the Group to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Funds.

YEAR 2000 CHALLENGE

The common practice in computer programming of using just two digits to identify a year has resulted in the Year 2000 challenge throughout the information technology industry. If unchanged, many computer applications and systems could misinterpret dates occurring after December 31, 1999, leading to errors or failure. Such failure could adversely affect a fund's operations, including pricing, securities trading, and the servicing of shareholder accounts.

  The Vanguard Group is dedicated to providing uninterrupted, high-quality performance from our computer systems before, during, and after 2000. In July 1998, we completed the renovation and initial testing of our internal systems. Vanguard is diligently working with external partners, suppliers, and vendors, including fund managers and other service providers, to assure that the systems with which we interact remain operational at all times.

  In addition to taking every reasonable step to secure our internal systems and external relationships, Vanguard is further developing contingency plans intended to assure that unexpected systems failures will not adversely affect the Funds' operations. Vanguard intends to monitor these processes through the rollover of 1999 into 2000 and to quickly implement alternate solutions if necessary.

  However, despite Vanguard's efforts and contingency plans, noncompliant computer systems could have a material adverse effect on a Fund's business, operations, or financial condition. Additionally, a Fund's performance could be hurt if a computer-system failure at a company or governmental unit affects the price of securities the Fund owns.

26

                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS


As a shareholder, you are entitled to your share of the fund's income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from its holdings and the interest it receives from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term depending on whether the fund held the securities for less than or more than one year.

DIVIDENDS, CAPITAL GAINS, AND TAXES

The Funds distribute to shareholders virtually all of their net income (interest and dividends less expenses) as well as any capital gains realized from the sale of their holdings. Income distributions for the Total Stock Market, 500, Value, and Growth Index Funds generally occur in March, June, September, and December; income distributions for the Extended Market, Mid-Cap, Small-Cap, Small-Cap Value, and Small-Cap Growth Index Funds generally occur in December. Capital gains distributions for all nine Funds generally occur in December. In addition, the Funds may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year.

  Dividend and capital gains distributions of Fund shares that are held as an investment option in an employer-sponsored retirement or savings plan will be reinvested in additional Fund shares and accumulate on a tax-deferred basis. You will not owe taxes on these distributions until you begin withdrawals. You should consult your plan administrator, your plan's Summary Plan Description, or your own tax adviser about the tax consequences of an investment in any of the Funds and of any plan withdrawals.


SHARE PRICE

Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days the Exchange is closed). Net asset value per share is computed by adding up the total value of the Fund's investments and other assets, subtracting any of its liabilities (debts), and then dividing by the number of Fund shares outstanding:

                                    TOTAL ASSETS   -   LIABILITIES
              NET ASSET VALUE =  --------------------------------------------
                                    NUMBER OF SHARES OUTSTANDING

  Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.

  A NOTE ON PRICING: A Fund's investments will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Funds' Board of Trustees.

  Each Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Index Funds." Different newspapers use different abbreviations for each Fund, but the most common are TOTST, 500, EXTND, MIDCP, SMCAP, VALUE, SMVAL, GROWTH, AND SMGTH.

                                PLAIN TALK ABOUT
                           HOW TO READ THE FINANCIAL
                                HIGHLIGHTS TABLE


This explanation uses the Total Stock Market Index Fund as an example. The Fund began fiscal 1998 with a net asset value (price) of $22.64 per share. During the year, the Fund earned $.336 per share from investment income (interest and dividends) and $4.898 per share from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

  Shareholders received $.454 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

  The earnings ($5.234 per share) minus the distributions ($.454 per share) resulted in a share price of $27.42 at the end of the year. This was an increase of $4.78 per share (from $22.64 at the beginning of the year to $27.42 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was 23.26% for the year.

  As of December 31, 1998, the Fund had $9.31 billion in net assets. For the year, its expense ratio was 0.20% ($2.00 per $1,000 of net assets); and its net investment income amounted to 1.44% of its average net assets. It sold and replaced securities valued at 3% of its net assets.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand each Fund's financial performance for the past five years or since inception, and certain information reflects financial results for a single Fund share in each case. The total returns in each table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report-- along with each Fund's financial statements--is included in the Funds' most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

----------------------------------------------------------------------------------------------------------------------
                                                                            VANGUARD TOTAL STOCK MARKET
                                                                                     INDEX FUND
                                                                               YEAR ENDED DECEMBER 31,
                                                        --------------------------------------------------------------
                                                          1998          1997          1996         1995         1994
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                      $22.64        $17.77        $15.04       $11.37       $11.69
----------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                   .336          .319           .29          .29          .27
  Net Realized and Unrealized
   Gain (Loss) on Investments                            4.898         5.143          2.84         3.75         (.29)
                                                        --------------------------------------------------------------
   Total from Investment Operations                      5.234         5.462          3.13         4.04         (.02)
DISTRIBUTIONS
  Dividends from Net Investment Income                   (.329)        (.322)         (.29)        (.28)        (.27)
  Distributions from Realized Capital Gains              (.125)        (.270)         (.11)        (.09)        (.03)
                                                        --------------------------------------------------------------
   Total Distributions                                   (.454)        (.592)         (.40)        (.37)        (.30)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                            $27.42        $22.64        $17.77       $15.04       $11.37
======================================================================================================================

TOTAL RETURN(*)                                          23.26%        30.99%        20.96        35.79%       -0.17%
======================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Year (Millions)                    $9,308        $5,092        $3,531       $1,571       $  786
  Ratio of Total Expenses to
   Average Net Assets                                     0.20%         0.20%         0.22%        0.25%        0.20%
  Ratio of Net Investment Income
   to Average Net Assets                                  1.44%         1.65%         1.86%        2.14%        2.35%
  Turnover Rate                                              3%            2%            3%           3%           2%
======================================================================================================================

(*)Total return figures do not reflect the 0.25% transaction fee on purchases through 1995.


  From time to time, the Vanguard funds advertise yield and total return figures. Yield is a measure of past dividend income. Total return includes both past dividend income (assuming that it has been reinvested) plus realized and unrealized capital appreciation (or depreciation). Neither yield nor total return should be used to predict the future performance of a fund.

28


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                      VANGUARD 500 INDEX FUND
                                                                                       YEAR ENDED DECEMBER 31,
                                                                -------------------------------------------------------------------
                                                                   1998           1997          1996           1995          1994
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                              $ 90.07        $ 69.17        $ 57.60       $ 42.97       $ 43.83
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                            1.33           1.31           1.28          1.22          1.18
  Net Realized and Unrealized Gain (Loss) on Investments          24.30          21.50          11.82         14.76          (.67)
                                                                -------------------------------------------------------------------
    Total from Investment Operations                              25.63          22.81          13.10         15.98           .51
                                                                -------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                            (1.33)         (1.32)         (1.28)        (1.22)        (1.17)
  Distributions from Realized Capital Gains                        (.42)          (.59)          (.25)         (.13)         (.20)
                                                                -------------------------------------------------------------------
    Total Distributions                                           (1.75)         (1.91)         (1.53)        (1.35)        (1.37)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                    $113.95        $ 90.07        $ 69.17       $ 57.60       $ 42.97
===================================================================================================================================

TOTAL RETURN                                                      28.62%         33.19%         22.88%        37.45%         1.18%
===================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Year (Millions)                            $74,229        $49,358        $30,332       $17,372       $ 9,356
  Ratio of Total Expenses to Average Net Assets                    0.18%          0.19%          0.20%         0.20%         0.19%
  Ratio of Net Investment Income to Average Net Assets             1.35%          1.66%          2.04%         2.38%         2.72%
  Turnover Rate(*)                                                    6%             5%             5%            4%            6%
===================================================================================================================================

(*) Turnover rates excluding in-kind redemptions were 3%, 3%, 2%, 2%, and 4%, respectively.

                                                                                 VANGUARD EXTENDED MARKET INDEX FUND
                                                                                       YEAR ENDED DECEMBER 31,
                                                                -------------------------------------------------------------------
                                                                   1998           1997           1996          1995          1994
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                              $ 30.76        $ 26.20        $ 24.07       $ 18.52       $ 19.43
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                            .388           .351            .34           .30           .28
  Net Realized and Unrealized Gain (Loss) on Investments          2.025          6.479           3.85          5.95          (.62)
                                                                -------------------------------------------------------------------
    Total from Investment Operations                              2.413          6.830           4.19          6.25          (.34)
                                                                -------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                            (.373)         (.360)          (.34)         (.30)         (.28)
  Distributions from Realized Capital Gains                      (2.170)        (1.910)         (1.72)         (.40)         (.29)
                                                                -------------------------------------------------------------------
    Total Distributions                                          (2.543)        (2.270)         (2.06)         (.70)         (.57)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                    $ 30.63        $ 30.76        $ 26.20       $ 24.07       $ 18.52
===================================================================================================================================

TOTAL RETURN(*)                                                    8.32%         26.73%         17.65%        33.80%       -1.76%
===================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Year (Millions)                            $ 2,939        $ 2,723        $ 2,099       $ 1,523       $   967
  Ratio of Total Expenses to Average Net Assets                    0.23%          0.23%          0.25%         0.25%         0.20%
  Ratio of Net Investment Income to Average Net Assets             1.21%          1.30%          1.42%         1.51%         1.51%
  Turnover Rate                                                      27%            15%            22%           15%           19%
===================================================================================================================================

(*)Total return figures do not reflect transaction fees on purchases (0.25%
   after October 31, 1997; 0.5% from 1995 through October 31, 1997; 1.0% in 1994).

-------------------------------------------------------------------------------------------------
                                                                     VANGUARD MID-CAP INDEX FUND
                                                                                   APR. 20(*) TO
                                                                                   DEC. 31, 1998
------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                    $10.00
------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                                   .053
  Net Realized and Unrealized Gain (Loss) on Investments                                  .840
                                                                                        ------
   Total from Investment Operations                                                       .893
                                                                                        ------
DISTRIBUTIONS
  Dividends from Net Investment Income                                                   (.053)
  Distributions from Realized Capital Gains                                              (.050)
                                                                                        ------
   Total Distributions                                                                   (.103)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                          $10.79
================================================================================================

TOTAL RETURN(**)                                                                          8.55%
================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                                                  $  206
  Ratio of Total Expenses to Average Net Assets                                           0.25%+
  Ratio of Net Investment Income to Average Net Assets                                    1.19%+
  Turnover Rate                                                                             44%
================================================================================================

(*) Subscription period for the fund was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement begins May 21, 1998.

(**) Total return does not reflect the 0.25% transaction fee on purchases imposed prior to March 1, 1999.

   + Annualized.


----------------------------------------------------------------------------------------------------------------------------------
                                                                             VANGUARD SMALL-CAP INDEX FUND
                                                             YEAR ENDED DECEMBER 31,             FEB. 1(*) TO    OCT. 1, 1993, TO
                                                     1998        1997       1996        1995    DEC. 31, 1994       JAN. 31, 1994
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $ 23.75     $ 20.23     $18.61      $14.99           $16.24              $16.23
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                              .311        .277        .26         .24              .20                 .05
  Net Realized and Unrealized Gain (Loss)
    on Investments                                 (1.007)      4.632       3.07        4.06             (.86)                .96
    Total from Investment Operations                (.696)      4.909       3.33        4.30             (.66)               1.01
DISTRIBUTIONS
  Dividends from Net Investment Income              (.304)      (.274)      (.27)       (.23)            (.22)               (.18)
  Distributions from Realized Capital Gains        (1.550)     (1.115)     (1.44)       (.45)            (.37)               (.82)
    Total Distributions                            (1.854)     (1.389)     (1.71)       (.68)            (.59)              (1.00)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $ 21.20     $ 23.75     $20.23      $18.61           $14.99              $16.24
==================================================================================================================================

TOTAL RETURN(**)                                   -2.61%       24.59%     18.12%      28.74%           -4.00%               6.65%
==================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)            $ 2,768     $ 2,652     $1,713      $  971           $  605              $  533
  Ratio of Total Expenses to Average Net
    Assets                                           0.24%       0.23%      0.25%       0.25%            0.17%+              0.18%+
  Ratio of Net Investment Income to
    Average Net Assets                               1.39%       1.38%      1.51%       1.58%            1.50%+              1.16%+
  Turnover Rate                                        35%         29%        28%         28%              25%                  5%
==================================================================================================================================

 (*) Date of reorganization of Vanguard Small Capitalization Stock Fund into
     Vanguard Small-Cap Index Fund.
(**) Total return figures do not reflect transaction fees on purchases (0.5%
     after 1996, 1.0% from 1993 through 1996).
  +  Annualized.

30


---------------------------------------------------------------------------------------------------------------------------
                                                                                   VANGUARD VALUE INDEX FUND
                                                                                    YEAR ENDED DECEMBER 31,
                                                                 ----------------------------------------------------------
                                                                    1998         1997        1996        1995        1994
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                               $ 20.85       $17.02      $14.79      $11.12     $ 11.74
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                             .366          .38         .37         .41         .38
  Net Realized and Unrealized Gain (Loss) on Investments           2.647         4.57        2.81        3.66        (.46)
                                                                 ----------------------------------------------------------
   Total from Investment Operations                                3.013         4.95        3.18        4.07        (.08)
                                                                 ----------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                             (.363)        (.37)       (.38)       (.40)       (.38)
  Distributions from Realized Capital Gains                        (.990)        (.75)       (.57)         --        (.16)
                                                                 ----------------------------------------------------------
   Total Distributions                                            (1.353)       (1.12)       (.95)       (.40)       (.54)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                     $ 22.51       $20.85      $17.02      $14.79     $ 11.12
===========================================================================================================================

TOTAL RETURN                                                       14.64%       29.77%      21.86%      36.94%     -0.73%
===========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Year (Millions)                             $ 2,421       $1,796      $1,016      $  496     $   297
  Ratio of Total Expenses to Average Net Assets                     0.22%        0.20%       0.20%       0.20%       0.20%
  Ratio of Net Investment Income to Average Net Assets              1.72%        2.05%       2.54%       3.06%       3.37%
  Turnover Rate                                                       33%          25%         29%         27%         32%
===========================================================================================================================


----------------------------------------------------------------------------------------------------------
                                                                      VANGUARD SMALL-CAP VALUE INDEX FUND
                                                                                            APR. 20(*) TO
                                                                                            DEC. 31, 1998
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                             $  10.00
----------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                                              .045
  Net Realized and Unrealized Gain (Loss) on Investments                                           (1.250)
                                                                                                 --------
   Total from Investment Operations                                                                (1.205)
DISTRIBUTIONS
  Dividends from Net Investment Income                                                              (.055)
  Distributions from Realized Capital Gains                                                            --
                                                                                                 --------
   Total Distributions                                                                              (.055)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                   $   8.74
==========================================================================================================

TOTAL RETURN(**)                                                                                   -12.47%
==========================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                                                           $    113
  Ratio of Total Expenses to Average Net Assets                                                      0.25%+
  Ratio of Net Investment Income to Average Net Assets                                               1.13%+
  Turnover Rate                                                                                        53%
==========================================================================================================

  (*) Subscription period for the fund was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement begins May 21, 1998.
 (**) Total return does not reflect the 1.0% transaction fee on purchases imposed prior to March 1, 1999.
   +  Annualized.

-------------------------------------------------------------------------------------------------------------------
                                                                              VANGUARD GROWTH INDEX FUND
                                                                                YEAR ENDED DECEMBER 31,
                                                             ------------------------------------------------------
                                                               1998         1997        1996       1995       1994
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                           $22.53       $16.90      $13.97     $10.28     $10.20
-------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                        .230          .23         .22        .21        .21
  Net Realized and Unrealized Gain (Loss) on Investments      9.244         5.88        3.07       3.68        .08
                                                             ------------------------------------------------------
    Total from Investment Operations                          9.474         6.11        3.29       3.89        .29
                                                             ------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                        (.219)        (.23)       (.22)      (.20)      (.21)
  Distributions from Realized Capital Gains                   (.115)        (.25)       (.14)        --         --
                                                             ------------------------------------------------------
    Total Distributions                                       (.334)        (.48)       (.36)      (.20)      (.21)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                 $31.67       $22.53      $16.90     $13.97     $10.28
===================================================================================================================

TOTAL RETURN                                                  42.21%       36.34%      23.74%     38.06%      2.89%
===================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Year (Millions)                         $6,644       $2,365      $  787     $  271     $   86
  Ratio of Total Expenses to Average Net Assets                0.22%        0.20%       0.20%      0.20%      0.20%
  Ratio of Net Investment Income to Average Net Assets         0.92%        1.19%       1.57%      1.71%      2.08%
  Turnover Rate                                                  29%          26%         29%        24%        28%
===================================================================================================================



                                                                           VANGUARD SMALL-CAP GROWTH INDEX FUND
                                                                                                  APR. 20(*) TO
                                                                                                  DEC. 31, 1998
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                     $10.00
-----------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                                                     .03
  Net Realized and Unrealized Gain (Loss) on Investments                                                   (.47)
                                                                                                         ------
    Total from Investment Operations                                                                       (.44)
                                                                                                         ------
DISTRIBUTIONS
  Dividends from Net Investment Income                                                                     (.03)
  Distributions from Realized Capital Gains                                                                  --
                                                                                                         ------
    Total Distributions                                                                                    (.03)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                           $ 9.53
=================================================================================================================

TOTAL RETURN(**)                                                                                          -4.77%
=================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                                                                   $   90
  Ratio of Total Expenses to Average Net Assets                                                            0.25%+
  Ratio of Net Investment Income to Average Net Assets                                                     0.63%+
  Turnover Rate                                                                                              77%
=================================================================================================================

 (*) Subscription period for the fund was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement begins May 21, 1998.
(**) Total return does not reflect the 1.0% transaction fee on purchases imposed prior to March 1, 1999.
  +  Annualized.




"Standard & Poor's((R))," "S&P((R))," "S&P 500((R))," "Standard & Poor's 500,"
"500," "S&P MidCap 400," and "S&P SmallCap 600" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by Vanguard U.S. Stock Index Funds and The Vanguard Group. These mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Funds. "Wilshire 4500" and "Wilshire 5000" are registered trademarks of Wilshire Associates. Frank Russell Company is the owner of the trademarks and copyrights relating to the Russell Indexes.

32

INVESTING WITH VANGUARD
One or more of the Funds is an investment option in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect a Fund as an investment option.

- If you have any questions about a Fund or Vanguard, including the Fund's investment objective, strategies, or risks, contact Vanguard's Participant Services Center, toll-free, at 1-800-523-1188.

- If you have questions about your account, contact your plan administrator or the organization that provides record-keeping services for your plan.

INVESTMENT OPTIONS AND ALLOCATIONS
Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.

TRANSACTIONS
Contributions, exchanges, or redemptions of a Fund's shares are processed as soon as they have been received by Vanguard in good order. Good order means that your request includes complete information on your contribution, exchange, or redemption, and that Vanguard has received the appropriate assets.


  In all cases, your transaction will be based on a Fund's next-determined net asset value after Vanguard receives your request (or, in the case of new contributions, the next-determined net asset value after Vanguard receives the order from your plan administrator). As long as this request is received before the close of trading on the New York Stock Exchange, generally 4 p.m. Eastern time, you will receive that day's net asset value.


EXCHANGES
The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange or reject any exchange, at any time, without notice. Because excessive exchanges can potentially disrupt the management of a Fund and increase its transaction costs, Vanguard limits participant exchange activity to no more than FOUR SUBSTANTIVE "ROUND TRIPS" THROUGH THE FUND (at least 90 days apart) during any 12-month period. A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.

  Before making an exchange to or from another fund available in your plan, consider the following:

- Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.

- Make sure to read that fund's prospectus. Contact Participant Services, toll-free, at 1-800-523-1188 for a copy.

- Vanguard can accept exchanges only as permitted by your plan. Contact your plan administrator for details on the exchange policies that apply to your plan.

ACCESSING FUND INFORMATION BY COMPUTER

VANGUARD ON THE WORLD WIDE WEB www.vanguard.com
Use your personal computer to visit Vanguard's education-oriented website, which provides timely news and information about Vanguard funds and services; an online "university" that offers a variety of mutual fund classes; and easy-to-use, interactive tools to help you create your own investment and retirement strategies.

GLOSSARY OF INVESTMENT TERMS

ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that the fund has sold at a profit, minus any realized losses.

CASH RESERVES
Cash deposits, short-term bank deposits, and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

DOLLAR-COST AVERAGING
Investing equal amounts of money at regular intervals on an ongoing basis. This technique ensures that an investor buys fewer shares when prices are high and more shares when prices are low.


EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.


INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INVESTMENT ADVISER
An organization that makes the day-to-day decisions regarding a fund's investments.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index. Also known as indexing.

PRINCIPAL
The amount of your own money you put into an investment.

SECURITIES
Stocks, bonds, money market instruments, and other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[THE VANGUARD GROUP LOGO]
Institutional Division
Post Office Box 2900
Valley Forge, PA 19482-2900

FOR MORE INFORMATION
If you'd like more information about Vanguard U.S. Stock Index Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS
Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In these reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about the Funds.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Funds or other Vanguard funds, please contact us as follows:

THE VANGUARD GROUP
PARTICIPANT SERVICES CENTER
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-523-1188

TEXT TELEPHONE:
1-800-523-8004

WORLD WIDE WEB:
WWW.VANGUARD.COM

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can review and copy information about the Funds (including the SAI) at the SEC's Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-800-SEC-0330. Reports and other information about the Funds are also available on the SEC's website (www.sec.gov), or you can receive copies of this information, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-6009.

Funds' Investment Company Act file number: 811-2652

(C) 1999 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

I040N-04/30/1999

VANGUARD INSTITUTIONAL INDEX FUND                                    Prospectus
VANGUARD U.S. STOCK INDEX FUNDS                                  April 30, 1999


--------------------------------------------------------------------------------
    CONTENTS
--------------------------------------------------------------------------------
 1     FUND PROFILES

 1     Vanguard Institutional Index Fund
       Institutional and Institutional Plus Shares

 4     Vanguard Total Stock Market
       Index Fund Institutional Shares

 6     Vanguard Extended Market
       Index Fund Institutional Shares
 8     Vanguard Mid-Cap Index Fund Institutional Shares

10     Vanguard Small-Cap Index Fund
       Institutional Shares

12     Vanguard Value Index Fund Institutional Shares

14     Vanguard Small-Cap Value Index Fund
       Institutional Shares

16     Vanguard Growth Index Fund Institutional Shares

18     Vanguard Small-Cap Growth
       Index Fund Institutional Shares

20     More on the Funds

23     The Funds and Vanguard

23     Investment Adviser

24     Year 2000 Challenge

24     Dividends, Capital Gains, and Taxes

25     Share Price

26     Financial Highlights

31     Investing with Vanguard

31     Services and Account Features

31     Types of Accounts

32     Buying Shares

34     Redeeming Shares

36     Transferring Registration

36     Fund and Account Updates

37     Mandatory Conversion to Institutional or
       Investor Shares

       Glossary (inside back cover)



--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the objective, risks, and strategies of certain Vanguard index funds. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk((R))" explanations along the way. Reading the prospectus will help you to decide which Funds, if any, are the right investments for you. We suggest that you keep it for future reference.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER CLASSES OF SHARES AND OTHER PROSPECTUSES

Vanguard currently offers nine U.S. stock index funds. Each of these funds, other than Vanguard 500 Index Fund, issues two classes of shares: Institutional Shares and Investor Shares. Institutional Shares are intended for persons that are investing at least $10 million and that generally do not require special employee benefit services. For those wishing to invest at least $10 million in an S&P 500 index fund and who generally do not require special employee benefit services, Vanguard offers the Vanguard Institutional Index Fund. This Fund issues Institutional Shares for those investing less than $200 million, and Institutional Plus Shares for those investing $200 million or more.

   This prospectus describes the Institutional Shares offered by each of the Vanguard U.S. Stock Index Funds (other than Vanguard 500 Index Fund, which does not offer Institutional Shares) and the Institutional Shares and Institutional Plus Shares offered by Vanguard Institutional Index Fund. If you are interested in purchasing Investor Shares, please call Vanguard at 1-800-662-7447 (or 1-800-523-1036 if you will be purchasing through an employer-sponsored retirement plan).


   Note that the Funds' separate share classes have different expenses; as a result, their investment performances will vary.

--------------------------------------------------------------------------------

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND PROFILE--VANGUARD INSTITUTIONAL INDEX FUND
INSTITUTIONAL AND INSTITUTIONAL PLUS SHARES

The following profile summarizes key features of Vanguard Institutional Index Fund Institutional and Institutional Plus Shares.

INVESTMENT OBJECTIVE

The Fund seeks to match the performance of a benchmark index that measures the investment return of large-capitalization stocks.

INVESTMENT STRATEGIES

The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's 500 Composite Stock Price Index, which is dominated by the stocks of large U.S. companies.

PRIMARY RISKS

- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

- The Fund is also subject to investment style risk, which is the chance that returns from large-capitalization stocks will trail returns from other asset classes or the overall stock market. Large-capitalization stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the performance of the Fund's Institutional Shares in each calendar year since the Fund's inception. (Performance information for the Institutional Plus Shares would have been substantially similar because both classes of shares are invested in the same portfolio securities; their returns differ only to the extent of the differences between the expenses of the two classes.) The table shows how the Fund's average annual returns for one and five calendar years and since inception (for Institutional Shares) and for one calendar year and since inception (for Institutional Plus Shares) compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.




--------------------------------------------------------------------------------
                              ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                                  [BAR CHART]

                       1991..................    30.3%
                       1992..................     7.5%
                       1993..................    10.0%
                       1994..................     1.3%
                       1995..................    37.6%
                       1996..................    23.1%
                       1997..................    33.4%
                       1998..................    28.8%


      During the period shown in the bar chart, the highest return for a calendar quarter was 21.4% (quarter ended December 31, 1998) and the lowest return for a quarter was -9.9% (quarter ended September 30, 1998).

2



Fund Profile--Vanguard Institutional Index Fund Institutional and Institutional Plus Shares (continued)

      ------------------------------------------------------------------------------------------
               AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1998
      ------------------------------------------------------------------------------------------
                                                       1 YEAR     5 YEARS     SINCE INCEPTION*
      ------------------------------------------------------------------------------------------
      Vanguard Institutional Index Fund
          Institutional Shares                         28.79%      24.13%          18.86%
      S&P 500 Index                                    28.58       24.06           18.86
      ------------------------------------------------------------------------------------------
      *July 31, 1990.
      ------------------------------------------------------------------------------------------


      ------------------------------------------------------------------------------------------
                       AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1998
      ------------------------------------------------------------------------------------------
                                                                  1 YEAR     SINCE INCEPTION*
      ------------------------------------------------------------------------------------------
      Vanguard Institutional Index Fund
          Institutional Plus Shares                               28.83%          24.36%
      S&P 500 Index                                               28.58           24.17
      ------------------------------------------------------------------------------------------
      *July 7, 1997.
      ------------------------------------------------------------------------------------------



FEES AND EXPENSES

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1998.

        SHAREHOLDER FEES* (fees paid directly from your investment)
        Sales Charge (Load) Imposed on Purchases:                                  None
        Transaction Fees on Purchases:                                             None**
        Sales Charge (Load) Imposed on Reinvested Dividends:                       None
        Redemption Fees:                                                           None
        Exchange Fees:                                                             None


        INSTITUTIONAL SHARES
        ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
        Management Expenses:                                                       0.06%
        12b-1 Distribution Fees:                                                   None
        Other Expenses:                                                               0%
          TOTAL ANNUAL FUND OPERATING EXPENSES:                                    0.06%

        INSTITUTIONAL PLUS SHARES
        ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
        Management Expenses:                                                       0.025%
        12b-1 Distribution Fees:                                                   None
        Other Expenses:                                                               0%
          TOTAL ANNUAL FUND OPERATING EXPENSES:                                    0.025%


*   Applies to both Institutional and Institutional Plus Shares.

** The Fund reserves the right to deduct a transaction fee, ranging from 0.07% to 0.12%, from purchases of shares.

      The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.


      ----------------------------------------------------------------------------------------
                                        1 YEAR         3 YEARS        5 YEARS        10 YEARS
      ----------------------------------------------------------------------------------------
      Institutional Shares                $6             $19            $34             $77
      Institutional Plus Shares            3               8             14              32
      ----------------------------------------------------------------------------------------



      THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION--INSTITUTIONAL SHARES

DIVIDENDS AND CAPITAL GAINS


Dividends are distributed quarterly in March, June, September, and December; capital gains, if any, are distributed annually in December


INVESTMENT ADVISER
Vanguard Core Management Group, Valley Forge, Pa., since inception

INCEPTION DATE
July 31, 1990


NET ASSETS AS OF DECEMBER 31, 1998
$22.34 billion


NEWSPAPER ABBREVIATION
InstIdx

VANGUARD FUND NUMBER
094

CUSIP NUMBER
922040100

TICKER SYMBOL
VINIX
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION--INSTITUTIONAL PLUS SHARES


DIVIDENDS AND CAPITAL GAINS
Dividends are distributed quarterly in March, June, September, and December; capital gains, if any, are distributed annually in December


INVESTMENT ADVISER
Vanguard Core Management Group, Valley Forge, Pa., since inception

INCEPTION DATE
July 7, 1997


NET ASSETS AS OF DECEMBER 31, 1998
$4.95 billion


NEWSPAPER ABBREVIATION
InstPlus

VANGUARD FUND NUMBER
854

CUSIP NUMBER
922040209

TICKER SYMBOL
VIIIX
--------------------------------------------------------------------------------

4


FUND PROFILE--VANGUARD TOTAL STOCK MARKET INDEX FUND
INSTITUTIONAL SHARES

The following profile summarizes key features of Vanguard Total Stock Market Index Fund Institutional Shares.

INVESTMENT OBJECTIVE

The Fund seeks to match the performance of a benchmark index that measures the investment return of the overall stock market.

INVESTMENT STRATEGIES


The Fund employs a passive management strategy designed to track the performance of the Wilshire 5000 Equity Index, which consists of all the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market. The Fund invests in selected stocks that comprise the Index.


PRIMARY RISK

THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

PERFORMANCE/RISK INFORMATION


The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in the one full calendar year since inception of the Institutional class of shares. The table shows how the Fund's average annual returns for one calendar year and since inception compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


      -------------------------------------------------------------------------
                               Annual Total Return
      -------------------------------------------------------------------------

                                  [BAR CHART]

                           1998...............  23.4%


      -------------------------------------------------------------------------

      During the period shown in the bar chart, the highest return for a calendar quarter was 21.6% (quarter ended December 31, 1998) and the lowest return for a quarter was -12.1% (quarter ended September 30, 1998).

      ------------------------------------------------------------------------------------------------
                       AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1998
      ------------------------------------------------------------------------------------------------
                                                                          1 YEAR     SINCE INCEPTION*
      -------------------------------------------------------------------------------------------------
      Vanguard Total Stock Market Index Fund Institutional Shares         23.37%          21.77%
      Wilshire 5000 Index                                                 23.39           21.97
      -------------------------------------------------------------------------------------------------
      *July 7, 1997.
      -------------------------------------------------------------------------------------------------

FEES AND EXPENSES

The following table describes the fees and expenses you would pay if you buy and hold Institutional Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1998.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                                    None
      Transaction Fees on Purchases:                                               None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                         None
      Redemption Fees:                                                             None
      Exchange Fees:                                                               None


      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                                         0.08%
      12b-1 Distribution Fees:                                                     None
      Other Expenses:                                                              0.02%
        TOTAL ANNUAL FUND OPERATING EXPENSES:                                      0.10%


* The Fund reserves the right to deduct a transaction fee, ranging from 0.07% to 0.12%, from purchases of shares.


      The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.


      ----------------------------------------------------------------------------------------
                                        1 YEAR         3 YEARS        5 YEARS        10 YEARS
      ----------------------------------------------------------------------------------------
                                          $10             $32           $56            $128
      ----------------------------------------------------------------------------------------



      THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION--INSTITUTIONAL SHARES

DIVIDENDS AND CAPITAL GAINS


Dividends are distributed quarterly in March, June, September, and December; capital gains, if any, are distributed annually in December


INVESTMENT ADVISER
Vanguard Core Management Group, Valley Forge, Pa., since inception

INCEPTION DATE
July 7, 1997


NET ASSETS AS OF DECEMBER 31, 1998
$2.45 billion (for Institutional Shares)


NEWSPAPER ABBREVIATION
TotStIst

VANGUARD FUND NUMBER
855

CUSIP NUMBER
922908801

TICKER SYMBOL
VITSX
--------------------------------------------------------------------------------

6


FUND PROFILE--VANGUARD EXTENDED MARKET INDEX FUND
INSTITUTIONAL SHARES

The following profile summarizes key features of Vanguard Extended Market Index Fund Institutional Shares.

INVESTMENT OBJECTIVE

The Fund seeks to match the performance of a benchmark index that measures the investment return of mid- and small-capitalization stocks.

INVESTMENT STRATEGIES


The Fund employs a passive management strategy designed to track the performance of the Wilshire 4500 Equity Index, a broadly diversified index of stocks of medium-size and small U.S. companies. The Wilshire 4500 Index contains all of the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market, except those stocks included in the S&P 500 Index. The Fund invests in selected stocks that comprise the Index.


PRIMARY RISKS

- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.


- The Fund is also subject to investment style risk, which is the chance that returns from mid- or small-capitalization stocks will trail returns from other asset classes or the overall stock market. Small- and mid-cap stocks historically have been more volatile in price than the large-cap stocks that dominate the S&P 500 Index, and perform differently than the overall stock market.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in the one full calendar year since inception of the Institutional class of shares. The table shows how the Fund's average annual returns for one calendar year and since inception compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


      -------------------------------------------------------------------------
                             ANNUAL TOTAL RETURN
      -------------------------------------------------------------------------

                                  [BAR CHART]

                          1998..................  8.5%

      -------------------------------------------------------------------------
      Return figures do not reflect the transaction fee of 0.25% on purchases.
      -------------------------------------------------------------------------


      During the period shown in the bar chart, the highest return for a calendar quarter was 22.2% (quarter ended December 31, 1998) and the lowest return for a quarter was -18.7% (quarter ended September 30, 1998).

      ------------------------------------------------------------------------------------------------
                       AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1998
      ------------------------------------------------------------------------------------------------
                                                                          1 YEAR     SINCE INCEPTION*
      -------------------------------------------------------------------------------------------------
      Vanguard Extended Market Index Fund Institutional Shares**            8.18%         13.68%
      Wilshire 4500 Index                                                   8.63          14.15
      -------------------------------------------------------------------------------------------------
      *July 7, 1997.
      **Return figures reflect the transaction fee of 0.25% on purchases.
      -------------------------------------------------------------------------------------------------


FEES AND EXPENSES

The following table describes the fees and expenses you would pay if you buy and hold Institutional Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1998.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                                    None
      Transaction Fees on Purchases:                                               0.25%*
      Sales Charge (Load) Imposed on Reinvested Dividends:                         None
      Redemption Fees:                                                             None
      Exchange Fees:                                                               None


      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                                         0.07%
      12b-1 Distribution Fees:                                                     None
      Other Expenses:                                                              0.03%
        TOTAL ANNUAL FUND OPERATING EXPENSES:                                      0.10%



* The transaction fee is deducted from all purchases (including exchanges from other Vanguard funds), but not from reinvested dividends or capital gains.

      The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.


      ----------------------------------------------------------------------------------------
                                        1 YEAR         3 YEARS        5 YEARS        10 YEARS
      ----------------------------------------------------------------------------------------
                                          $35            $57            $81             $153
      ----------------------------------------------------------------------------------------



      THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION--INSTITUTIONAL SHARES


DIVIDENDS AND CAPITAL GAINS
Distributed annually in December


INVESTMENT ADVISER
Vanguard Core Management Group, Valley Forge, Pa., since inception

INCEPTION DATE
July 7, 1997


NET ASSETS AS OF DECEMBER 31, 1998
$456 million (for Institutional Shares)


NEWSPAPER ABBREVIATION
ExtndIst

VANGUARD FUND NUMBER
856

CUSIP NUMBER
922908884

TICKER SYMBOL
VIEIX
--------------------------------------------------------------------------------

8


FUND PROFILE--VANGUARD MID-CAP INDEX FUND INSTITUTIONAL SHARES

The following profile summarizes key features of Vanguard Mid-Cap Index Fund Institutional Shares.

INVESTMENT OBJECTIVE

The Fund seeks to match the performance of a benchmark index that measures the investment return of mid-capitalization stocks.

INVESTMENT STRATEGIES


The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's MidCap 400 Index, which is made up of a group of medium-size U.S. companies. The Fund invests in the stocks that comprise the Index.


PRIMARY RISKS

- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.


- The Fund is also subject to investment style risk, which is the chance that returns from mid-capitalization stocks will trail returns from other asset classes or the overall stock market. Mid-cap stocks historically have been more volatile in price than the large-cap stocks that dominate the S&P 500 Index, and perform differently than the overall stock market.


PERFORMANCE/RISK INFORMATION

Calendar-year performance information (which helps an investor assess a fund's risk by showing the volatility of the fund's returns) is not yet available, because the Fund was not in operation for a full calendar year as of the date of this prospectus.

FEES AND EXPENSES

The following table describes the fees you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are estimates based upon the expenses incurred in the partial fiscal year ended December 31, 1998.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                                     None
      Transaction Fees on Purchases:                                                None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                          None
      Redemption Fees:                                                              None
      Exchange Fees:                                                                None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                                          0.09%
      12b-1 Distribution Fees:                                                      None
      Other Expenses:                                                               0.03%
        TOTAL ANNUAL FUND OPERATING EXPENSES:                                       0.12%

* The Fund reserves the right to deduct a transaction fee, ranging from 0.07% to 0.12%, from purchases of shares.

      The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.


      ----------------------------------------------------------------------------------------
                                        1 YEAR         3 YEARS        5 YEARS        10 YEARS
      ----------------------------------------------------------------------------------------
                                          $12             $39           $68             $154
      ----------------------------------------------------------------------------------------



  THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION--INSTITUTIONAL SHARES


DIVIDENDS AND CAPITAL GAINS
Distributed annually in December


INVESTMENT ADVISER
Vanguard Core Management Group, Valley Forge, Pa., since inception

INCEPTION DATE
May 21, 1998


NET ASSETS AS OF DECEMBER 31, 1998
$39 million (for Institutional Shares)


NEWSPAPER ABBREVIATION
MidCpIst

VANGUARD FUND NUMBER
864

CUSIP NUMBER
922908835

TICKER SYMBOL
VMCIX
--------------------------------------------------------------------------------

10


FUND PROFILE--VANGUARD SMALL-CAP INDEX FUND
INSTITUTIONAL SHARES

The following profile summarizes key features of Vanguard Small-Cap Index Fund Institutional Shares.

INVESTMENT OBJECTIVE

The Fund seeks to match the performance of a benchmark index that measures the investment return of small-capitalization stocks.

INVESTMENT STRATEGIES


The Fund employs a passive management strategy designed to track the performance of the Russell 2000 Index, which is made up of the stocks of smaller U.S. companies. The Russell 2000 Index is comprised of the 2,000 smallest companies out of the 3,000 largest U.S. companies. The Fund invests in selected stocks that comprise the Index.


PRIMARY RISKS

- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.


- The Fund is also subject to investment style risk, which is the chance that returns from small-capitalization stocks will trail returns from other asset classes or the overall stock market. Small-cap stocks historically have been more volatile in price than the large-cap stocks that dominate the S&P 500 Index, and perform differently than the overall stock market.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in the one full calendar year since inception of the Institutional class of shares. The table shows how the Fund's average annual returns for one calendar year and since inception compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.



      -------------------------------------------------------------------------
                             ANNUAL TOTAL RETURN
      -------------------------------------------------------------------------

                                  [BAR CHART]


                        1998....................  -2.5%


      -------------------------------------------------------------------------
      Return figures do not reflect the transaction fee of 0.50% on purchases.
      -------------------------------------------------------------------------


      During the period shown in the bar chart, the highest return for a calendar quarter was 16.6% (quarter ended December 31, 1998) and the lowest return for a quarter was -20.1% (quarter ended September 30, 1998).

      ------------------------------------------------------------------------------------------------
                       AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1998
      ------------------------------------------------------------------------------------------------
                                                                          1 YEAR     SINCE INCEPTION*
      -------------------------------------------------------------------------------------------------
      Vanguard Small-Cap Index Fund Institutional Shares**                -2.99%            5.38%
      Russell 2000 Index                                                  -2.55             5.51
      -------------------------------------------------------------------------------------------------
      * July 7, 1997.
      **Return figures reflect the transaction fee of 0.50% on purchases.
      -------------------------------------------------------------------------------------------------


FEES AND EXPENSES

The following table describes the fees and expenses you would pay if you buy and hold Institutional Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1998.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                                     None
      Transaction Fees on Purchases:                                                0.50%*
      Sales Charge (Load) Imposed on Reinvested Dividends:                          None
      Redemption Fees:                                                              None
      Exchange Fees:                                                                None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                                          0.10%
      12b-1 Distribution Fees:                                                      None
      Other Expenses:                                                               0.02%
        TOTAL ANNUAL FUND OPERATING EXPENSES:                                       0.12%



* The transaction fee is deducted from all purchases (including exchanges from other Vanguard funds), but not from reinvested dividends or capital gains.

  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.


      ----------------------------------------------------------------------------------------
                                        1 YEAR         3 YEARS        5 YEARS        10 YEARS
      ----------------------------------------------------------------------------------------
                                          $62            $89            $117           $203
      ----------------------------------------------------------------------------------------


      THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION


DIVIDENDS AND CAPITAL GAINS
Distributed annually in December


INVESTMENT ADVISER
Vanguard Core Management Group, Valley Forge, Pa., since inception

INCEPTION DATE
July 7, 1997


NET ASSETS AS OF DECEMBER 31, 1998
$264 million (for Institutional Shares)


NEWSPAPER ABBREVIATION
SmCapIst

VANGUARD FUND NUMBER
857

CUSIP NUMBER
922908876

TICKER SYMBOL
VITSX
--------------------------------------------------------------------------------

12


FUND PROFILE--VANGUARD VALUE INDEX FUND INSTITUTIONAL SHARES

The following profile summarizes key features of Vanguard Value Index Fund Institutional Shares.

INVESTMENT OBJECTIVE

The Fund seeks to match the performance of a benchmark index that measures the investment return of large-capitalization value stocks.

INVESTMENT STRATEGIES


The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's 500/BARRA Value Index, which includes those stocks of the S&P 500 Index with lower than average price/book ratios.
The Fund invests in the stocks that comprise the Index.


PRIMARY RISKS

- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.


- The Fund is also subject to investment style risk, which is the chance that returns from large-capitalization value stocks will trail returns from other asset classes or the overall stock market. Value stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.


PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. Because calendar-year performance information for the Fund's Institutional Shares is not yet available, the information presented in the bar chart and table reflects the performance of the Fund's Investor Shares (which are offered through a separate prospectus). Performance information for the Institutional Shares would have been substantially similar because both classes of shares are invested in the same portfolio of securities; their returns differ only to the extent of the difference between the expenses of the two classes.


      The bar chart shows the performance of the Fund's Investor Shares in each calendar year since inception. The table shows how the average annual returns for one and five calendar years and since inception for the Fund's Investor Shares compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.




      -------------------------------------------------------------------------
                              ANNUAL TOTAL RETURNS
      -------------------------------------------------------------------------

                                  [BAR CHART]


                         1993..................  18.3%
                         1994..................  -0.7%
                         1995..................  36.9%
                         1996..................  21.9%
                         1997..................  29.8%
                         1998..................  14.6%


      -------------------------------------------------------------------------


      During the period shown in the bar chart, the highest return for a calendar quarter was 17.5% (quarter ended December 31, 1998) and the lowest return for a quarter was -13.0% (quarter ended September 30, 1998).

      ------------------------------------------------------------------------------------------
               AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1998
      ------------------------------------------------------------------------------------------
                                                       1 YEAR     5 YEARS     SINCE INCEPTION*
      ------------------------------------------------------------------------------------------
      Vanguard Value Index Fund                         14.64%      19.77%          19.68%
      S&P 500/BARRA Value Index                         14.67       19.88           19.82
      ------------------------------------------------------------------------------------------
      *November 2, 1992.
      ------------------------------------------------------------------------------------------


FEES AND EXPENSES

The following table describes the fees and expenses you would pay if you buy and hold Institutional Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are estimates based upon the expenses incurred in the partial fiscal year ended December 31, 1998.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                                    None
      Transaction Fees on Purchases:                                               None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                         None
      Redemption Fees:                                                             None
      Exchange Fees:                                                               None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                                         0.08%
      12b-1 Distribution Fees:                                                     None
      Other Expenses:                                                              0.04%
        TOTAL ANNUAL FUND OPERATING EXPENSES:                                      0.12%

* The Fund reserves the right to deduct a transaction fee, ranging from 0.07% to 0.12%, from purchases of shares.


      The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.


      ----------------------------------------------------------------------------------------
                                        1 YEAR         3 YEARS        5 YEARS        10 YEARS
      ----------------------------------------------------------------------------------------
                                          $12            $39            $68             $154
      ----------------------------------------------------------------------------------------



      THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION


DIVIDENDS AND CAPITAL GAINS
Dividends are distributed quarterly in March, June, September, and December; capital gains, if any, are distributed annually in December


INVESTMENT ADVISER
Vanguard Core Management Group, Valley Forge, Pa., since inception

INCEPTION DATE
July 2, 1998


NET ASSETS AS OF DECEMBER 31, 1998
$186 million (for Institutional Shares)


NEWSPAPER ABBREVIATION
ValueIst

VANGUARD FUND NUMBER
867

CUSIP NUMBER
922908850


TICKER SYMBOL
VIVIX

--------------------------------------------------------------------------------

14

FUND PROFILE--VANGUARD SMALL-CAP VALUE INDEX FUND
INSTITUTIONAL SHARES

The following profile summarizes key features of Vanguard Small-Cap Value Index Fund Institutional Shares.

INVESTMENT OBJECTIVE

The Fund seeks to match the performance of a benchmark index that measures the investment return of small-capitalization value stocks.

INVESTMENT STRATEGIES


The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's SmallCap 600/BARRA Value Index, which includes those stocks of the S&P SmallCap 600 Index with lower than average price/book ratios. The Fund invests in the stocks that comprise the Index.


PRIMARY RISKS

- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.


- The Fund is also subject to investment style risk, which is the chance that returns from small-capitalization value stocks will trail returns from other asset classes or the overall stock market. Value stocks tend to go through cycles of doing better--or worse--than the stock market in general. In addition, small-cap stocks historically have been more volatile in price than the large-cap stocks that dominate the S&P 500 Index, and perform differently than the overall stock market.


PERFORMANCE/RISK INFORMATION

Calendar-year performance information (which helps an investor assess a fund's risk by showing the volatility of the fund's returns) is not yet available, because the Fund was not in operation for a full calendar year as of the date of this prospectus.


FEES AND EXPENSES

The following table describes the fees you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are estimates.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                                    None
      Transaction Fees on Purchases:                                               0.50%*
      Sales Charge (Load) Imposed on Reinvested Dividends:                         None
      Redemption Fees:                                                             None
      Exchange Fees:                                                               None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                                         0.09%
      12b-1 Distribution Fees:                                                     None
      Other Expenses:                                                              0.03%
        TOTAL ANNUAL FUND OPERATING EXPENSES:                                      0.12%



* The transaction fee is deducted from all purchases (including exchanges from other Vanguard funds), but not from reinvested dividends or capital gains.

      The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.


      ----------------------------------------------------------------------------------------
                                        1 YEAR         3 YEARS        5 YEARS        10 YEARS
      ----------------------------------------------------------------------------------------
                                          $62             $89           $117            $203
      ----------------------------------------------------------------------------------------


      THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST (OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.)


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION


DIVIDENDS AND CAPITAL GAINS
Distributed annually in December


INVESTMENT ADVISER
Vanguard Core Management Group, Valley Forge, Pa., since inception

INCEPTION DATE
May 21, 1998




NEWSPAPER ABBREVIATION
SmValIst

VANGUARD FUND NUMBER
865

CUSIP NUMBER
922908785



--------------------------------------------------------------------------------

16

FUND PROFILE--VANGUARD GROWTH INDEX FUND INSTITUTIONAL SHARES

The following profile summarizes key features of Vanguard Growth Index Fund Institutional Shares.

INVESTMENT OBJECTIVE

The Fund seeks to match the performance of a benchmark index that measures the investment return of large-capitalization growth stocks.

INVESTMENT STRATEGIES


The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's 500/BARRA Growth Index, which includes those stocks of the S&P 500 Index with higher than average price/book ratios.
The Fund invests in the stocks that comprise the Index.


PRIMARY RISKS

- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.


- The Fund is also subject to investment style risk, which is the chance that returns from large-capitalization growth stocks will trail returns from other asset classes or the overall stock market. Growth stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. Because calendar-year performance information for the Fund's Institutional Shares is not yet available, the information presented in the bar chart and table reflects the performance of the Fund's Investor Shares (which are offered through a separate prospectus). Performance information for the Institutional Shares would have been substantially similar because both classes of shares are invested in the same portfolio of securities; their returns differ only to the extent of the difference between the expenses of the two classes.

      The bar chart shows the performance of the Fund's Investor Shares in each calendar year since inception. The table shows how the average annual returns for one and five calendar years and since inception for the Fund's Investor Shares compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


      -------------------------------------------------------------------------
                              ANNUAL TOTAL RETURNS
      -------------------------------------------------------------------------

                                  [BAR CHART]

                          1993.................   1.5%
                          1994.................   2.9%
                          1995.................  38.1%
                          1996.................  23.7%
                          1997.................  36.3%
                          1998.................  42.2%

      -------------------------------------------------------------------------

      During the period shown in the bar chart, the highest return for a calendar quarter was 24.6% (quarter ended December 31, 1998) and the lowest return for a quarter was -7.2% (quarter ended September 30, 1998).

      ------------------------------------------------------------------------------------------
               AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1998
      ------------------------------------------------------------------------------------------
                                                       1 YEAR     5 YEARS     SINCE INCEPTION*
      ------------------------------------------------------------------------------------------

      Vanguard Growth Index Fund                        42.21%     27.79%          22.95%
      S&P 500/BARRA Growth Index                        42.16      27.94           23.14
      ------------------------------------------------------------------------------------------
      *November 2, 1992.
      ------------------------------------------------------------------------------------------

FEES AND EXPENSES

The following table describes the fees and expenses you would pay if you buy and hold Institutional Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are estimates based upon the expenses incurred in the partial fiscal year ended December 31, 1998.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                                     None
      Transaction Fees on Purchases:                                                None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                          None
      Redemption Fees:                                                              None
      Exchange Fees:                                                                None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                                          0.08%
      12b-1 Distribution Fees:                                                      None
      Other Expenses:                                                               0.04%
        TOTAL ANNUAL FUND OPERATING EXPENSES:                                       0.12%

--------------
* The Fund reserves the right to deduct a transaction fee, ranging from 0.07% to 0.12%, from purchases of shares.


      The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.


      ----------------------------------------------------------------------------------------
                                        1 YEAR         3 YEARS        5 YEARS        10 YEARS
      ----------------------------------------------------------------------------------------
                                          $12             $39           $68            $154
      ----------------------------------------------------------------------------------------


      THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION


DIVIDENDS AND CAPITAL GAINS
Dividends are distributed quarterly in March, June, September, and December; capital gains, if any, are distributed annually in December


INVESTMENT ADVISER
Vanguard Core Management Group, Valley Forge, Pa., since inception

INCEPTION DATE
May 14, 1998


NET ASSETS AS OF DECEMBER 31, 1998
$224 million (for Institutional Shares)


NEWSPAPER ABBREVIATION
GrwthIst

VANGUARD FUND NUMBER
868

CUSIP NUMBER
922908868

TICKER SYMBOL
VIGIX
--------------------------------------------------------------------------------

18

FUND PROFILE--VANGUARD SMALL-CAP GROWTH INDEX FUND
INSTITUTIONAL SHARES

The following profile summarizes key features of Vanguard Small-Cap Growth Index Fund Institutional Shares.

INVESTMENT OBJECTIVE

The Fund seeks to match the performance of a benchmark index that measures the investment return of small-capitalization growth stocks.

INVESTMENT STRATEGIES


The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's SmallCap 600/BARRA Growth Index, which includes those stocks of the S&P SmallCap 600 Index with higher than average price/book ratios. The Fund invests in the stocks that comprise the Index.


PRIMARY RISKS

- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.


- The Fund is also subject to investment style risk, which is the chance that returns from small-capitalization growth stocks will trail returns from other asset classes or the overall stock market. Growth stocks tend to go through cycles of doing better--or worse--than the stock market in general. In addition, small-cap stocks historically have been more volatile in price than the large-cap stocks that dominate the S&P 500 Index, and perform differently than the overall stock market.


PERFORMANCE/RISK INFORMATION

Calendar-year performance information (which helps an investor assess a fund's risk by showing the volatility of the fund's returns) is not yet available, because the Fund was not in operation for a full calendar year as of the date of this prospectus.


FEES AND EXPENSES

The following table describes the fees you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are estimates.



       Shareholder Fees (fees paid directly from your investment)
       Sales Charge (Load) Imposed on Purchases:                                    None
       Transaction Fees on Purchases:                                               0.50%*
       Sales Charge (Load) Imposed on Reinvested Dividends:                         None
       Redemption Fees:                                                             None
       Exchange Fees:                                                               None

       Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
       Management Expenses:                                                         0.09%
       12b-1 Distribution Fees:                                                     None
       Other Expenses:                                                              0.03%
         Total Annual Fund Operating Expenses:                                      0.12%


* The transaction fee is deducted from all purchases (including exchanges from other Vanguard funds), but not from reinvested dividends or capital gains.

      The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.



      ----------------------------------------------------------------------------------------
                                        1 YEAR         3 YEARS        5 YEARS        10 YEARS
      ----------------------------------------------------------------------------------------
                                         $62              $89           $117           $203
      ----------------------------------------------------------------------------------------



      THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION


DIVIDENDS AND CAPITAL GAINS
Distributed annually in December


INVESTMENT ADVISER
Vanguard Core Management Group, Valley Forge, Pa., since inception

INCEPTION DATE
May 21, 1998



NEWSPAPER ABBREVIATION
SmGthIst

VANGUARD FUND NUMBER
866

CUSIP NUMBER
922908819

--------------------------------------------------------------------------------

20

MORE ON THE FUNDS

The following sections discuss other important features of Vanguard Institutional Index Fund and the Vanguard U.S. Stock Index Funds.

INDEXING METHODS

In seeking to track a particular index, a fund generally uses one of two methods to select stocks.

      Some index funds hold each stock found in their target indexes in about the same proportions as represented in the indexes themselves. This is called a "replication" method. For example, if 5% of the S&P 500 Index were made up of the stock of a specific company, a fund tracking that index (such as the Institutional Index Fund) would invest about 5% of its assets in that company. The Institutional Index Fund and the Mid-Cap, Value, Small-Cap Value, Growth, and Small-Cap Growth Index Funds employ this method of indexing.


      Because it would be very expensive to buy and sell all of the stocks held in certain indexes (the Wilshire 5000 Index, for example, includes more than 7,200 stocks), funds tracking these larger indexes use a "sampling" technique. Using a sophisticated computer program, these funds invest in a representative sample of stocks from their target index that will resemble the full index in terms of industry weightings, market capitalization, price/earnings ratio, dividend yield, and other characteristics. For instance, if 10% of the Wilshire 5000 Index were made up of utility stocks, the Total Stock Market Index Fund would invest about 10% of its assets in some--but not all--of those utility stocks. The particular utility stocks selected by the Fund, as a group, would have investment characteristics similar to those of the utility stocks in the Index. The Total Stock Market, Extended Market, and Small-Cap Index Funds employ this method of indexing.

      The following table shows the number of stocks held by each of the Funds as of December 31, 1998.

      ------------------------------------------------------------------------------------------
      FUND                     NUMBER OF STOCKS HELD        NUMBER OF STOCKS IN TARGET INDEX
      ------------------------------------------------------------------------------------------
      Institutional Index                514                               500
      Total Stock Market               3,135                             7,234
      Extended Market                  2,519                             6,746
      Mid-Cap                            402                               400
      Small-Cap                        1,763                             1,932
      Value                              389                               500
      Small-Cap Value                    398                               600
      Growth                             129                               500
      Small-Cap Growth                   204                               600
      ------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                          GROWTH FUNDS AND VALUE FUNDS

Growth investing and value investing are two styles employed by stock fund managers. Growth funds generally focus on companies believed to have above-average potential for growth in revenue and earnings. Reflecting the market's high expectations for superior growth, the prices of such stocks are typically above-average in relation to such measures as revenue, earnings, book value, and dividends. Value funds generally emphasize stocks of companies from which the market does not expect strong growth. The prices of value stocks typically are below-average in comparison to such factors as earnings and book value, and these stocks typically pay above-average dividend yields. Growth and value stocks have, in the past, produced similar long-term returns, though each category has periods when it outperforms the other. In general, growth funds appeal to investors who will accept more volatility in hopes of a greater increase in share price. Growth funds also may appeal to investors with taxable accounts who want a higher proportion of returns to come as capital gains (which may be taxed at lower rates than dividend income). Value funds, by contrast, are appropriate for investors who want some dividend income and the potential for capital gains, but are less tolerant of share-price fluctuations.

--------------------------------------------------------------------------------

ADDITIONAL RISK INFORMATION

[FLAG] EACH FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT STOCK PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING STOCK PRICES AND PERIODS OF FALLING STOCK PRICES.

      To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the S&P 500 Index, which--in addition to being the target index for the Institutional Index Fund--is a widely used barometer of stock market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.

--------------------------------------------------------------------------------
                U.S. STOCK MARKET RETURNS (1926-1998)
--------------------------------------------------------------------------------
                 1 YEAR         5 YEARS        10 YEARS       20 YEARS
--------------------------------------------------------------------------------
Best             54.2%          24.1%          19.9%          17.7%
Worst            -43.1          -12.4          -0.8            3.1
Average          13.1           10.7           11.0           11.0
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                    LARGE-CAP, MID-CAP, AND SMALL-CAP STOCKS

Stocks of publicly traded companies--and mutual funds that hold these stocks--can be classified by the companies' market value, or capitalization. Generally, Vanguard defines large-capitalization (large-cap) funds as those holding stocks of companies whose outstanding shares have a market value exceeding $10 billion. Mid-cap funds hold stocks of companies with a market value between $1 billion and $10 billion. Small-cap funds typically hold stocks of companies with a market value of less than $1 billion.
--------------------------------------------------------------------------------


      The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 1998. You can see, for example, that while the average return on stocks for all of the 5-year periods was 10.7%, returns for individual 5-year periods ranged from a -12.4% average (from 1928 through 1932) to 24.1% (from 1994 through 1998). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or any Fund in particular.

      Keep in mind that the S&P 500 Index tracks mainly large-capitalization stocks. Historically, mid- and small-cap stocks (such as those held by the Total Stock Market, Extended Market, Mid-Cap, Small-Cap, Small-Cap Value, and Small-Cap Growth Index Funds) have been more volatile than--and at times have performed quite differently from--the large-cap stocks of the S&P 500 Index.

      Even indexes that are subsets of the S&P 500 Index--such as the S&P 500/BARRA Value Index and the S&P 500/BARRA Growth Index (the target indexes for the Value and Growth Index Funds)--will not perform in the same way as the broader S&P 500 Index. Historically, stocks of the S&P 500/BARRA Value Index have been less volatile than the stocks found in the broader S&P 500 Index; stocks of the S&P 500/BARRA Growth Index, on the other hand, have displayed somewhat greater short-term volatility than the S&P 500 Index's stocks. However, both value and growth stocks have the potential at times to be more volatile than the broader market.


[FLAG] THE FUNDS ARE ALSO SUBJECT, IN VARYING DEGREES, TO INVESTMENT STYLE RISK, WHICH IS THE POSSIBILITY THAT RETURNS FROM A SPECIFIC TYPE OF STOCK (FOR INSTANCE, SMALL-CAP OR VALUE) WILL TRAIL RETURNS FROM OTHER ASSET CLASSES OR THE OVERALL STOCK MARKET. EACH TYPE OF STOCK TENDS TO GO THROUGH CYCLES OF DOING BETTER--OR WORSE--THAN COMMON STOCKS IN GENERAL. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.

TRANSACTION FEES

Some of Vanguard's index funds charge a transaction fee on purchases of fund shares to offset the higher costs of trading certain securities, particularly small-company stocks. The transaction fee ensures that these higher costs are

22
borne by the investors making the transactions--and not by shareholders already in the fund. All transaction fees are paid directly into the fund itself (unlike the sales charge or load imposed by many fund companies, which ends up in the pocket of the sponsor, adviser, or sales representative). Without transaction fees, some index funds would have trouble tracking their target indexes.

COSTS AND MARKET-TIMING

Some investors try to profit from a strategy called market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Vanguard Institutional Index Fund and the Vanguard U.S. Stock Index Funds have adopted the following policies, among others, designed to discourage short-term trading:

- Each Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to the efficient management of the Fund. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.

- Four of the Funds (Extended Market, Small-Cap, Small-Cap Value, and Small-Cap Growth) charge a transaction fee on purchases. The other Funds reserve the right to impose such a fee on selected purchases.


- There is a limit on the number of times you can exchange into and out of a Fund (see "Redeeming Shares" in the INVESTING WITH VANGUARD section).

-  Telephone and online exchanges are not permitted for non-IRA accounts.



--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  TURNOVER RATE

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes. The average turnover rate for passively managed domestic equity index funds investing in common stocks is roughly 20%; for all domestic stock funds, the average turnover rate is approximately 85%, according to Morningstar, Inc. (A turnover rate of 100% would occur, for example, if a fund sold and replaced securities valued at 100% of its net assets within a one-year period.)
--------------------------------------------------------------------------------




   THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST IN THESE FUNDS IF YOU ARE A MARKET-TIMER.


TURNOVER RATE

Generally, a passively managed fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the fund's target index. Turnover rates for large-cap stock index funds tend to be very low because large-cap indexes, such as the S&P 500, typically do not change much from year to year. Turnover rates for mid-cap and small-cap stock index funds tend to be higher (although still relatively low, compared to actively managed stock funds) because the indexes they track are more likely to change as a result of mergers, acquisitions, business failures, or growth of companies than a larger-cap index. The turnover rate of each Fund for each of the last five years (or since inception of the applicable share class, if shorter) is shown in the FINANCIAL HIGHLIGHTS section of this prospectus.


INVESTMENT POLICIES

Each Fund reserves the right to substitute a different index for the index it currently tracks if the current index is discontinued or for any other reason determined in good faith by the Fund's Board of Trustees. In every such instance, the substitute index will measure the same general market (large-, mid-, or small-cap, growth, or value) as the current index.

   Each Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of holding all, or a representative sample, of the stocks that comprise the index it tracks. It is not expected that any Fund will invest more than 5% of its assets in foreign securities.

   Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Funds generally are managed without regard to tax ramifications.

   To track their target indexes as closely as possible, the Funds attempt to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Funds may invest, to a limited extent, in stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives.


   Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of stock shares at a predetermined price), convertible securities (securities that may be exchanged for another asset), and swap agreements (contracts in which each party agrees to make payments to the other based on the return of a specified index or asset).


   For this reason, the Funds will not use futures, options, warrants, convertible securities, or swap agreements for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The value of all futures contracts in which any Fund acquires an interest cannot exceed 20% of that Fund's total assets.

   The reasons for which a Fund will invest in futures and options are:

- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.

- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

THE FUNDS AND VANGUARD


Vanguard U.S. Stock Index Funds are members of The Vanguard Group, a family of more than 35 investment companies with more than 100 distinct investment portfolios holding assets worth more than $470 billion.* All of the funds that are members of The Vanguard Group share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.


      Vanguard also provides marketing services to the member funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

* Vanguard Institutional Index Fund is not a member of The Vanguard Group, but is administered by Vanguard and pays Vanguard a fee to provide management, advisory, marketing, and other services.

INVESTMENT ADVISER

Vanguard Core Management Group (the Group), P.O. Box 2600, Valley Forge, PA 19482, provides advisory services to the Funds.

   Under the terms of a service and advisory agreement, Vanguard pays for all of the Institutional Index Fund's expenses (except taxes and broker-age commissions). In exchange, the Fund pays Vanguard a monthly management fee based on an annual rate of 0.06% of the average daily net assets of the Institutional Shares and 0.025% of the average daily net assets of the Institutional Plus Shares.


   Each of the Vanguard U.S. Stock Index Funds receives advisory services from Vanguard on an at-cost basis. For the fiscal year ended December 31, 1998, the Institutional Share classes of those Funds paid fees for these services at an effective annual rate (applied to the average daily net assets of each Fund) of less than 0.01% for the Total Stock Market Index Fund, the Extended Market Index Fund, and the Small-Cap Index Fund. As of the date of this prospectus, the Institutional Share classes of the Mid-Cap, Value, Small-Cap Value, Growth, and Small-Cap Growth Index Funds had not existed for a full fiscal year; if they had, it is estimated that each Fund would have paid advisory fees (applied to average daily net assets) of less than 0.01%.

24



--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUNDS' ADVISER

Vanguard Core Management Group provides investment advisory services to many Vanguard funds. As of December 31, 1998, the Group managed more than $146 billion in total assets. The individual responsible for overseeing each Fund's investments is:

      GEORGE U. SAUTER, Managing Director of Vanguard; has worked in investment management since 1985; has managed portfolio investments for Vanguard funds since 1987; A.B., Dartmouth College; M.B.A., University of Chicago.
--------------------------------------------------------------------------------

      The Funds have authorized the Group to choose brokers or dealers to handle the purchase and sale of securities for the Funds, and to get the best available price and most favorable execution from these brokers with respect to all transactions. The Funds may direct the Group to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Funds.


YEAR 2000 CHALLENGE

The common practice in computer programming of using just two digits to identify a year has resulted in the Year 2000 challenge throughout the information technology industry. If unchanged, many computer applications and systems could misinterpret dates occurring after December 31, 1999, leading to errors or failure. Such failure could adversely affect a fund's operations, including pricing, securities trading, and the servicing of shareholder accounts.

      The Vanguard Group is dedicated to providing uninterrupted, high-quality performance from our computer systems before, during, and after 2000. In July 1998, we completed the renovation and initial testing of our internal systems. Vanguard is diligently working with external partners, suppliers, and vendors, including fund managers and other service providers, to assure that the systems with which we interact remain operational at all times.

      In addition to taking every reasonable step to secure our internal systems and external relationships, Vanguard is further developing contingency plans intended to assure that unexpected systems failures will not adversely affect the Funds' operations. Vanguard intends to monitor these processes through the rollover of 1999 into 2000 and to quickly implement alternate solutions if necessary.

      However, despite Vanguard's efforts and contingency plans, noncompliant computer systems could have a material adverse effect on a Fund's business, operations, or financial condition. Additionally, a Fund's performance could be hurt if a computer-system failure at a company or governmental unit affects the price of securities the Fund owns.


DIVIDENDS, CAPITAL GAINS, AND TAXES


The Funds distribute to shareholders virtually all of their net income (interest and dividends less expenses) as well as any capital gains realized from the sale of their holdings. Income distributions for the Institutional Index Fund (Institutional and Institutional Plus Shares) and the Total Stock Market, Value, and Growth Index Funds generally occur in March, June, September, and December; income distributions for the Extended Market, Mid-Cap, Small-Cap, Small-Cap Value, and Small-Cap Growth Index Funds generally occur in December. Capital gains distributions for all nine Funds generally occur in December. In addition, the Funds may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year.


      You can receive distributions of income or capital gains in cash, or you can have them automatically invested in more shares of a Fund. In either case, these distributions are taxable to you. It is important to note that distributions of dividends and capital gains that are declared in December--if paid to you by the end of January--are taxed as if they had been paid to you in December.

      Vanguard will send you a statement each year showing the tax status of all your distributions. If you have chosen to receive dividend and/or capital gains distributions in cash, and the postal or other delivery service is unable to

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS

As a shareholder, you are entitled to your share of the fund's income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from its holdings and the interest it receives from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term depending on whether the fund held the securities for less than or more than one year.
--------------------------------------------------------------------------------


deliver checks to your address of record, we will change the distribution option so that all dividends and other distributions are automatically invested in additional shares. We will not pay interest on uncashed distribution checks.

- The dividends and short-term capital gains that you receive are considered ordinary income for tax purposes.

- Any distributions of net long-term capital gains by a Fund are taxable to you as long-term capital gains, no matter how long you've owned shares in the Fund.

- Although the Funds do not seek to realize any particular amount of capital gains during a year, such gains are realized from time to time as by-products of their ordinary investment activities. Consequently, distributions may vary considerably from year to year.

- If you sell or exchange shares, any gain or loss you have is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.

- Distributions of dividends or capital gains, and capital gains or losses from your sale or exchange of Fund shares, may be subject to state and local income taxes as well.

      The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate tax.) You should consult your tax adviser about the tax consequences of an investment in one or more of the Funds.

      IMPORTANT NOTE: By law, each Fund must withhold 31% of your taxable distributions and any redemption proceeds if you do not provide your correct taxpayer identification number, or certify that it is correct, or if the IRS instructs the Fund to do so.

SHARE PRICE


Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days the Exchange is closed). Net asset value per share is computed by adding up the total value of the Fund's investments and other assets attributed to each share class, subtracting any of its liabilities (debts) attributed to each share class, and then dividing by the number of Fund shares outstanding for each share class:


                                      TOTAL ASSETS   -   LIABILITIES
              NET ASSET VALUE  =  ---------------------------------------
                                       NUMBER OF SHARES OUTSTANDING

      Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.

      A NOTE ON PRICING: A Fund's investments will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Funds' Board of Trustees.

26


  Each Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Index Funds." Different newspapers use different abbreviations for each Fund, but the most common are INSTIDX, INSTPLUS, TOTSTIST, EXTNDIST, MIDCPIST, SMCAPIST, VALUEIST, SMVALIST, GRWTHIST, AND SMGTHIST.



--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                   HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

This explanation uses the Institutional Index Fund Institutional Shares as an example. The Fund began fiscal 1998 with a net asset value (price) of $89.56 per share. During the period, the Fund earned $1.429 per share from investment income (interest and dividends) and $24.177 per share from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

      Shareholders received $2.316 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

      The earnings ($25.606 per share) minus the distributions ($2.316 per share) resulted in a share price of $112.85 at the end of the period. This was an increase of $23.29 per share (from $89.56 at the beginning of the period to $112.85 at the end of the period). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was 28.79% for the period.

      As of December 31, 1998, the Fund had $22.34 billion in net assets. For the year, its expense ratio was 0.06% ($.60 per $1,000 of net assets); and its net investment income amounted to 1.46% of its average net assets. It sold and replaced securities valued at 11% of its net assets.
--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand each Fund's financial performance for the past five years or since inception*, and certain information reflects financial results for a single Fund share in each case. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with the Funds' financial statements--is included in the Institutional Index Fund's and the U.S. Stock Index Funds' most recent annual reports to shareholders. You may have the annual reports for the Institutional Index Fund and the U.S. Stock Index Funds sent to you without charge by contacting Vanguard.

* Because the Small-Cap Value and Small-Cap Growth Index Funds have not commenced investment operations, tables are not included for these Funds.

--------------------------------------------------------------------------------------------------------------------------------
                                                                          VANGUARD INSTITUTIONAL INDEX FUND
                                                                               INSTITUTIONAL SHARES
                                                                               YEAR ENDED DECEMBER 31,
                                                  ------------------------------------------------------------------------------
                                                     1998              1997              1996             1995            1994
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                $   89.56         $   68.86         $   57.93        $   43.22       $   44.20
INVESTMENT OPERATIONS
  Net Investment Income                               1.429             1.391              1.38             1.28            1.23
  Net Realized and Unrealized Gain (Loss)
    on Investments                                   24.177            21.415             11.90            14.86            (.66)
                                                  ------------------------------------------------------------------------------
    Total from Investment Operations                 25.606            22.806             13.28            16.14             .57
                                                  ------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income               (1.416)           (1.391)            (1.36)           (1.27)          (1.21)
  Distributions from Realized Capital Gains           (.900)            (.715)             (.99)            (.16)           (.34)
                                                  ------------------------------------------------------------------------------
    Total Distributions                              (2.316)           (2.106)            (2.35)           (1.43)          (1.55)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                      $  112.85         $   89.56         $   68.86        $   57.93       $   43.22
=================================================================================================================================

TOTAL RETURN                                          28.79%            33.36%            23.06%           37.60%           1.31%
=================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Year (Millions)              $  22,338         $  15,348         $  11,426        $   6,674       $   3,265
  Ratio of Total Expenses to
    Average Net Assets                                 0.06%             0.06%             0.06%            0.06%           0.07%
  Ratio of Net Investment Income to
    Average Net Assets                                 1.46%             1.77%             2.18%            2.49%           2.80%
  Turnover Rate*                                         11%                7%                9%               4%             23%
================================================================================================================================

* Turnover rates excluding in-kind redemptions were 7%, 6%, 9%, 4%, and 19%, respectively.


      From time to time, the Vanguard funds advertise yield and total return figures. Yield is a measure of past dividend income. Total return includes both past dividend income (assuming that it has been reinvested) plus realized and unrealized capital appreciation (or depreciation). Neither yield nor total return should be used to predict the future performance of a fund.

---------------------------------------------------------------------------------------------------------------
                                                                             VANGUARD INSTITUTIONAL INDEX FUND
                                                                                     INSTITUTIONAL PLUS SHARES
                                                                            YEAR ENDED              JUL. 7* TO
                                                                     DECEMBER 31, 1998           DEC. 31, 1997
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                   $    89.56                 $    84.91
---------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                     1.464                       .681
  Net Realized and Unrealized Gain (Loss) on Investments                   24.177                      5.455
                                                                       -------------------------------------
    Total from Investment Operations                                       25.641                      6.136
                                                                       -------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                     (1.451)                     (.866)
  Distributions from Realized Capital Gains                                 (.900)                     (.620)
                                                                       -------------------------------------
    Total Distributions                                                    (2.351)                    (1.486)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                         $   112.85                 $    89.56
===============================================================================================================

TOTAL RETURN                                                                28.83%                      7.29%
===============================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                                 $    4,951                 $    3,488
  Ratio of Total Expenses to Average Net Assets                             0.025%                     0.025%**
  Ratio of Net Investment Income to Average Net Assets                       1.49%                      1.72%**
  Turnover Rate+                                                               11%                         7%
===============================================================================================================

*   Inception

**  Annualized.

+   Turnover rates excluding in-kind redemptions were 7% and 6%, respectively.


-------------------------------------------------------------------------------------------------------------
                                                                       VANGUARD TOTAL STOCK MARKET INDEX FUND
                                                                                         INSTITUTIONAL SHARES
                                                                           YEAR ENDED              JUL. 7* TO
                                                                    DECEMBER 31, 1998           DEC. 31, 1997
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                   $    22.64                 $    21.27
INVESTMENT OPERATIONS
  Net Investment Income                                                      .359                       .172
  Net Realized and Unrealized Gain (Loss) on Investments                    4.898                      1.642
                                                                       --------------------------------------
   Total from Investment Operations                                         5.257                      1.814
                                                                       --------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                      (.352)                     (.214)
  Distributions from Realized Capital Gains                                 (.125)                     (.230)
                                                                       --------------------------------------
   Total Distributions                                                      (.477)                     (.444)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                         $    27.42                 $    22.64
=============================================================================================================

TOTAL RETURN                                                                23.37%                      8.60%
=============================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                                 $    2,445                 $    1,504
  Ratio of Total Expenses to Average Net Assets                              0.10%                      0.10%**
  Ratio of Net Investment Income to Average Net Assets                       1.53%                      1.70%**
  Turnover Rate                                                                 3%                         2%
=============================================================================================================

*   Inception.

**  Annualized.

28


                                                                     VANGUARD EXTENDED MARKET INDEX FUND
                                                                                    INSTITUTIONAL SHARES
                                                                          YEAR ENDED          JUL. 7* TO
                                                                   DECEMBER 31, 1998       DEC. 31, 1997
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $  30.76                 $  29.28
--------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                    .427                     .200
 Net Realized and Unrealized Gain (Loss) on Investments                  2.025                    3.191
                                                                      ---------------------------------
   Total from Investment Operations                                      2.452                    3.391
                                                                      ---------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                    (.412)                   (.371)
 Distributions from Realized Capital Gains                              (2.170)                  (1.540)
                                                                      ---------------------------------
   Total Distributions                                                  (2.582)                  (1.911)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $  30.63                 $  30.76
========================================================================================================

TOTAL RETURN**                                                            8.45%                   11.82%
========================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                 $    456                 $    415
 Ratio of Total Expenses to Average Net Assets                            0.10%                    0.10%+
 Ratio of Net Investment Income to Average Net Assets                     1.34%                    1.43%+
 Turnover Rate                                                              27%                      15%
========================================================================================================

*   Inception.

** Total return figures do not reflect transaction fees on purchases (0.25% after October 31, 1997; 0.5% from inception through October 31, 1997).

+   Annualized.


--------------------------------------------------------------------------------
                                                     VANGUARD MID-CAP INDEX FUND
                                                            INSTITUTIONAL SHARES
                                                                      MAY 20* TO
                                                                   DEC. 31, 1998
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $ 10.03
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                   .055
 Net Realized and Unrealized Gain (Loss) on Investments                  .814
                                                                      -------
   Total from Investment Operations                                      .869
                                                                      -------
DISTRIBUTIONS
 Dividends from Net Investment Income                                   (.059)
 Distributions from Realized Capital Gains                              (.050)
   Total Distributions                                                  (.109)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $ 10.79
================================================================================

TOTAL RETURN**                                                           8.61%
================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                 $    39
 Ratio of Total Expenses to Average Net Assets                           0.12%+
 Ratio of Net Investment Income to Average Net Assets                    1.30%+
 Turnover Rate                                                             44%
================================================================================

* Initial share purchase date. Subscription period for the fund was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement begins May 21, 1998.

** Total return does not reflect the 0.25% transaction fee on purchases imposed prior to March 1, 1999.

+   Annualized.

                                                                           VANGUARD SMALL-CAP INDEX FUND
                                                                                    INSTITUTIONAL SHARES
                                                                      YEAR ENDED              JUL. 7* TO
                                                               DECEMBER 31, 1998           DEC. 31, 1997
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                   $  23.75                 $  22.56
--------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                    .336                     .158
  Net Realized and Unrealized Gain (Loss) on Investments                 (1.007)                   2.370
                                                                       ---------------------------------
    Total from Investment Operations                                      (.671)                   2.528
                                                                       ---------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                    (.329)                   (.288)
  Distributions from Realized Capital Gains                              (1.550)                  (1.050)
                                                                       ---------------------------------
    Total Distributions                                                  (1.879)                  (1.338)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                         $  21.20                 $  23.75
=========================================================================================================

TOTAL RETURN**                                                           -2.50%                    11.42%
=========================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                                 $    264                 $    137
  Ratio of Total Expenses to Average Net Assets                            0.12%                    0.12%+
  Ratio of Net Investment Income to Average Net Assets                     1.53%                    1.52%+
  Turnover Rate                                                              35%                      29%
=========================================================================================================

*   Inception.

**  Total return figures do not reflect the 0.5% transaction fee on purchases.

+   Annualized.


---------------------------------------------------------------------------------------
                                                              VANGUARD VALUE INDEX FUND
                                                                   INSTITUTIONAL SHARES
                                                                           JUL. 2* TO
                                                                          DEC. 31, 1998
---------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                         $  23.22
---------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                          .196
  Net Realized and Unrealized Gain (Loss) on Investments                        (.060)
                                                                             --------
   Total from Investment Operations                                              .136
                                                                             --------
DISTRIBUTIONS
  Dividends from Net Investment Income                                          (.236)
  Distributions from Realized Capital Gains                                     (.610)
                                                                             --------
   Total Distributions                                                          (.846)
---------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                               $  22.51
=======================================================================================

TOTAL RETURN                                                                     0.69%
=======================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                                       $    186
  Ratio of Total Expenses to Average Net Assets                                  0.12%**
  Ratio of Net Investment Income to Average Net Assets                           1.90%**
  Turnover Rate                                                                    33%
=======================================================================================


*   Inception.

**  Annualized.

30


---------------------------------------------------------------------------------------
                                                            VANGUARD GROWTH INDEX FUND
                                                                  INSTITUTIONAL SHARES
                                                                            MAY 14* TO
                                                                         DEC. 31, 1998
---------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $  26.49
---------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                           .167
  Net Realized and Unrealized Gain (Loss) on Investments                         5.315
                                                                              --------
   Total from Investment Operations                                              5.482
                                                                              --------
DISTRIBUTIONS
  Dividends from Net Investment Income                                           (.187)
  Distributions from Realized Capital Gains                                      (.115)
                                                                              --------
   Total Distributions                                                           (.302)
---------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                $  31.67
=======================================================================================

TOTAL RETURN                                                                     20.79%
=======================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                                        $    224
  Ratio of Total Expenses to Average Net Assets                                   0.12%**
  Ratio of Net Investment Income to Average Net Assets                            0.97%**
  Turnover Rate                                                                     29%
=======================================================================================


*   Inception.

**  Annualized.




"Standard & Poor's((R))," "S&P((R))," "S&P 500((R))," "Standard & Poor's 500,"
"500," "S&P MidCap 400," and "S&P SmallCap 600" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by Vanguard U.S.Stock Index Funds, Vanguard Institutional Index Fund, and The Vanguard Group. These mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Funds. "Wilshire 4500" and "Wilshire 5000" are registered trademarks of Wilshire Associates. Frank Russell Company is the owner of the trademarks and copyrights relating to the Russell Indexes.

--------------------------------------------------------------------------------
INVESTING WITH VANGUARD

Are you looking for the most convenient way to open or add money to a Vanguard account? Obtain instant access to fund information?

      Vanguard can help. Our goal is to make it easy and pleasant for you to do business with us.

      The following sections of the prospectus briefly explain the many services we offer. Booklets providing detailed information are available on the services marked with a [BOOK]. Please call us to request copies.
--------------------------------------------------------------------------------


SERVICES AND ACCOUNT FEATURES

Vanguard offers many services that make it convenient to buy, sell, or exchange shares, or to obtain fund or account information.
--------------------------------------------------------------------------------

TELEPHONE REDEMPTIONS (SALES AND EXCHANGES)
Automatically set up for each Fund unless you notify us otherwise.*

*Limitations do apply; see page 35.

--------------------------------------------------------------------------------
VANGUARD AUTOMATIC EXCHANGE SERVICE((TM)) [BOOK]
Automatic method for moving a fixed amount of money from one Vanguard fund account to another.
--------------------------------------------------------------------------------
VANGUARD TELE-ACCOUNT((R)) 1-800-662-6273 (ON-BOARD) [BOOK]
Toll-free 24-hour access to Vanguard fund and account information--as well as some transactions--by using any touch-tone phone. Tele-Account provides total return, share price, price change, and yield quotations for all Vanguard funds; gives your account balances and history (e.g., last transaction, latest dividend distribution); and allows you to sell or exchange fund shares.
--------------------------------------------------------------------------------
ACCESS VANGUARD((TM)) www.vanguard.com [COMPUTER]
You can use your personal computer to perform certain transactions for most Vanguard funds by accessing our website. To establish this service, you must register through the website. We will then send to you, by mail, an account access password that allows you to process the following financial and administrative transactions online:

-  Open a new account.*

-  Buy, sell, or exchange shares of most funds.

-  Change your name/address.

- Add/change fund options (including dividend options, bank instructions, checkwriting, and Vanguard Automatic Exchange Service).

* Only current Vanguard shareholders can open a new account online, by exchanging shares from other existing Vanguard accounts.
--------------------------------------------------------------------------------
SERVICES FOR CLIENTS OF VANGUARD'S INSTITUTIONAL DIVISION: 1-888-809-8102 Vanguard's Institutional Division offers a variety of specialized services for large institutional investors, including the ability to effect account transactions through private electronic networks.
--------------------------------------------------------------------------------


TYPES OF ACCOUNTS

Individuals and institutions can establish a variety of accounts with Vanguard.
--------------------------------------------------------------------------------
FOR ONE OR MORE PEOPLE
Open an account in the name of one (individual) or more (joint tenants) people.
--------------------------------------------------------------------------------

FOR HOLDING PERSONAL TRUST ASSETS [BOOK]
Invest assets held in an existing personal trust.
--------------------------------------------------------------------------------
FOR AN ORGANIZATION [BOOK]
Open an account as a corporation, partnership, endowment, foundation, or other entity.
--------------------------------------------------------------------------------

32

--------------------------------------------------------------------------------
A NOTE ON INVESTING WITH VANGUARD THROUGH OTHER FIRMS
You may purchase or sell Fund shares through a financial intermediary such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees, or other policies. Consult your intermediary to determine when your order will be priced.
--------------------------------------------------------------------------------



BUYING SHARES

You buy your shares at the Fund's next-determined net asset value after Vanguard receives your request. As long as your request is received before the close of trading on the New York Stock Exchange, generally 4 p.m. Eastern time, you will buy your shares at that day's net asset value. You may convert Institutional Shares of the Institutional Index Fund into Institutional Plus Shares, or may convert Investor Shares of any U.S. Stock Index Fund (except the 500 Index Fund) into Institutional Shares of the same Fund provided that you meet the minimum initial investment requirements for such Shares.

--------------------------------------------------------------------------------
MINIMUM INVESTMENT TO . . .
open a new account
$10 million

add to an existing account
$100 by mail or exchange; $1,000 by wire.
--------------------------------------------------------------------------------
BY WIRE TO OPEN A NEW ACCOUNT OR ADD TO AN EXISTING ACCOUNT [WIRE]
Call your assigned Service Associate to arrange your wire transaction.


Wire to:
FRB ABA 021001088
HSBC Bank USA


For credit to:
Account: 000112046
Vanguard Incoming Wire Account

In favor of:
Vanguard Institutional Index Fund-94
Vanguard Institutional Index Fund Institutional Plus Shares-854
Vanguard Total Stock Market Index Fund Institutional Shares-855
Vanguard Extended Market Index Fund Institutional Shares-856
Vanguard Mid-Cap Index Fund Institutional Shares-864
Vanguard Small-Cap Index Fund Institutional Shares-857
Vanguard Value Index Fund Institutional Shares-867
Vanguard Small-Cap Value Index Fund Institutional Shares-865
Vanguard Growth Index Fund Institutional Shares-868
Vanguard Small-Cap Growth Index Fund Institutional Shares-866
[Account number, or temporary number for a new account]
[Registered account owner/s]
[Registered address]
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BY MAIL TO . . .[ENVELOPE]
open a new account
Complete and sign the application form and enclose your check.

add to an existing account
Mail your check with an Invest-By-Mail form detached from your confirmation statement to the address listed on the form.


Make your check payable to: The Vanguard Group -- (insert appropriate Fund number; see below)
Vanguard Institutional Index Fund-94
Vanguard Institutional Index Fund Institutional Plus Shares-854
Vanguard Total Stock Market Index Fund Institutional Shares-855
Vanguard Extended Market Index Fund Institutional Shares-856
Vanguard Mid-Cap Index Fund Institutional Shares-864
Vanguard Small-Cap Index Fund Institutional Shares-857
Vanguard Value Index Fund Institutional Shares-867
Vanguard Small-Cap Value Index Fund Institutional Shares-865
Vanguard Growth Index Fund Institutional Shares-868
Vanguard Small-Cap Growth Index Fund Institutional Shares-866


All purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.

First-class mail to:                Express or Registered mail to:
The Vanguard Group                  The Vanguard Group
P.O. Box 2900                       100 Vanguard Boulevard
Valley Forge, PA 19482-2900         Malvern, PA 19355

--------------------------------------------------------------------------------
IMPORTANT NOTE: To prevent check fraud, Vanguard will not accept checks made payable to third parties.
--------------------------------------------------------------------------------

BY TELEPHONE TO . . .[PHONE RECEIVER]
open a new account
Call Vanguard Tele-Account* 24 hours a day--or your assigned Service Associate during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type).

add to an existing account
Call Vanguard Tele-Account* 24 hours a day--or your assigned Service Associate during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type).

Vanguard Tele-Account
1-800-662-6273


*You must obtain a Personal Identification Number through Tele-Account at least seven days before you request your first exchange.
--------------------------------------------------------------------------------
IMPORTANT NOTE: Once you've requested a telephone transaction and a confirmation number has been assigned, the transaction cannot be revoked. We reserve the right to refuse any purchase request.
--------------------------------------------------------------------------------

You can redeem (that is, sell or exchange) shares purchased by check at any time. However, while your redemption request will be processed at the next-determined net asset value after it is received, your redemption proceeds will not be available until payment for your purchase is collected, which may take up to ten calendar days.

--------------------------------------------------------------------------------
A NOTE ON LARGE PURCHASES
It is important that you call Vanguard before you invest a large dollar amount. We must consider the interests of all Fund shareholders and so reserve the right to refuse any purchase that will disrupt the Fund's operation or performance.
--------------------------------------------------------------------------------

34

REDEEMING SHARES

This section describes how you can redeem--that is, sell or exchange--a Fund's shares.

When Selling Shares:

-  Vanguard sends the redemption proceeds to you or a designated third party.*

-  You can sell all or part of your Fund shares at any time.


 * May require a signature guarantee; see footnote on page 35.


When Exchanging Shares:

- The redemption proceeds are used to purchase shares of a different Vanguard fund.

-  You must meet the receiving fund's minimum investment requirements.

- Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange at any time, without notice.

In both cases, your transaction will be based on the Fund's next-determined share price, subject to any special rules discussed in this prospectus. For exchanges, the purchase side of the transaction will be based on the receiving fund's next-determined share price, again subject to any special rules discussed in this prospectus.
--------------------------------------------------------------------------------
NOTE: Once a redemption is processed and a confirmation number given, the transaction CANNOT be canceled.
--------------------------------------------------------------------------------


HOW TO REQUEST A REDEMPTION
You can request a redemption from your Fund account in one of two ways: by telephone (sell, but not exchange), or by mail.
--------------------------------------------------------------------------------
TELEPHONE REQUESTS [PHONE RECEIVER]
Call Vanguard Tele-Account 24 hours a day--or your assigned Service Associate during business hours--to sell shares.

--------------------------------------------------------------------------------
SPECIAL INFORMATION: We will automatically establish the telephone redemption option for your account, unless you instruct us otherwise in writing. While telephone redemption is easy and convenient, this account feature involves a risk of loss from unauthorized or fraudulent transactions. Vanguard will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and immediately reviewing any account statements that we send to you. Make sure to contact Vanguard immediately about any transaction you believe to be unauthorized.
--------------------------------------------------------------------------------
We reserve the right to refuse a telephone redemption if the caller is unable to provide:

 [CHECKMARK] The ten-digit account number.

 [CHECKMARK] The name and address exactly as registered on the account.

 [CHECKMARK] The primary Social Security or employer identification number as registered on the account.

 [CHECKMARK] The Personal Identification Number, if applicable.

Please note that Vanguard will not be responsible for any account losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity. If you wish to remove the telephone redemption feature from your account, please notify us in writing.
--------------------------------------------------------------------------------
A NOTE ON UNUSUAL CIRCUMSTANCES
Vanguard reserves the right to revise or terminate the telephone redemption privilege at any time, without notice. In addition, Vanguard can stop selling shares or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send us your request by regular or express mail. Follow the instructions on selling or exchanging shares by mail in this section.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MAIL REQUESTS [ENVELOPE]
Send a letter of instruction signed by all registered account holders. Include the fund name and account number and (if you are selling) a dollar amount or number of shares OR (if you are exchanging) the name of the fund you want to exchange into and a dollar amount or number of shares. To exchange into an account with a different registration (including a different name, address, taxpayer identification number, or account type), you must provide Vanguard with written instructions that include the guaranteed signatures of all current owners of the fund from which you wish to redeem.

First-class mail to:                         Express or Registered mail to:
--------------------                         ------------------------------
The Vanguard Group                           The Vanguard Group
P.O. Box 2900                                100 Vanguard Boulevard
Valley Forge, PA 19482-2900                  Malvern, PA 19355


--------------------------------------------------------------------------------
A NOTE ON LARGE REDEMPTIONS
It is important that you call Vanguard before you redeem a large dollar amount. We must consider the interests of all fund shareholders and so reserve the right to delay delivery of your redemption proceeds--up to seven days--if the amount will disrupt a Fund's operation or performance. If you redeem more than $250,000 worth of Fund shares within any 90-day period, the Fund reserves the right to pay part or all of the redemption proceeds above $250,000 in kind, i.e., in securities, rather than in cash. If payment is made in kind, you may incur brokerage commissions if you elect to sell the securities for cash.
--------------------------------------------------------------------------------

OPTIONS FOR REDEMPTION PROCEEDS
You may receive your redemption proceeds in one of two ways: check, or exchange to another Vanguard fund.
--------------------------------------------------------------------------------
CHECK REDEMPTIONS
Normally, Vanguard will mail your check within two business days of a redemption.
--------------------------------------------------------------------------------
EXCHANGE REDEMPTIONS
As described above, an exchange involves using the proceeds of your redemption to purchase shares of another Vanguard fund.
--------------------------------------------------------------------------------
FOR OUR MUTUAL PROTECTION
For your best interests and ours, Vanguard applies these additional requirements to redemptions.

REQUEST IN "GOOD ORDER"

All redemption requests must be received by Vanguard in "good order." This means that your request must include:

 [CHECKMARK] The Fund name and account number.

 [CHECKMARK] The amount of the transaction (in dollars or shares).

 [CHECKMARK] Signatures of all owners exactly as registered on the account
             (for mail requests).

 [CHECKMARK] Signature guarantees (if required).*

 [CHECKMARK] Any supporting legal documentation that may be required.

 [CHECKMARK] Any outstanding certificates representing shares to be redeemed.

* For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address. A signature guarantee can be obtained from most banks, credit unions, and licensed brokers.

TRANSACTIONS ARE PROCESSED AT THE NEXT-DETERMINED SHARE PRICE AFTER VANGUARD HAS RECEIVED ALL REQUIRED INFORMATION.
--------------------------------------------------------------------------------
LIMITS ON ACCOUNT ACTIVITY
Because excessive account transactions can disrupt management of a Fund and increase the Fund's costs for all shareholders, Vanguard limits account activity as follows:

- You may make no more than TWO SUBSTANTIVE "ROUND TRIPS" THROUGH THE FUND during any 12-month period.

-  Your round trips through the Fund must be at least 30 days apart.

-  The Fund may refuse a share purchase at any time, for any reason.

- Vanguard may revoke an investor's telephone exchange privilege at any time, for any reason.

36

A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. Also, "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.
--------------------------------------------------------------------------------
ALL TRADES FINAL
Vanguard will not cancel any transaction request (including any purchase or redemption) that we believe to be authentic once the request has been received and a confirmation number assigned.
--------------------------------------------------------------------------------

TRANSFERRING REGISTRATION

You can transfer the registration of your Fund shares to another owner by completing a transfer form and sending it to Vanguard.


First-class mail to:                Express or Registered mail to:
The Vanguard Group                  The Vanguard Group
P.O. Box 2900                       100 Vanguard Boulevard
Valley Forge, PA 19482-2900         Malvern, PA 19355

--------------------------------------------------------------------------------


FUND AND ACCOUNT UPDATES

STATEMENTS AND REPORTS
We will send you account and tax statements to help you keep track of your Fund account throughout the year as well as when you are preparing your income tax returns.

   In addition, you will receive financial reports about a Fund twice a year. These comprehensive reports include an assessment of the Fund's performance (and a comparison to its industry benchmark), an overview of the markets, a report from the advisers, and the Fund's financial statements which include a listing of the Fund's holdings.

   To keep each Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more Fund shareholders have the same last name and address, we send just one Fund report to that address--instead of mailing separate reports to each shareholder. If you want us to send separate reports, however, you may notify our Institutional Division at 1-888-809-8102.
--------------------------------------------------------------------------------
CONFIRMATION STATEMENT
Sent each time you buy, sell, or exchange shares; confirms the trade date and the amount of your transaction.
--------------------------------------------------------------------------------

PORTFOLIO SUMMARY [BOOK]
Mailed quarterly for most accounts; shows the market value of your account at the close of the statement period, as well as distributions, purchases, sales, and exchanges for the current calendar year.

--------------------------------------------------------------------------------
FUND FINANCIAL REPORTS
Mailed in February and August for all nine Funds.
--------------------------------------------------------------------------------
TAX STATEMENTS
Generally mailed in January; report previous year's dividend and capital gains distributions, and proceeds from the sale of shares.
--------------------------------------------------------------------------------

MANDATORY CONVERSION TO INSTITUTIONAL OR INVESTOR SHARES

Vanguard Institutional Index Fund reserves the right to convert an investor's Institutional Plus Shares into Institutional Shares of the Fund if the investor's account balance falls below $200 million. In addition, the Institutional Index Fund reserves the right to redeem an investor's Institutional Shares if the investor's account balance falls below $10 million. The Total Stock Market, Extended Market, Mid-Cap, Small-Cap, Value, Small-Cap Value, Growth, and Small-Cap Growth Index Funds each reserve the right to convert an investor's Institutional Shares into Investor Shares of the same Fund if the investor's account balance falls below $10 million. Any such conversion will be preceded by written notice to the investor. No transaction fee will be imposed on share-class conversions.

                     (This page intentionally left blank.)

                     (This page intentionally left blank.)

                     (This page intentionally left blank.)

GLOSSARY OF INVESTMENT TERMS

ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that the fund has sold at a profit, minus any realized losses.

CASH RESERVES
Cash deposits, short-term bank deposits, and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

DOLLAR-COST AVERAGING
Investing equal amounts of money at regular intervals on an ongoing basis. This technique ensures that an investor buys fewer shares when prices are high and more shares when prices are low.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INVESTMENT ADVISER
An organization that makes the day-to-day decisions regarding a fund's investments.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index. Also known as indexing.

PRINCIPAL
The amount of your own money you put into an investment.

SECURITIES
Stocks, bonds, and other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                                    [VANGUARD GROUP LOGO]
                                                 Institutional Division
                                                 Post Office Box 2900
                                                 Valley Forge, PA 19482-2900


FOR MORE INFORMATION
If you'd like more information about Vanguard Institutional Index Fund or Vanguard U.S. Stock Index Funds, the following documents are available free upon request:


ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS
Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In these reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal year. (The Institutional Index Fund's reports are separate from those of the U.S. Stock Index Funds.)

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about the Funds. (The SAI for the Institutional Index Fund is separate from that of the U.S. Stock Index Funds.)


The current annual and semiannual reports and the SAIs are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Funds or other Vanguard funds, please contact us as follows:

If you are an Individual Investor:
THE VANGUARD GROUP
INVESTOR INFORMATION
DEPARTMENT
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

If you are a client of Vanguard's Institutional Division:
THE VANGUARD GROUP
INSTITUTIONAL INVESTOR
INFORMATION
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-888-809-8102

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current Fund shareholder and would like information about your account, account transactions, and/or account statements, please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-662-2738

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can review and copy information about the Funds (including the SAI) at the SEC's Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-800-SEC-0330. Reports and other information about the Funds are also available on the SEC's website (www.sec.gov), or you can receive copies of this information, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-6009.

Vanguard Institutional Index Fund's Investment Company Act file number: 811-6093

Vanguard U.S. Stock Index Funds' Investment Company Act file number: 811-2652

(C) 1999 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.


I854N-04/30/1999

                                     PART B

                              VANGUARD INDEX TRUST

                                  (THE TRUST)


                      STATEMENT OF ADDITIONAL INFORMATION


                                 APRIL 30, 1999



     This Statement is not a prospectus but should be read in conjunction with the Trust's current Prospectuses, as they may be amended from time to time. The Trust's current prospectuses are dated April 30, 1999. To obtain a Prospectus or an additional 1998 Annual Report to Shareholders, which contains the Funds' Financial Statements as hereby incorporated by reference, please call:


                      VANGUARD INVESTOR INFORMATION CENTER
                                 1-800-662-7447

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
Description of the Trust....................................   B-1
Investment Policies.........................................   B-3
Fundamental Investment Limitations..........................   B-7
Purchase of Shares..........................................   B-9
Share Price.................................................   B-9
Redemption of Shares........................................  B-10
Yield and Total Return......................................  B-11
Management of the Trust.....................................  B-13
Portfolio Transactions......................................  B-17
Performance Measures........................................  B-18
Financial Statements........................................  B-19

                            DESCRIPTION OF THE TRUST

ORGANIZATION


     The Trust was organized as a Pennsylvania business trust in 1975, and was reorganized as a Delaware business trust in July, 1998. The Trust is registered with the United States Securities and Exchange Commission (the Commission) under the Investment Company Act of 1940 (the 1940 Act) as an open-end, diversified management investment company. It currently offers the following funds:


        Vanguard 500 Index Fund
        Vanguard Total Stock Market Index Fund
        Vanguard Extended Market Index Fund
        Vanguard Mid-Cap Index Fund
        Vanguard Small-Cap Index Fund
        Vanguard Value Index Fund
        Vanguard Small-Cap Value Index Fund
        Vanguard Growth Index Fund
        Vanguard Small-Cap Growth Index Fund

        (each, a Fund; collectively, the Funds)


     Each of the Funds offers two classes of shares, Investor Shares and Institutional Shares, except the 500 Index Fund, which offers Investor Shares only. Institutional Shares of a Fund are available only to those investing at least $10 million in the Fund.

     The Trust has the ability to offer additional funds or classes of shares. There is no limit on the number of full and fractional shares that the Trust may issue for a particular fund or class of shares.

SERVICE PROVIDERS

     CUSTODIANS. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, and First Union National Bank, PA4943, 530 Walnut Street, Philadelphia, Pennsylvania 19106, serve as the Trust's custodians. The custodians are responsible for maintaining the Fund's assets and keeping all necessary accounts and records.

     INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, 30 South 17th Street, Philadelphia, Pennsylvania 19103, serves as the Trust's independent accountants. The accountants audit the Trust's financial statements and provide other related services.

     TRANSFER AND DIVIDEND-PAYING AGENT. The Fund's transfer agent and dividend-paying agent is The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, Pennsylvania 19355.

CHARACTERISTICS OF THE TRUST'S SHARES

     RESTRICTIONS ON HOLDING OR DISPOSING OF SHARES. There are no restrictions on the right of shareholders to retain or dispose of the Trust's shares, other than the possible future termination of the Trust or any of its funds. The Trust or any of its funds may be terminated by reorganization into another mutual fund or by liquidation and distribution of the assets of the affected fund. Unless terminated by reorganization or liquidation, the Trust and its funds will continue indefinitely.

     SHAREHOLDER LIABILITY. The Trust is organized under Delaware law, which provides that shareholders of a business trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of the Trust will not be personally liable for payment of the Trust's debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a Trust obligation only if the Trust itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

     DIVIDEND RIGHTS. The shareholders of a fund are entitled to receive any dividends or other distributions declared for such fund. No shares have priority or preference over any other shares of the same fund with respect to distributions. Distributions will be made from the assets of a fund, and will be paid ratably to all shareholders of the fund (or class) according to the number of shares of such fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the same fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

     VOTING RIGHTS. Shareholders are entitled to vote on a matter if: (i) a shareholder vote is required under the 1940 Act; (ii) the matter concerns an amendment to the Declaration of Trust that would adversely affect to a material degree the rights and preferences of the shares of any class or series; or (iii) the Trustees determine that it is necessary or desirable to obtain a shareholder vote. The 1940 Act requires a shareholder vote under various circumstances, including to elect or remove Trustees upon the written request of shareholders representing 10% or more of the Trust's net assets, and to change any fundamental policy of the Trust. Shareholders of the Trust receive one vote for each dollar of net asset value owned on the record date, and a fractional vote for each fractional dollar of net asset value owned on the record date. However, only the shares of the fund affected by a particular matter are entitled to vote on that matter. Voting rights are non-cumulative and cannot be modified without a majority vote.

     LIQUIDATION RIGHTS. In the event of liquidation, shareholders will be entitled to receive a pro rata share of the net assets of the applicable fund of the Trust.

     PREEMPTIVE RIGHTS. There are no preemptive rights associated with shares of the Trust.

     CONVERSION RIGHTS. Shareholders of the Trust may convert their shares into another class of shares of the same series upon the satisfaction of any then applicable eligibility requirements.

     REDEMPTION PROVISIONS. The Trust's redemption provisions are described in its current prospectus and elsewhere in this Statement of Additional Information.

     SINKING FUND PROVISIONS.  The Trust has no sinking fund provisions.

     CALLS OR ASSESSMENT. The Trust's shares, when issued, are fully paid and non-assessable.

TAX STATUS OF THE TRUST

     Each Fund of the Trust qualifies as a "regulated investment company" under Subchapter M of the Internal Revenue Code. This special tax status means that a Fund will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, each Fund must comply with certain requirements. If a Fund fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.

                              INVESTMENT POLICIES

     REPURCHASE AGREEMENTS. Each of the Funds that comprise the Trust may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances. A repurchase agreement is an agreement under which a Fund acquires a fixed-income security (generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by a custodian bank until repurchased. In addition, the Board of Trustees will monitor the Funds' repurchase agreement transactions generally and will establish guidelines and standards for review of the creditworthiness of any bank, broker or dealer party to a repurchase agreement with a Fund.

     The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the Trust's management acknowledges these risks, it is expected that they can be controlled through careful monitoring procedures.


     LENDING OF SECURITIES. Each Fund of the Trust may lend its securities on a short-term or long-term basis to qualified institutional investors (typically brokers, dealers, banks or other financial institutions) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its portfolio securities, a Fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The terms, the structure and the aggregate amount of such loans must be consistent with the 1940 Act, and the Rules and Regulations or interpretations of the Commission thereunder. These provisions limit the amount of securities a fund may lend to 33 1/3% of the Fund's total assets, and require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, a letter of credit issued by a domestic U.S. bank, or securities issued or guaranteed by the United States Government having at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time and (d) the Fund receive reasonable interest on the loan (which may include the Fund's investing any cash collateral in interest bearing short-term investments), any distribution on the loaned securities and any increase in their market value. Loan arrangements made by the Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Trustees.

     At the present time, the Staff of the Commission does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's trustees. In addition, voting rights pass with the loaned securities, but if a material event will occur affecting an investment on loan, the loan must be called and the securities voted.


     VANGUARD INTERFUND LENDING PROGRAM. The Commission has issued an exemptive order permitting the Funds to participate in Vanguard's interfund lending program. This program allows the Vanguard funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including the requirement that no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is available from a typical bank for a comparable transaction. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objective and other investment policies. The Boards of Trustees of the Vanguard funds are responsible for ensuring that the interfund lending program operates in compliance with all conditions of the Commission's exemptive order.


     ILLIQUID SECURITIES. Each Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities that the Fund may not be able to sell or dispose of in the ordinary course of business within seven business days at approximately the value at which they are being carried on the Fund's books.


     FUTURES CONTRACTS. Each Fund of the Trust may enter into futures contracts, options, warrants, options on futures contracts, convertible securities and swap agreements for the purpose of simulating full investment and reducing transactions costs. The Trust does not use futures or options for speculative purposes. Each Fund will only use futures and options to simulate full investment in the underlying index while retaining a cash balance for fund management purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. Government agency. Assets committed to futures contracts will be segregated to the extent required by law.


     Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold," or "selling" a contract previously purchased) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

     Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on deposits which may range upward from less than 5% of the value of the contract being traded.

     After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. Each Fund of the Trust expects to earn interest income on its margin deposits.

     Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities either held for investment purposes or expected to be acquired by them. Speculators are less inclined to own, or intend to purchase, the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the prices of underlying securities. The Trust's Funds intend to use futures contracts only for bona fide hedging purposes.

     Regulations of the CFTC applicable to the Fund require that all of its futures transactions constitute bona fide hedging transactions except to the extent that the aggregate initial margins and premiums required to establish any non-hedging positions do not exceed five percent of the value of any Fund's portfolio. A Fund will only sell futures contracts to protect the Fund against declines in the prices of the securities underlying the futures contracts or purchase contracts to protect against an increase in the price of securities it intends to purchase. As evidence of this hedging interest, the Fund expects that the majority of its futures contract purchases will be "completed;" that is, equivalent amounts of related securities will have been purchased or are being purchased by the Fund upon sale of open futures contracts.

     Although techniques other than the sale and purchase of futures contracts could be used to control a Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a Fund will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

     RESTRICTIONS ON THE USE OF FUTURES CONTRACTS. A Fund will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of the Fund's total assets. In addition, a Fund will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts would exceed 20% of the Fund's total assets.

     RISK FACTORS IN FUTURES TRANSACTIONS. Positions in futures contracts may be closed out only on an Exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge.

     Each Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

     The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. The Funds also bear the risk that the adviser will incorrectly predict future stock market trends. However, because the futures strategy of the Funds is engaged in only for hedging purposes, the Funds' Officers do not believe that the Funds are subject to the risks of loss frequently associated with futures transactions. A Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

     Utilization of futures transactions by a Fund does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. It is also possible that a Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

     Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

     FEDERAL TAX TREATMENT OF FUTURES CONTRACTS. Each Fund of the Trust is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In most cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Furthermore, sales of futures contracts which are intended to hedge against a change in the value of securities held by a Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. A Fund may be required to defer the recognition of losses on futures contracts to the extent of any unrecognized gains on related positions held by the Fund.

     In order for each Fund to continue to qualify for Federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund's business of investing in securities. Net gain realized from the closing out of futures contracts will be considered qualifying income for purposes of the 90% requirement.

     Each Fund will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Fund's other investments and shareholders will be advised on the nature of the distributions.

     FOREIGN INVESTMENTS. Each Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of holding all, or a representative sample, of the stocks that comprise the index it tracks. Investors should recognize that investing in foreign companies involves certain special considerations which are not typically associated with investing in U.S. companies.

     CURRENCY RISK. Since the stocks of foreign companies are frequently denominated in foreign currencies, and since the Funds may temporarily hold uninvested reserves in bank deposits in foreign currencies, the Funds will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of the Funds permit them to enter into forward foreign currency exchange contracts in order to hedge a Fund's holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

     FEDERAL TAX TREATMENT OF NON-U.S. TRANSACTIONS. Special rules govern the Federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option and similar financial instrument if such instrument is not marked to market. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and nonequity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules applicable to other futures contracts unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. The Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended, and the Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. Any gain or loss attributable to the foreign currency component of a transaction engaged in by a Fund which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. It is anticipated that some of the non-U.S. dollar-denominated investments and foreign currency contracts the Fund may make or enter into will be subject to the special currency rules described above.

     COUNTRY RISK. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation of confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries.

     Although the Funds will endeavor to achieve most favorable execution costs in their portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. In addition, it is expected that the expenses for custodian arrangements of the Funds' foreign securities will be somewhat greater than the expenses for the custodian arrangements for handling U.S. securities of equal value.

     Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from foreign companies held by the Funds. However, these foreign withholding taxes are not expected to have a significant impact on the Funds, since each Fund seeks long-term capital appreciation and any income should be considered incidental.

                       FUNDAMENTAL INVESTMENT LIMITATIONS

     Each Fund of the Trust is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the Fund's shares. For these purposes, a "majority" of shares means the lesser of: (i) 67% or more of the votes cast to approve a change, so long as shares representing more than 50% of a Fund's net asset value are present or represented by proxy; or (ii) shares representing more than 50% of a Fund's net asset value.

     BORROWING. A Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 15% of the Fund's net assets. A Fund may borrow money through banks, reverse repurchase agreements, or Vanguard's interfund lending program only, and must comply with all applicable regulatory conditions. A Fund may not make any additional investments if its outstanding borrowings exceed 5% of net assets.


     COMMODITIES. A Fund may not invest in commodities, except that it may invest in stock index futures contracts, stock options and options on stock index futures contracts. No more than 5% of a Fund's total assets may be used as initial margin deposit for futures contracts, and no more than 20% of a Fund's total assets may be invested in futures contracts or options at any time.


     DIVERSIFICATION.  With respect to 75% of its total assets, a Fund may not:
(i) purchase more than 10% of the outstanding voting securities of any one issuer; or (ii) purchase securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in that issuer's securities. This limitation does not apply to obligations of the United States Government, its agencies, or instrumentalities.

     ILLIQUID SECURITIES. A Fund may not acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid. From time to time, the Trust's Board of Trustees may determine that certain restricted securities known as Rule 144A securities are liquid and not subject to the 15% limitation.

     INDUSTRY CONCENTRATION. A Fund may not invest more than 25% of its total assets in any one industry.

     INVESTING FOR CONTROL. A Fund may not invest in a company for purposes of controlling its management.

     INVESTMENT COMPANIES. A Fund may not invest in any other investment company, except through a merger, consolidation or acquisition of assets, or to the extent permitted by Section 12 of the 1940 Act. Investment companies whose shares a Fund acquires pursuant to Section 12 must have investment objectives and investment policies consistent with those of the Fund.

     LOANS. A Fund may not lend money to any person except by purchasing fixed income securities that are publicly distributed, lending its portfolio securities, or through Vanguard's interfund lending program.

     MARGIN. A Fund may not purchase securities on margin or sell securities short, except as permitted by the Fund's investment policies relating to commodities.

     OIL, GAS, MINERALS. A Fund may not invest in interests in oil, gas or other mineral exploration or development programs.

     PLEDGING ASSETS. A Fund may not pledge, mortgage or hypothecate more than 15% of its net assets.


     PUTS/CALLS. A Fund may not purchase or sell put, call, straddle or spread options.


     REAL ESTATE. A Fund may not invest directly in real estate, although it may invest in securities of companies that deal in real estate.

     SENIOR SECURITIES. A Fund may not issue senior securities, except in compliance with the 1940 Act.

     UNDERWRITING. A Fund may not engage in the business of underwriting securities issued by other persons. The Fund will not be considered an underwriter when disposing of its investment securities.


     The above-mentioned investment limitations are considered at the time investment securities are purchased.



     None of these limitations prevents a Fund from participating in The Vanguard Group (Vanguard). Because the Trust is a member of the Group, the Funds may own securities issued by Vanguard, make loans to Vanguard, and contribute to Vanguard's costs or other financial requirement. See "Management of the Trust" for more information.

                               PURCHASE OF SHARES

     The Trust reserves the right in its sole discretion (i) to suspend the offerings of a Fund's shares, (ii) to reject purchase or exchange purchase orders when in the judgment of management such rejection is in the best interest of a Fund, and (iii) to reduce or waive the minimum investment for, or any other restrictions on, initial and subsequent investments as well as redemption fees for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of a Fund's shares.


     EXCHANGE OF SECURITIES FOR SHARES OF A FUND. In certain circumstances, shares of a Fund may be purchased "in kind," i.e., in exchange for securities, rather than for cash. The securities tendered as part of an in-kind purchase must be included in the Index tracked by the Fund and must have a total market value of $1 million or more. In addition, each position must have a market value of $10,000 or more. Such securities also must be liquid securities which are not restricted as to transfer and have a value that is readily ascertainable as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange or NASDAQ. Securities accepted by the Fund will be valued as set forth under "Share Price" in the Trust's prospectus as of the time of the next determination of net asset value after such acceptance. Shares of each Fund are issued at net asset value determined as of the same time. "IN-KIND" PURCHASES OF THE SMALL-CAP INDEX, EXTENDED MARKET INDEX, SMALL-CAP VALUE INDEX, AND SMALL-CAP GROWTH INDEX FUNDS WILL NOT BE SUBJECT TO THEIR NORMAL TRANSACTION FEES, 0.5%, 0.25%, 0.5% AND 0.5%, RESPECTIVELY. All dividend, subscription, or other rights that are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund by the investor upon receipt from the issuer. A gain or loss for Federal income tax purposes would be realized by the investor upon the exchange depending upon the cost of the securities tendered.


     A Fund will not accept securities in exchange for its shares unless: (1) such securities are, at the time of the exchange, held by the Fund; (2) the transaction will not cause the Fund's weightings to become imbalanced with respect to the weightings of the stocks included in the corresponding Index; (3) the investor represents and agrees that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; (4) such securities are traded in an unrelated transaction with a quoted sales price on the same day the exchange valuation is made; (5) the quoted sales price used as a basis of valuation is representative (e.g., one that does not involve a trade of substantial size that artificially influences the price of the security); and (6) the value of any such security being exchanged will not exceed 5% of the Fund's net assets immediately prior to the transaction.

     Investors interested in purchasing Fund shares with securities should contact Vanguard.

                                  SHARE PRICE

     The share price, or "net asset value" per share for the 500 Index Fund is calculated by dividing the total assets of the Fund, less all liabilities, by the total number of shares outstanding. The net asset value for each share class of the other Funds that comprise the Trust are calculated by dividing the net assets attributable to each share class by the total number of shares outstanding for that share class. The net asset value is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Exchange is open for trading.

     Portfolio securities for which market quotations are readily available (includes those securities listed on national securities exchanges, as well as those quoted on the NASDAQ Stock Market) will be valued at the last quoted sales price on the day the valuation is made. Such securities which are not traded on the valuation date are valued at the mean of the bid and ask prices. Price information on exchange-listed securities is taken from the exchange where the security is primarily traded. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

     Short-term instruments (those acquired with remaining maturities of 60 days or less) may be valued at cost, plus or minus any amortized discount or premium, which approximates market value.

     Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service may be determined without regard to bid or last sale prices of each security, but take into account institutional-size transactions in similar groups of securities as well as any developments related to specific securities.

     Foreign securities are valued at the last quoted sales price, according to the broadest and most representative market, available at the time a Fund is valued. If events which materially affect the value of a Fund's investments occur after the close of the securities markets on which such securities are primarily traded, those investments may be valued by such methods as the Board of Trustees deems in good faith to reflect fair value.

     In determining a Fund's net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using the officially quoted daily exchange rates used by Morgan Stanley Capital International in calculating various benchmarking indices. This officially quoted exchange rate may be determined prior to or after the close of a particular securities market. If such quotations are not available, the rate of exchange will be determined in accordance with policies established in good faith by the Board of Trustees.

     Other assets and securities for which no quotations are readily available or which are restricted as to sale (or resale) are valued by such methods as the Board of Trustees deems in good faith to reflect fair value.

     The share price for each Fund can be found daily in the mutual fund listings of most major newspapers under the heading of Vanguard Index Funds.

                              REDEMPTION OF SHARES


     Each Fund may suspend redemption privileges or postpone the date of payment
(i) during any period that the New York Stock Exchange is closed, or trading on the Exchange is restricted as determined by the Commission, (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Trust to dispose of securities owned by it, or fairly to determine the value of its assets, and
(iii) for such other periods as the Commission may permit.


     No charge is made by a Fund for redemptions. The proceeds of a redemption may be more or less than the shareholder's cost depending on the market value of the securities held by the Fund.


     The Trust has authorized Charles Schwab & Co., Inc. (Schwab) to accept on its behalf purchase and redemption orders under certain terms and conditions. Schwab is also authorized to designate other intermediaries to accept purchase and redemption orders on the Trust's behalf subject to those terms and conditions. Under this arrangement, the Trust will be deemed to have received a purchase or redemption order when Schwab or, if applicable, Schwab's authorized designee, accepts the order in accordance with the Trust's instructions. Customer orders that are properly transmitted to the Trust by Schwab, or if applicable, Schwab's authorized designee, will be priced as follows:



     If you place your order through Schwab and it is received before 3 p.m. Eastern time on any business day, your order will be sent to Vanguard that day and your share price will be based on the Fund's net asset value calculated at the close of trading that day. If your order is received after 3 p.m. Eastern time, it will be sent to Vanguard on the following business day and your share price will be based on the Fund's net asset value calculated at the close of trading that day.

                             YIELD AND TOTAL RETURN

     The annualized yield of each Fund of the Trust for the 30-day period ended December 31, 1998 is set forth below.


                                                              INVESTOR    INSTITUTIONAL
                                                               SHARES        SHARES
                                                              --------    -------------
500 Index Fund..............................................    1.20%          N/A
Total Stock Market Index Fund...............................    1.27          1.36%
Extended Market Index Fund..................................    1.12          1.26
Mid-Cap Index Fund..........................................    0.95          1.07
Small-Cap Index Fund........................................    1.35          1.48
Value Index Fund............................................    1.64          1.74
Small-Cap Value Index Fund..................................    1.03             *
Growth Index Fund...........................................    0.77          0.86
Small-Cap Growth Index Fund.................................    0.41             *



  * As of December 31, 1998, there were no Institutional Shares outstanding. Based on the yield of the Investor Shares, the estimated yield of the Small-Cap Value and the Small-Cap Growth Index Funds would have been 1.16% and 0.54%, respectively.


     The average annual total return of each Fund of the Trust for the one-, five-, and ten-year periods ended December 31, 1998 is set forth below.


                                                        1 YEAR ENDED    5 YEARS ENDED    10 YEARS ENDED
INVESTOR SHARES                                          12/31/1998      12/31/1998        12/31/1998
---------------                                         ------------    -------------    --------------
500 Index Fund*.......................................    28.62%           23.96%           19.04%
Total Stock Market Index Fund*........................     23.26            21.50            19.22(1)+
Extended Market Index Fund**..........................      8.05            16.19            15.22
Small-Cap Index Fund***...............................     -3.10            12.80            12.92
Value Index Fund*.....................................     14.64            19.77            19.68(2)+
Growth Index Fund*....................................     42.21            27.79            22.95(3)+



                                                        1 YEAR ENDED    5 YEARS ENDED    10 YEARS ENDED
                 INSTITUTIONAL SHARES                    12/31/1998      12/31/1998        12/31/1998
                 --------------------                   ------------    -------------    --------------
Total Stock Market Index Fund.........................     23.37%           21.77%(4)+        --
Extended Market Index Fund**..........................      8.18            13.68(4)+         --
Small-Cap Index Fund***...............................     -2.99             5.38(4)+         --


---------------

  * Total return figures are not adjusted to reflect the $10 annual account maintenance fee for accounts under $10,000.


 ** Total return figures for the Extended Market Index Fund are adjusted to reflect the 0.25% transaction fee but not adjusted for the $10 annual account maintenance fee for accounts under $10,000 for the Investor Shares.


*** Total return figures for the Small-Cap Index Fund are adjusted to reflect the 0.5% transaction fee but not adjusted for the $10 annual account maintenance fee for accounts under $10,000 for the Investor Shares.

  + Annualized.

 (1) Since the inception date of the Total Stock Market Index Fund on April 27, 1992.

 (2) Since the inception date of the Value Index Fund on November 2, 1992.
 (3) Since the inception date of the Growth Index Fund on November 2, 1992.
 (4) Since the inception date of the Institutional Shares of the Fund on July 7, 1997.

     The Investor Shares and the Institutional Shares of the Mid-Cap Index Fund, Small-Cap Value Index Fund, and Small-Cap Growth Index Fund were not offered prior to April 20, 1998. The Institutional Shares of the Value Index Fund and the Growth Index Fund were not offered prior to April 20, 1998.

AVERAGE ANNUAL TOTAL RETURN

     Average annual total return is the average annual compounded rate of return for the periods of one year, five years, ten years or the life of the Fund, all ended on the last day of a recent month. Average annual total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical investment over such periods according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)(1/n)-1


     Where:  T = average annual total return
             P = a hypothetical initial payment of $1,000 n = number of years
             ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

CUMULATIVE TOTAL RETURN

     Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of a return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P)-1


     Where:  C = cumulative total return
             P = a hypothetical initial payment of $1,000
             ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

SEC YIELDS

     Yield is the net annualized yield based on the specified 30-day (or one month) period assuming semiannual compounding of income. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                        Yield = 2[((a-b)/(cXd)+1)(6)-1]


       Where:    a = dividends and interest earned during the period.
                 b = expense accrued for the period (net of reimbursements).
                 c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

                 d = the maximum offering price per share on the last day of the period.

                            MANAGEMENT OF THE TRUST

OFFICERS AND TRUSTEES


     The Officers of the Trust manage its day-to-day operations and are responsible to the Trust's Board of Trustees. The Trustees set broad policies for the Trust and choose its Officers. The following is a list of the Trustees and Officers of the Trust and a statement of their present positions and principal occupations during the past five years. As a group, the Trust's Trustees and Officers own less than 1% of the outstanding shares of each Fund of the Trust. Each Trustee also serves as a Director of The Vanguard Group, Inc., and as a Trustee of each of the 36 investment companies administered by Vanguard (35 in the case of Mr. Malkiel and 28 in the case of Mr. MacLaury). The mailing address of the Trustees and Officers of the Trust is Post Office Box 876, Valley Forge, PA 19482.


JOHN C. BOGLE, (DOB: 5/8/1929) Senior Chairman and Trustee*
Senior Chairman and Director of The Vanguard Group, Inc., and Trustee of each of the investment companies in The Vanguard Group; Director of The Mead Corp. (Paper Products), General Accident Insurance, and Chris-Craft Industries, Inc. (Broadcasting & Plastics Manufacturer).

JOHN J. BRENNAN, (DOB: 7/29/1954) Chairman, Chief Executive Officer & Trustee* Chairman, Chief Executive Officer and Director of The Vanguard Group, Inc., and Trustee of each of the investment companies in The Vanguard Group.

JOANN HEFFERNAN HEISEN, (DOB: 1/25/1950) Trustee
Vice President, Chief Information Officer, and member of the Executive Committee of Johnson and Johnson (Pharmaceuticals/Consumer Products), Director of Johnson & Johnson*MERCK Consumer Pharmaceuticals Co., Women First HealthCare, Inc. (Research and Education Institution), Recording for the Blind and Dyslexic, The Medical Center at Princeton, and Women's Research and Education Institute.

BRUCE K. MACLAURY, (DOB: 5/7/1931) Trustee
President Emeritus of The Brookings Institution (Independent Non-Partisan Research Organization); Director of American Express Bank, Ltd., The St. Paul Companies, Inc. (Insurance and Financial Services), and National Steel Corp.

BURTON G. MALKIEL, (DOB: 8/28/1932) Trustee
Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Banco Bilbao Gestinova, Baker Fentress & Co. (Investment Management), The Jeffrey Co. (Holding Company), and Southern New England Telecommunications Co.

ALFRED M. RANKIN, JR., (DOB: 10/8/1941) Trustee
Chairman, President, Chief Executive Officer, and Director of NACCO Industries (Machinery/Coal/Appliances); Director of The BFGoodrich Co. (Aircraft Systems/Manufacturing/Chemicals), and The Standard Products Co. (Rubber Products Company).

JOHN C. SAWHILL, (DOB: 6/12/1936) Trustee
President and Chief Executive Officer of The Nature Conservancy (Non-Profit Conservation Group); Director of Pacific Gas and Electric Co., Procter & Gamble Co., NACCO Industries (Machinery/Coal/Appliances), and Newfield Exploration Co. (Energy); formerly, Director and Senior Partner of McKinsey & Co., and President of New York University.

JAMES O. WELCH, JR., (DOB: 5/13/1931) Trustee
Retired Chairman of Nabisco Brands, Inc. (Food Products); retired Vice Chairman and Director of RJR Nabisco (Food and Tobacco Products); Director of TECO Energy, Inc., and Kmart Corp.

J. LAWRENCE WILSON, (DOB: 3/2/1936) Trustee
Chairman and Chief Executive Officer of Rohm & Haas Co. (Chemicals); Director of Cummins Engine Co. (Diesel Engine Company), and The Mead Corp. (Paper Products); and Trustee of Vanderbilt University.

RAYMOND J. KLAPINSKY, (DOB: 12/7/1938) Secretary*
Managing Director of The Vanguard Group, Inc.; Secretary of The Vanguard Group, Inc. and of each of the investment companies in The Vanguard Group.

THOMAS J. HIGGINS, (DOB: 5/21/1957) Treasurer*
Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.

ROBERT D. SNOWDEN, (DOB: 9/4/1961) Controller*
Principal of The Vanguard Group, Inc.; Controller of each of the investment companies in The Vanguard Group.

---------------

*Officers of the Trust are "interested persons" as defined in the 1940 Act.


THE VANGUARD GROUP


     Vanguard Index Trust is a member of The Vanguard Group of Investment Companies, which consists of more than 30 investment companies. Through their jointly-owned subsidiary, The Vanguard Group, Inc. (Vanguard), the Trust and the other Trusts in The Vanguard Group obtain at cost virtually all of their corporate management, administrative and distribution services. Vanguard also provides investment advisory services on an at-cost basis to several of the Vanguard Trusts.


     Vanguard employs a supporting staff of management and administrative personnel needed to provide the requisite services to the Trusts and also furnishes the Trusts with necessary office space, furnishings and equipment. Each Trust pays its share of Vanguard's total expenses which are allocated among the Trusts under methods approved by the Board of Trustees of each Trust. In addition, each Trust bears its own direct expenses such as legal, auditing and custodian fees.

     The Trust's Officers are Officers of Vanguard. No Officer or employee owns, or is permitted to own, any securities of any external adviser for the Trusts.


     Vanguard adheres to a Code of Ethics established pursuant to Rule 17j-1 under the 1940 Act. The Code is designed to prevent unlawful practices in connection with the purchase or sale of securities by persons associated with Vanguard. Under Vanguard's Code of Ethics certain Officers and employees of Vanguard who are considered access persons are permitted to engage in personal securities transactions. However, such transactions are subject to procedures and guidelines similar to, and in many cases more restrictive than, those recommended by a blue ribbon panel of mutual fund industry executives.



     Vanguard was established and operates under an Amended and Restated Funds' Service Agreement which was approved by the shareholders of each of the Trusts. The Amended and Restated Funds' Service Agreement provides that each Vanguard Trust may be called upon to invest up to .40% of its current net assets in Vanguard as contributions to Vanguard's capitalization, and that there is no limit on the dollar amount that each Vanguard Trust may contribute to Vanguard's capitalization. The amounts which each of the Trusts has invested are adjusted from time to time in order to maintain the proportionate relationship between each Trust's relative net assets and its contribution to Vanguard's capital. At December 31, 1998, each Fund had contributed capital to Vanguard representing 0.02% of each Fund's net assets. The total amount contributed by the Trust was $17,029,000, which represented 24.2% of Vanguard's capitalization.


     MANAGEMENT. Corporate management and administrative services include: (1) executive staff; (2) accounting and financial; (3) legal and regulatory; (4) shareholder account maintenance; (5) monitoring and control of custodian relationships; (6) shareholder reporting; and (7) review and evaluation of advisory and other services provided to the Trusts by third parties.

     DISTRIBUTION. Vanguard Marketing Corporation, a wholly-owned subsidiary of The Vanguard Group, Inc., provides all distribution and marketing activities for the Trusts in the Group. The principal distribution expenses are for advertising, promotional materials and marketing personnel. Distribution services may also include organizing and offering to the public, from time to time, one or more new investment companies which will become members of The Vanguard Group. The Trustees and Officers of Vanguard determine the amount to be spent annually on distribution activities, the manner and amount to be spent on each Trust, and whether to organize new investment companies.

     One half of the distribution expenses of a marketing and promotional nature is allocated among the various Vanguard Trusts based upon relative net assets. The remaining one half of those expenses is allocated among the Trusts based upon each Trust's sales for the preceding 24 months relative to the total sales of the Trusts as a group, provided, however, that no Trust's aggregate quarterly rate of contribution for distribution expenses of a marketing and promotional nature shall exceed 125% of the average distribution expense rate for Vanguard, and that no Trust shall incur annual distribution expenses in excess of 20/100 of 1% of its average month-end net assets. With respect to the Funds which have two classes of shares, expenses paid to

The Vanguard Group that are associated with marketing and distribution activities will be allocated to the class of shares of the Fund on behalf of which the expenses were incurred by making such allocations to each share class as if each such class were a separate Vanguard Trust. With respect to the Funds which have two classes of shares, expenses associated with Vanguard's provision of shareholder account services will be allocated to each share class on the basis of the amount incurred by each share class.

     During the fiscal years ended December 31, 1996, 1997, and 1998, the Funds incurred the following approximate amounts of The Vanguard Group's management (including transfer agency), distribution, and marketing expenses:


                        FUND                             1996           1997            1998
                        ----                          -----------    -----------    ------------
Vanguard Total Stock Market Index Fund..............  $ 5,284,000    $ 9,113,000    $ 15,330,000
Vanguard 500 Index Fund.............................  $44,885,000    $75,851,000    $108,134,000
Vanguard Extended Market Index Fund.................  $ 4,248,000    $ 5,518,000    $  6,534,000
Vanguard Mid-Cap Index Fund.........................          N/A            N/A    $    174,000*
Vanguard Small-Cap Index Fund.......................  $ 3,199,000    $ 4,817,000    $  6,369,000
Vanguard Value Index Fund...........................  $ 1,394,000    $ 2,723,000    $  4,562,000
Vanguard Small-Cap Value Index Fund.................          N/A            N/A    $    102,000*
Vanguard Growth Index Fund..........................  $   947,000    $ 3,147,000    $  8,785,000
Vanguard Small-Cap Growth Index Fund................          N/A            N/A    $     65,000*


---------------

* Since Inception, April 20, 1998.


     INVESTMENT ADVISORY SERVICES. The Funds that comprise Vanguard Index Trust receive all investment adviser services from Vanguard's Core Management Group. These services are provided on an at-cost basis from money management staff employed directly by Vanguard. The compensation and other expenses of this staff are paid by the Vanguard Funds utilizing these services. During the fiscal years ended December 31, 1996, 1997 and 1998, the Funds incurred expenses for investment advisory services in the following amounts:


                            FUND                               1996       1997        1998
                            ----                              -------    -------    --------
Vanguard Total Stock Market Index Fund......................  $27,000    $56,000    $ 82,000
Vanguard 500 Index Fund.....................................  $20,000    $67,000    $ 80,000
Vanguard Extended Market Index Fund.........................  $27,000    $53,000    $ 73,000
Vanguard Mid-Cap Index Fund.................................      N/A        N/A    $ 20,000*
Vanguard Small-Cap Index Fund...............................  $29,000    $67,000    $100,000
Vanguard Value Index Fund...................................  $12,000    $22,000    $ 37,000
Vanguard Small-Cap Value Index Fund.........................      N/A        N/A    $ 20,000*
Vanguard Growth Index Fund..................................  $12,000    $22,000    $ 37,000
Vanguard Small-Cap Growth Index Fund........................      N/A        N/A    $ 20,000*


---------------
* Since Inception, April 20, 1998.

TRUSTEE COMPENSATION


     The same individuals serve as Trustees of all Vanguard Trusts (with two exceptions, which are noted in the table appearing on page B-16), and each Trust pays a proportionate share of the Trustees' compensation. The Trusts employ their officers on a shared basis, as well. However, officers are compensated by The Vanguard Group, Inc., not the Trusts.


INDEPENDENT TRUSTEES. The Trusts compensate their independent Trustees -- that is, the ones who are not also Officers of the Trust -- in three ways:

-- The independent Trustees receive an annual fee for their service to the Trusts, which is subject to reduction based on absences from scheduled Board meetings.

-- The independent Trustees are reimbursed for the travel and other expenses that they incur in attending Board meetings.

-- Upon retirement, the independent Trustees receive an aggregate annual fee of $1,000 for each year served on the Board, up to fifteen years of service. This annual fee is paid for ten years following retirement, or until each Trustee's death.

"INTERESTED" TRUSTEES. The Trusts' interested Trustees -- Messrs. Bogle and Brennan -- receive no compensation for their service in that capacity. However, they are paid in their role as Officers of The Vanguard Group, Inc.


COMPENSATION TABLE. The following table provides compensation details for each of the Trustees. We list the amounts paid as compensation and accrued as retirement benefits by the Trust for each Trustee. In addition, the table shows the total amount of benefits that we expect each Trustee to receive from all Vanguard Trusts upon retirement, and the total amount of compensation paid to each Trustee by all Vanguard Trusts. All information shown is for the fiscal year ended December 31, 1998.


                              VANGUARD INDEX TRUST
                               COMPENSATION TABLE


                                AGGREGATE     PENSION OR RETIREMENT       ESTIMATED        TOTAL COMPENSATION
                               COMPENSATION    BENEFITS ACCRUED AS     ANNUAL BENEFITS   FROM ALL VANGUARD FUNDS
      NAMES OF TRUSTEES         FROM TRUST    PART OF TRUST EXPENSES   UPON RETIREMENT     PAID TO TRUSTEES(1)
      -----------------        ------------   ----------------------   ---------------   -----------------------
John C. Bogle                       None                None                  None                  None
John J. Brennan                     None                None                  None                  None
Barbara Barnes Hauptfuhrer(2)    $16,262              $2,199               $15,000               $75,000
JoAnn Heffernan Heisen           $ 8,131              $  956               $15,000               $37,500
Robert E. Cawthorn(2)            $ 6,776              $1,466               $ 6,000               $31,250
Bruce K. MacLaury                $17,016              $1,644               $12,000               $70,000
Burton G. Malkiel                $16,374              $1,582               $15,000               $75,000
Alfred M. Rankin, Jr.            $16,262              $1,157               $15,000               $75,000
John C. Sawhill                  $16,262              $1,466               $15,000               $75,000
James O. Welch, Jr.              $16,262              $1,692               $15,000               $75,000
J. Lawrence Wilson               $16,262              $1,222               $15,000               $75,000



(1) The amounts reported in this column reflect the total compensation paid to each Trustee for their service as Trustee of 36 Vanguard Funds (35 in the case of Mr. Malkiel; 28 in the case of Mr. MacLaury).

(2) Mr. Cawthorn and Mrs. Hauptfuhrer have retired from the Trust's Board, effective May 31, 1998 and December 31, 1998, respectively.

                             PORTFOLIO TRANSACTIONS

     In placing portfolio transactions on behalf of a Fund, Vanguard's Core Management Group uses its best judgment to choose the broker most capable of providing the brokerage services necessary to obtain best available price and most favorable execution. The full range and quality of brokerage services available are considered in making these determinations. In those instances where it is reasonably determined that more than one broker can offer the brokerage services needed to obtain the best available price and most favorable execution, consideration will be given to those brokers which supply statistical information and provide other services in addition to execution services to the Trust.

     Since the Funds do not market their shares through intermediary brokers or dealers, it is not the Funds' practice to allocate brokerage or principal business on the basis of sales of their shares which may be made through such firms. However, a Fund may place portfolio orders with qualified broker-dealers who recommend the Fund to clients, and may, when a number of brokers and dealers can provide best price and execution on a particular transaction, consider the sale of Fund shares by a broker or dealer in selecting among broker dealers.

     During the fiscal years ended December 31, 1996, 1997 and 1998, the Funds paid brokerage commissions in the following amounts:


                                                        1996            1997            1998
                                                    ------------    ------------    ------------
Vanguard Total Stock Market Index Fund              $ 59,231,317    $    840,641    $110,426,856
Vanguard 500 Index Fund                             $  2,689,619    $295,603,585    $418,126,763
Vanguard Extended Market Index Fund                 $ 84,035,314    $ 83,023,378    $ 96,645,620
Vanguard Mid-Cap Index Fund                         $        n/a    $        n/a    $ 10,953,914
Vanguard Small-Cap Index Fund                       $134,499,666    $148,043,596    $164,920,895
Vanguard Value Index Fund                           $    229,085    $    179,361    $ 25,498,383
Vanguard Small-Cap Value Index Fund                 $        n/a    $        n/a    $  8,836,910
Vanguard Growth Index Fund                          $ 14,095,492    $ 29,402,501    $ 82,706,491
Vanguard Small-Cap Growth Index Fund                $        n/a    $        n/a    $  6,211,780

                              PERFORMANCE MEASURES

     Vanguard may use reprinted material discussing The Vanguard Group, Inc. or any of the member trusts of The Vanguard Group of Investment Companies.

     Each of the investment company members of The Vanguard Group, including Vanguard Index Trust, may from time to time, use one or more of the following unmanaged indexes for comparative performance purposes.

STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX -- includes stocks selected by Standard & Poor's Index Committee to include leading companies in leading industries and to reflect the U.S. stock market.


STANDARD & POOR'S 500/BARRA VALUE INDEX -- consists of the stocks in the Standard & Poor's 500 Composite Stock Price Index (S&P 500) with the lowest price-to-book ratios, comprising 50% of the market capitalization of the S&P 500.



STANDARD & POOR'S 500/BARRA GROWTH INDEX -- consists of the stocks in the S&P 500 with the highest price-to-book ratios, comprising 50% of the market capitalization of the S&P 500.


STANDARD & POOR'S MIDCAP 400 INDEX -- is composed of 400 medium sized domestic stocks.

STANDARD & POOR'S SMALLCAP 600/BARRA VALUE INDEX -- contains stocks of the S&P SmallCap 600 Index which have a lower than average price-to-book ratio.

STANDARD & POOR'S SMALLCAP 600/BARRA GROWTH INDEX -- contains stocks of the S&P SmallCap 600 Index which have a higher than average price-to-book ratio.

RUSSELL 1000 VALUE INDEX -- consists of the stocks in the Russell 1000 Index (comprising the 1,000 largest U.S.-based companies measured by total market capitalization) with the lowest price-to-book ratios, comprising 50% of the market capitalization of the Russell 1000.

WILSHIRE 5000 EQUITY INDEX -- consists of more than 7,000 common equity securities, covering all stocks in the U.S. for which daily pricing is available.

WILSHIRE 4500 EQUITY INDEX -- consists of all stocks in the Wilshire 5000 except for the 500 stocks in the Standard & Poor's 500 Index.

BOND BUYER MUNICIPAL BOND INDEX -- is a yield index on current coupon high-grade general obligation municipal bonds.

RUSSELL 2000 STOCK INDEX -- is composed of approximately 2,000 small capitalization stocks.

MERRILL LYNCH CORPORATE & GOVERNMENT BOND INDEX -- consists of over 4,500 U.S. Treasury, Agency and investment grade corporate bonds.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX -- is an arithmetic, market value-weighted average of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australasia and the Far East.

GOLDMAN SACHS 100 CONVERTIBLE BOND INDEX -- currently includes 71 bonds and 29 preferred stocks. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

SALOMON BROTHERS GNMA INDEX -- includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

SALOMON BROTHERS HIGH-GRADE CORPORATE BOND INDEX -- consists of publicly issued, non-convertible corporate bonds rated Aa or Aaa. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

SALOMON BROTHERS BROAD INVESTMENT-GRADE BOND INDEX -- is a market-weighted index that contains approximately 4700 individually priced investment-grade corporate bonds rated BBB or better, U.S. Treasury/agency issues and mortgage pass-through securities.


LEHMAN LONG-TERM TREASURY BOND INDEX -- is a market weighted index that contains individually priced U.S. Treasury securities with maturities of 10 years or greater.


NASDAQ INDUSTRIAL INDEX -- is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

COMPOSITE INDEX -- 70% Standard & Poor's 500 Index and 30% NASDAQ Industrial Index.

COMPOSITE INDEX -- 65% Standard & Poor's 500 Index and 35% Lehman Long-Term Corporate AA or Better Bond Index.

COMPOSITE INDEX -- 65% Lehman Long-Term Corporate AA or Better Bond Index and a 35% weighting in a blended equity composite (75% Standard & Poor's/BARRA Value Index, 12.5% Standard & Poor's Utilities Index and 12.5% Standard & Poor's Telephone Index).

LEHMAN LONG-TERM CORPORATE AA OR BETTER BOND INDEX -- consists of all publicly issued, fixed rate, nonconvertible investment grade, dollar-denominated, SEC-registered corporate debt rated AA or AAA.


LEHMAN BROTHERS AGGREGATE BOND INDEX -- is a market-weighted index that contains individually priced U.S. Treasury, agency, corporate, and mortgage pass-through securities corporate rated Baa- or better. The Index has a market value of over $5 trillion.


LEHMAN BROTHERS MUTUAL FUND SHORT (1-5) GOVERNMENT/CORPORATE INDEX -- is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate investment grade bonds rated BBB- or better with maturities between 1 and 5 years. The index has a market value of over $1.6 trillion.


LEHMAN BROTHERS MUTUAL FUND INTERMEDIATE (5-10) GOVERNMENT/CORPORATE INDEX -- is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB- or better with maturities between 5 and 10 years. The index has a market value of over $800 billion.



LEHMAN BROTHERS LONG (10+) GOVERNMENT/CORPORATE INDEX -- is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB- or better with maturities greater than 10 years. The index has a market value of over $1.1 trillion.



LEHMAN CORPORATE (Baa) BOND INDEX -- all publicly offered fixed-rate, nonconvertible domestic corporate bonds rated Baa by Moody's, with a maturity longer than 1 year and with more than $100 million outstanding. This index includes over 1,500 issues.



LEHMAN BROTHERS LONG-TERM CORPORATE BOND INDEX -- is a subset of the Lehman Corporate Bond Index covering all corporate, publicly issued, fixed-rate nonconvertible U.S. debt issues rated at least Baa, with at least $100 million principal outstanding and maturity greater than 10 years.


                              FINANCIAL STATEMENTS

     The Trust's Financial Statements as of and for the year ended December 31, 1998, appearing in the Vanguard Index Trust 1998 Annual Report to Shareholders and inserts thereto, and the reports thereon of PricewaterhouseCoopers LLP, independent accountants, also appearing therein, are incorporated by reference in this Statement of Additional Information. For a more complete discussion of the performance, please see the Trust's Annual Report to Shareholders, which may be obtained without charge.

                                     PART C
                              VANGUARD INDEX TRUST
                               OTHER INFORMATION

ITEM 23. EXHIBITS


(a)  Declaration of Trust*
(b)  By-Laws*
(c)  Reference is made to Articles III and V of the Registrant's
     Declaration of Trust
(d)  Not Applicable
(e)  Not Applicable
(f) Reference is made to the section entitled "Management of the Trust" in the Registrant's Statement of Additional
     Information
(g)  Custodian Agreements*
(h)  Amended and Restated Funds' Service Agreement*
(i)  Legal Opinion*
(j)  Consent of Independent Accountants+
(k)  Not Applicable.
(l)  Not Applicable.
(m)  Not Applicable.
(n)  Financial Data Schedules+
(o)  Rule 18f-3 Plan*


---------------
* Filed Previously

+ Filed Herewith


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     Registrant is not controlled by or under common control with any person.

ITEM 25. INDEMNIFICATION

     The Registrant's organizational documents contain provisions indemnifying Trustees and Officers against liability incurred in their official capacity.
Article VII, Section 2 of the Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every Trustee and Officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or Officer. However, this provision does not cover any liability to which a Trustee or Officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Article VI of the By-Laws generally provides that the Registrant shall indemnify its Trustees and Officers from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee's or Officer's office with the Registrant.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER


     Investment advisory services are provided to the Registrant on an at-cost basis by The Vanguard Group, Inc., a jointly-owned subsidiary of the Registrant and the other Trusts in the Vanguard Group of Investment Companies. See the information concerning The Vanguard Group, Inc. set forth in Parts A and B. For information as to any other business, vocation or employment of a substantial nature in which each director or officer of the Registrant's investment advisor is or has been engaged for his own account or in the capacity of officer, employee, partner or trustee, reference is made to Form ADV (File #801-11953) filed by it under the Investment Advisers Act of 1940.

ITEM 27. PRINCIPAL UNDERWRITERS

(a) Not Applicable

(b) Not Applicable

(c) Not Applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     The books, accounts and other documents required by Section 31(a) under the Investment Company Act and the rules promulgated thereunder will be maintained in the physical possession of Registrant; Registrant's Transfer Agent, The Vanguard Group, Inc., Valley Forge, Pennsylvania 19482; and the Registrant's Custodians, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02105, and First Union National Bank, PA4943, 530 Walnut Street, Philadelphia, PA 19106.

ITEM 29. MANAGEMENT SERVICES

     Other than as set forth under the description of The Vanguard Group in Part B of this Registration Statement, Registrant is not a party to any management-related service contract.

ITEM 30. UNDERTAKINGS

     Not applicable

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 26th day of April, 1999.


VANGUARD INDEX TRUST

By:
---------------------------------------
        John J. Brennan, Chairman &
          Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

BY: (Heidi Stam)*
    John C. Bogle, Senior Chairman of the Board and Trustee

    April 26, 1999


BY: (Heidi Stam)*
    John J. Brennan, Chairman, Trustee and Chief Executive Officer

    April 26, 1999


BY: (Heidi Stam)*
    JoAnn Heffernan Heisen, Trustee

    April 26, 1999


BY: (Heidi Stam)*
    Bruce K. MacLaury, Trustee

    April 26, 1999


BY: (Heidi Stam)*
    Burton G. Malkiel, Trustee

    April 26, 1999


BY: (Heidi Stam)*
    Alfred M. Rankin, Jr., Trustee

    April 26, 1999


BY: (Heidi Stam)*
    John C. Sawhill, Trustee

    April 26, 1999


BY: (Heidi Stam)*
    James O. Welch, Jr., Trustee

    April 26, 1999


BY: (Heidi Stam)*
    J. Lawrence Wilson, Trustee

    April 26, 1999


BY: (Heidi Stam)*
    Thomas J. Higgins, Treasurer and Principal
    Financial Officer and Accounting Officer

    April 26, 1999


* By Power-of-Attorney. See File Number 33-4424, filed on January 25, 1999. Incorporated by reference.

                               INDEX TO EXHIBITS


Consent of Independent Accountants..........................  Ex-99.BJ
Financial Data Schedules....................................  Ex-99.BN